UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5954

The Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices)      (Zip code)

Jonathan de St. Paer

The Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1: Report(s) to Shareholders.

Semiannual Report  |  June 30, 2021
Schwab Value Advantage Money Fund®

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Value Advantage Money Fund  |  Semiannual Report

Schwab Value Advantage Money Fund
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for CSIM, leads the portfolio management teams for Schwab’s taxable and tax-exempt money market funds, and has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, she was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s fund administration group for nearly four years, where he focused on security pricing and valuation of the Schwab Funds. Prior to joining CSIM, he was a senior trader of the taxable money market funds at American Century Investments for three years.

Jonathan Roman, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010 and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the portfolio management group as a trader, and prior to that he worked in portfolio operations and analytics, providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for the Schwab Taxable Bond Funds and Schwab Money Funds. Prior to joining Schwab in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.

Karim Menoufy, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Previously, Mr. Menoufy was an associate portfolio manager with CSIM since 2013, and held a number of positions supporting the taxable and tax-exempt money funds during his tenure at the firm. Prior to joining CSIM in 2007, he spent several years as a mortgage specialist at JPMorgan Chase and an equity plan administrator for Delegata Corporation.
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Schwab Value Advantage Money Fund  |  Semiannual Report

Schwab Value Advantage Money Fund

The Schwab Value Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, repurchase agreements, bank notes and bankers’ acceptances, and obligations that are issued by the U.S. government, its agencies or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the six-month reporting period ended June 30, 2021, demand for government money market funds rose, while demand for prime and municipal money funds fell. The extensive fiscal stimulus programs passed by the U.S. Congress resulted in a significant amount of cash being invested in money market funds. Low interest rates, high demand from investors seeking safety, and declining supply of U.S. Treasury securities, kept yields low.
Although the U.S. economy has demonstrated resilience given the dramatic impact of the COVID-19 pandemic, the federal funds target range remained at 0.00% to 0.25% through the reporting period. The U.S. Federal Reserve (Fed) reiterated its intention to continue its support of the economy and affirmed that it would continue its bond-buying program, which aims to keep interest rates low and inject cash into the economy to encourage lending and investment, while acknowledging that it was keeping an eye on rising inflation.
Outside the U.S., major central banks maintained the low—or for some international central banks, negative—interest rates instituted prior to, and in response to, the COVID-19 pandemic. The European Central Bank held interest rates at 0.00%, unchanged since March 2016, and increased its asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and maintained other programs intended to help support economic growth. The Bank of England maintained its key official bank rate at 0.10% and also reiterated its commitment to its bond-buying program.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The fund’s weighted average maturity (WAM) increased over the reporting period, beginning the period at 36 days and ending it at 46 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	46 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Value Advantage Money Fund  |  Semiannual Report

Schwab Value Advantage Money Fund
Performance and Fund Facts as of June 30, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Value Advantage Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWVXX	SNAXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	0.03%	0.03%
Seven-Day Yield (without waivers)[2]	-0.21%	-0.06%
Seven-Day Effective Yield (with waivers)[2]	0.03%	0.03%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Value Advantage Money Fund  |  Semiannual Report

Schwab Value Advantage Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2021 and held through June 30, 2021.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Beginning Account Value at 1/1/21	Ending Account Value (Net of Expenses) at 6/30/21	Expenses Paid During Period 1/1/21-6/30/21[3]
Schwab Value Advantage Money Fund
Investor Shares
Actual Return	0.12%	$1,000.00	$1,000.10	$0.60
Hypothetical 5% Return	0.12%	$1,000.00	$1,024.20	$0.60
Ultra Shares
Actual Return	0.12%	$1,000.00	$1,000.10	$0.60
Hypothetical 5% Return	0.12%	$1,000.00	$1,024.20	$0.60

[1]	Based on the most recent six-month expense ratio.
[2]	Expense ratio (annualized) reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[3]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.
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Schwab Value Advantage Money Fund  |  Semiannual Report

Schwab Value Advantage Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/21– 6/30/21*	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.00 [2]	0.00 [2]	0.02	0.02	0.01	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	(0.00) [2]	—	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.02	0.02	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.02)	(0.02)	(0.01)	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	—	—	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.02)	(0.02)	(0.01)	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01% [3]	0.44%	2.07%	1.79%	0.81%	0.25%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.12% [4],[5]	0.28% [5],[6]	0.34%	0.34%	0.39% [7]	0.41% [5]
Gross operating expenses	0.35% [4]	0.41%	0.42%	0.44%	0.54%	0.58%
Net investment income (loss)	0.03% [4]	0.47%	2.02%	1.87%	0.84%	0.25%
Net assets, end of period (x 1,000,000)	$46,793	$56,419	$74,972	$47,721	$14,955	$7,060

Ultra Shares	1/1/21– 6/30/21*	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[8]	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.00 [2]	0.01	0.02	0.02	0.01	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	(0.00) [2]	—	0.00 [2]
Total from investment operations	0.00 [2]	0.01	0.02	0.02	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.01)	(0.02)	(0.02)	(0.01)	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	—	—	(0.00) [2]
Total distributions	(0.00) [2]	(0.01)	(0.02)	(0.02)	(0.01)	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01% [3]	0.53%	2.22%	1.94%	1.00%	0.45%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.12% [4],[5]	0.18% [5],[6]	0.19%	0.19%	0.20% [7]	0.21% [5]
Gross operating expenses	0.20% [4]	0.26%	0.27%	0.29%	0.33%	0.35%
Net investment income (loss)	0.03% [4]	0.56%	2.17%	2.00%	1.08%	0.44%
Net assets, end of period (x 1,000,000)	$32,945	$37,882	$47,497	$29,554	$12,612	$2,015
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6
Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
7
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
8
Effective November 17, 2017, the Select Shares and Premier Shares were combined into the Ultra Shares. The financial history as shown in the financial highlights is that of the former Ultra Shares.
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Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 59.5% of net assets
Asset-Backed Commercial Paper 5.5%
ANTALIS SA (ILE-DE-FRANCE)	a,b	0.20%		07/06/21	69,000,000	68,998,083
	a,b	0.17%		07/21/21	1,700,000	1,699,839
	a,b	0.17%		08/11/21	33,050,000	33,043,601
ATLANTIC ASSET SECURITIZATION LLC	a,b	0.15%		07/08/21	13,700,000	13,699,600
	a,b	0.14%		08/10/21	74,000,000	73,988,489
BARTON CAPITAL SA	a,b	0.17%		07/01/21	20,000,000	20,000,000
BEDFORD ROW FUNDING CORP	a,b	0.18%		11/03/21	150,000,000	149,906,250
BENNINGTON STARK CAPITAL CO LLC	a,b	0.07%		07/06/21	39,000,000	38,999,621
	a,b	0.08%		07/06/21	37,000,000	36,999,589
	a,b	0.13%		07/06/21	40,000,000	39,999,278
	a,b	0.13%		09/07/21	100,000,000	99,975,444
	a,b	0.12%		09/08/21	36,000,000	35,991,720
CAFCO LLC	a,b	0.17%		07/27/21	50,000,000	49,993,861
	a,b	0.15%		08/11/21	40,000,000	39,993,167
CHARIOT FUNDING LLC	a,b	0.15%		07/01/21	100,000,000	100,000,000
	a,b	0.22%		07/07/21	110,000,000	109,995,967
	a,b	0.15%		07/15/21	225,000,000	224,986,875
	a,b	0.14%		07/26/21	120,000,000	119,988,333
	a,b	0.07%		08/23/21	60,000,000	59,993,817
CHARTA LLC	a,b	0.17%		07/27/21	100,000,000	99,987,722
	a,b	0.12%		12/01/21	25,000,000	24,987,250
COLLATERALIZED COMMERCIAL PAPER V CO LLC	a	0.20%		07/22/21	88,000,000	87,989,733
	a	0.18%		08/09/21	113,000,000	112,977,965
	a	0.18%		08/17/21	92,000,000	91,978,380
	a	0.18%		08/23/21	55,000,000	54,985,425
	a	0.18%		08/30/21	74,000,000	73,977,800
	a	0.18%		09/03/21	140,000,000	139,955,200
	a	0.18%		09/09/21	142,000,000	141,950,300
	a	0.19%		09/15/21	105,000,000	104,957,883
	a	0.20%		09/27/21	97,000,000	96,952,578
	a	0.20%		11/01/21	100,000,000	99,931,667
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Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	a	0.18%		11/08/21	192,000,000	191,875,200
	a	0.17%		11/18/21	35,000,000	34,976,861
CRC FUNDING LLC	a,b	0.17%		07/27/21	75,000,000	74,990,792
	a,b	0.12%		12/01/21	95,000,000	94,951,550
CROWN POINT CAPITAL CO LLC	a,b	0.16%		07/06/21	35,000,000	34,999,222
FAIRWAY FINANCE CO LLC	a,b	0.14%		08/11/21	25,000,000	24,996,014
LMA AMERICAS LLC	a,b	0.14%		07/26/21	27,000,000	26,997,375
MANHATTAN ASSET FUNDING CO LLC	a,b	0.17%		10/22/21	47,410,000	47,384,702
	a,b	0.17%		11/01/21	122,750,000	122,678,703
METLIFE SHORT TERM FUNDING LLC	a,b	0.21%		07/06/21	42,500,000	42,498,760
PRICOA SHORT TERM FUNDING LLC	a,b	0.22%		11/05/21	46,000,000	45,964,299
RIDGEFIELD FUNDING CO LLC	a,b	0.11%		08/26/21	68,752,000	68,740,236
	a,b	0.13%		09/02/21	100,000,000	99,977,250
	a,b	0.09%		09/16/21	133,582,000	133,556,285
	a,b	0.08%		09/23/21	142,000,000	141,973,493
	a,b	0.10%		09/23/21	11,000,000	10,997,433
	a,b	0.08%		09/28/21	242,000,000	241,952,138
	a,b	0.10%		09/28/21	35,000,000	34,991,347
STARBIRD FUNDING CORP	a,b	0.15%		07/07/21	89,000,000	88,997,775
	a,b	0.19%		10/07/21	20,000,000	19,989,656
THUNDER BAY FUNDING LLC	a,b	0.18%		02/18/22	100,000,000	99,884,000
VERSAILLES COMMERCIAL PAPER LLC	a,b	0.12%		10/04/21	50,000,000	49,984,167
	a,b	0.12%		10/05/21	100,000,000	99,968,000
VICTORY RECEIVABLES CORP	a,b	0.06%		07/02/21	77,000,000	76,999,872
						4,359,210,567
Financial Company Commercial Paper 16.2%
BANK OF NOVA SCOTIA	b	0.18%		02/22/22	240,000,000	239,716,800
BARCLAYS BANK UK PLC	b	0.15%		07/26/21	179,000,000	178,981,354
	b	0.12%		09/02/21	58,000,000	57,987,820
	b	0.13%		09/02/21	78,000,000	77,982,255
	b	0.13%		09/07/21	100,000,000	99,975,444
BAYERISCHE LANDESBANK (NEW YORK BRANCH)		0.07%		07/06/21	328,000,000	327,996,811
		0.06%		07/08/21	193,000,000	192,997,748
BNP PARIBAS SA	b	0.17%		08/12/21	65,000,000	64,987,108
BOFA SECURITIES INC	b	0.10%		12/16/21	157,500,000	157,426,500
	b	0.14%		12/20/21	183,000,000	182,877,593
	b	0.14%		12/27/21	160,000,000	159,888,622
CAISSE DES DEPOTS ET CONSIGNATIONS	b	0.15%		07/30/21	500,000,000	499,941,597
CITIGROUP GLOBAL MARKETS INC	b	0.17%		09/23/21	73,300,000	73,270,924
	b	0.18%		10/07/21	287,000,000	286,859,370
	b	0.17%		11/05/21	486,000,000	485,708,535
DBS BANK LTD	b	0.16%		08/02/21	96,000,000	95,986,347
	b	0.17%		08/24/21	187,000,000	186,952,315
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Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	b	0.16%		09/27/21	29,000,000	28,988,658
	b	0.16%		10/01/21	100,000,000	99,959,111
	b	0.17%		10/22/21	37,000,000	36,980,256
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	0.20%		07/13/21	200,000,000	199,986,667
	b	0.18%		09/23/21	31,000,000	30,986,980
ING US FUNDING LLC	a	0.13%		09/20/21	92,500,000	92,472,944
	a	0.18%		09/27/21	45,000,000	44,980,200
	a	0.18%		09/28/21	198,000,000	197,911,890
	a	0.18%		10/01/21	435,000,000	434,799,900
	a,b	0.15%		11/18/21	240,000,000	239,860,000
JP MORGAN SECURITIES LLC		0.20%		10/15/21	250,000,000	249,852,778
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)	b	0.10%		07/06/21	97,000,000	96,998,653
LLOYDS BANK PLC		0.15%		07/02/21	150,000,000	149,999,375
		0.15%		07/15/21	146,000,000	145,991,483
		0.14%		08/27/21	200,000,000	199,955,667
		0.13%		08/31/21	150,000,000	149,968,229
		0.11%		10/05/21	99,000,000	98,970,960
MACQUARIE BANK LTD	b	0.11%		09/15/21	39,750,000	39,740,769
	b	0.10%		09/17/21	300,000	299,938
	b	0.11%		09/27/21	50,000,000	49,986,556
MIZUHO BANK LTD (SINGAPORE BRANCH)	b	0.17%		08/02/21	293,000,000	292,955,724
	b	0.17%		08/17/21	185,000,000	184,958,940
	b	0.16%		08/27/21	134,000,000	133,967,114
	b	0.12%		09/03/21	388,000,000	387,920,676
NATIONAL BANK OF CANADA	b	0.17%		08/16/21	24,000,000	23,994,787
	b	0.17%		08/17/21	180,000,000	179,960,050
	b	0.16%		09/24/21	330,000,000	329,875,333
	b	0.15%		09/27/21	125,000,000	124,954,167
	b	0.19%		10/21/21	65,000,000	64,961,578
NATIONWIDE BUILDING SOCIETY	b	0.06%		07/02/21	387,000,000	386,999,355
	b	0.06%		07/06/21	293,000,000	292,997,558
NORDEA BANK ABP	b	0.17%		08/19/21	312,000,000	311,929,930
NRW BANK	b	0.07%		07/08/21	240,000,000	239,996,967
	b	0.08%		08/27/21	194,250,000	194,225,395
SKANDINAVISKA ENSKILDA BANKEN AB	b	0.17%		11/08/21	200,000,000	199,877,222
	b	0.18%		11/15/21	360,000,000	359,753,400
	b	0.17%		12/01/21	32,800,000	32,776,302
	b	0.11%		12/02/21	17,000,000	16,992,001
	b	0.16%		12/14/21	65,700,000	65,651,528
	b	0.15%		12/22/21	120,000,000	119,913,000
	b	0.19%		12/22/21	104,000,000	103,904,493
SOCIETE GENERALE SA	b	0.15%		08/04/21	125,000,000	124,982,292
	b	0.15%		08/16/21	194,000,000	193,962,817
	b	0.11%		08/24/21	28,000,000	27,995,380
	b	0.11%		09/02/21	100,000,000	99,980,750
9
Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	b	0.09%		09/07/21	250,000,000	249,957,500
	b	0.12%		10/01/21	125,000,000	124,963,264
SUMITOMO MITSUI TRUST BANK LTD (SINGAPORE BRANCH)	b	0.13%		09/02/21	49,000,000	48,988,853
	b	0.10%		09/24/21	200,000,000	199,952,778
	b	0.11%		09/28/21	100,000,000	99,974,042
	b	0.12%		10/05/21	150,000,000	149,952,000
SVENSKA HANDELSBANKEN AB	b	0.17%		03/18/22	73,000,000	72,910,372
SWEDBANK AB		0.16%		08/11/21	261,000,000	260,952,440
		0.19%		09/27/21	171,000,000	170,922,670
		0.17%		10/25/21	100,000,000	99,945,222
		0.18%		10/25/21	300,000,000	299,830,833
		0.18%		10/26/21	338,000,000	337,807,763
TORONTO-DOMINION BANK	b	0.17%		09/01/21	148,000,000	147,956,669
UNITED OVERSEAS BANK LTD	b	0.16%		08/27/21	150,000,000	149,962,000
	b	0.15%		03/09/22	7,000,000	6,992,679
WESTPAC BANKING CORP	b	0.17%		08/25/21	71,250,000	71,231,495
						12,946,015,496
Certificates of Deposit 20.5%
BANK OF MONTREAL (CHICAGO BRANCH)		0.17%		08/12/21	132,000,000	132,000,000
		0.17%		08/25/21	300,000,000	300,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		0.16%		12/08/21	325,000,000	325,000,000
		0.16%		12/09/21	185,000,000	185,000,000
		0.14%		12/10/21	500,000,000	500,000,000
		0.14%		12/13/21	79,000,000	79,000,000
BAYERISCHE LANDESBANK (NEW YORK BRANCH)		0.06%		07/06/21	97,000,000	97,000,000
		0.06%		07/07/21	96,000,000	96,000,000
BNP PARIBAS (NEW YORK BRANCH)		0.16%		11/15/21	198,000,000	198,000,000
		0.12%		12/03/21	156,000,000	156,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.16%		08/25/21	370,000,000	370,000,000
		0.17%		11/12/21	398,000,000	398,000,000
		0.11%		12/02/21	400,000,000	400,000,000
CITIBANK NA		0.18%		02/25/22	139,000,000	139,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)		0.09%		12/02/21	150,000,000	150,000,000
COOPERATIEVE RABOBANK UA (LONDON BRANCH)		0.22%		07/19/21	100,000,000	100,000,000
		0.18%		08/12/21	573,000,000	573,000,000
		0.19%		11/02/21	193,000,000	192,873,874
		0.19%		11/12/21	379,000,000	379,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		0.10%		12/01/21	105,000,000	105,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		0.21%		09/03/21	500,000,000	500,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.07%		09/16/21	21,000,000	21,000,000
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		0.10%		07/01/21	332,000,000	332,000,000
		0.10%		07/06/21	298,000,000	298,000,000
		0.07%		07/07/21	168,000,000	168,000,000
10
Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		0.08%		07/06/21	391,000,000	391,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (LONDON BRANCH)		0.19%		11/15/21	44,000,000	44,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.17%		07/13/21	150,000,000	150,000,000
		0.20%		08/18/21	107,000,000	107,000,000
		0.19%		08/23/21	93,000,000	93,000,000
		0.20%		08/30/21	151,000,000	151,000,000
		0.20%		09/01/21	95,000,000	95,000,000
		0.19%		09/09/21	155,000,000	155,000,000
		0.20%		09/15/21	225,000,000	225,000,000
		0.11%		10/18/21	86,000,000	86,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.15%		08/10/21	197,000,000	197,000,000
MUFG BANK LTD (LONDON BRANCH)		0.21%		08/10/21	170,000,000	170,000,000
		0.20%		09/01/21	95,000,000	95,000,000
		0.20%		09/02/21	285,000,000	285,000,000
		0.21%		09/10/21	76,000,000	76,000,000
		0.21%		10/20/21	119,000,000	119,000,000
		0.20%		10/26/21	233,000,000	233,000,000
		0.17%		11/19/21	223,000,000	223,000,000
MUFG BANK LTD (NEW YORK BRANCH)		0.23%		07/21/21	60,000,000	60,000,000
		0.19%		07/28/21	114,600,000	114,600,000
		0.20%		07/29/21	59,000,000	59,000,000
		0.17%		08/25/21	250,000,000	250,000,000
		0.17%		08/27/21	117,000,000	117,000,000
		0.17%		08/31/21	250,000,000	250,000,000
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)		0.25%		07/22/21	4,500,000	4,500,183
		0.19%		07/27/21	189,000,000	189,000,000
		0.19%		08/06/21	250,000,000	250,000,000
		0.18%		09/01/21	295,000,000	295,000,000
		0.12%		12/02/21	165,000,000	165,000,000
NORDEA BANK ABP (NEW YORK BRANCH)		0.19%		07/14/21	200,000,000	200,000,000
		0.15%		07/26/21	200,000,000	200,000,000
		0.16%		07/26/21	200,000,000	200,000,000
		0.16%		08/16/21	432,500,000	432,500,000
OVERSEA CHINESE BANKING CORP LTD (NEW YORK BRANCH)		0.16%		12/01/21	69,000,000	69,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		0.17%		11/03/21	49,000,000	49,000,000
		0.17%		11/08/21	150,000,000	150,000,000
		0.15%		11/18/21	121,000,000	120,999,999
		0.10%		12/14/21	90,000,000	90,000,000
		0.19%		02/22/22	135,000,000	135,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.21%		07/13/21	176,000,000	176,000,000
		0.20%		07/15/21	178,000,000	178,000,000
		0.20%		08/05/21	202,000,000	202,000,000
		0.18%		10/25/21	270,000,000	270,000,000
		0.17%		11/05/21	163,000,000	163,000,000
		0.14%		12/01/21	266,000,000	266,000,000
11
Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SUMITOMO MITSUI TRUST BANK LTD (LONDON BRANCH)		0.21%		07/02/21	169,000,000	168,999,015
		0.22%		07/08/21	165,000,000	165,000,000
		0.20%		07/20/21	147,000,000	146,984,492
		0.13%		09/20/21	182,000,000	181,946,785
		0.15%		09/21/21	145,000,000	144,952,130
		0.13%		09/24/21	100,000,000	99,970,496
		0.14%		10/08/21	95,000,000	94,963,439
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		0.15%		08/20/21	100,000,000	100,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.19%		09/09/21	100,000,000	100,000,972
		0.17%		11/12/21	500,000,000	500,000,000
		0.18%		11/22/21	275,000,000	275,000,000
		0.10%		12/01/21	152,000,000	152,000,000
SWEDBANK (NEW YORK BRANCH)		0.20%		07/07/21	50,000,000	50,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.18%		03/28/22	252,000,000	252,000,000
		0.18%		03/30/22	100,000,000	100,000,000
		0.25%		04/20/22	35,000,000	35,000,000
						16,311,291,385
Non-U.S. Sovereign, Sub-Sovereign and Supra-National Debt 4.3%
CAISSE AMORTISSEMENT DE LA DETTE SOCIALE	b	0.16%		07/01/21	90,000,000	90,000,000
	b	0.14%		08/10/21	123,000,000	122,981,550
	b	0.15%		08/23/21	130,000,000	129,972,249
	b	0.15%		08/30/21	200,000,000	199,951,667
	b	0.12%		09/13/21	9,000,000	8,997,780
	b	0.09%		09/28/21	160,000,000	159,964,400
	b	0.09%		10/04/21	785,000,000	784,813,562
	b	0.10%		10/07/21	124,000,000	123,966,244
	b	0.09%		10/12/21	200,000,000	199,948,500
	b	0.10%		10/12/21	189,400,000	189,345,811
ERSTE ABWICKLUNGSANSTALT	b	0.13%		07/29/21	83,000,000	82,991,608
	b	0.08%		09/02/21	75,000,000	74,989,500
	b	0.13%		01/10/22	148,722,000	148,618,349
	b	0.14%		02/01/22	200,000,000	199,832,778
EUROPEAN INVESTMENT BANK		0.07%		09/16/21	200,000,000	199,970,055
FMS WERTMANAGEMENT AOER	b	0.15%		07/12/21	270,000,000	269,993,250
	b	0.13%		08/06/21	10,000,000	9,998,808
	b	0.10%		10/06/21	180,000,000	179,954,000
KFW	b	0.20%		01/21/22	175,000,000	174,801,667
	b	0.20%		01/28/22	44,000,000	43,948,422
						3,395,040,200
Non-Financial Company Commercial Paper 1.1%
EQUINOR ASA	b	0.06%		07/02/21	146,000,000	145,999,757
	b	0.09%		07/02/21	47,000,000	46,999,882
TOYOTA CREDIT CANADA INC		0.14%		01/04/22	100,000,000	99,927,278
12
Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TOYOTA FINANCE AUSTRALIA LTD		0.15%		08/18/21	50,000,000	49,990,000
		0.13%		12/13/21	152,000,000	151,909,433
TOYOTA MOTOR CREDIT CORP		0.13%		01/10/22	250,000,000	249,825,764
		0.21%		01/14/22	75,000,000	74,913,812
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.		0.14%		12/17/21	47,800,000	47,768,585
UNITEDHEALTH GROUP INC	b	0.09%		07/07/21	5,000,000	4,999,925
						872,334,436
Non-Negotiable Time Deposits 11.1%
ABN AMRO BANK NV		0.09%		07/02/21	460,000,000	460,000,000
		0.09%		07/06/21	736,000,000	736,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.10%		07/01/21	723,000,000	723,000,000
		0.10%		07/02/21	666,000,000	666,000,000
		0.09%		07/07/21	716,000,000	716,000,000
BANCO SANTANDER SA (NEW YORK BRANCH)		0.10%		07/07/21	193,000,000	193,000,000
BANK OF NOVA SCOTIA		0.09%		07/01/21	96,000,000	96,000,000
		0.09%		07/06/21	167,000,000	167,000,000
CREDIT INDUSTRIEL ET COMMERCIAL		0.11%		07/06/21	798,000,000	798,000,000
DBS BANK LTD		0.07%		07/01/21	98,000,000	98,000,000
		0.07%		07/02/21	154,000,000	154,000,000
ING BANK NV		0.10%		07/07/21	439,000,000	439,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.08%		07/01/21	96,000,000	96,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.06%		07/01/21	693,000,000	693,000,000
NRW BANK		0.06%		07/06/21	763,000,000	763,000,000
ROYAL BANK OF CANADA		0.09%		07/01/21	1,125,000,000	1,125,000,000
		0.07%		07/07/21	151,000,000	151,000,000
SANTANDER UK PLC		0.06%		07/01/21	387,000,000	387,000,000
		0.06%		07/02/21	173,000,000	173,000,000
		0.06%		07/07/21	238,000,000	238,000,000
						8,872,000,000
Other Instruments 0.8%
BANK OF AMERICA NA		0.18%		10/04/21	277,000,000	277,000,000
		0.17%		11/08/21	197,000,000	197,000,000
		0.17%		11/09/21	200,000,000	200,000,000
						674,000,000
Total Fixed-Rate Obligations
(Cost $47,429,892,084)						47,429,892,084

13
Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 9.9% of net assets
Variable Rate Demand Notes 0.8%
ABAG FINANCE AUTH
TAXABLE RB (PUBLIC POLICY INSTITUTE OF CALIFORNIA) SERIES 2001B (LOC: WELLS FARGO BANK NA)	c	0.08%		07/07/21	17,550,000	17,550,000
BLUE MOUNTAIN ENTERPRISES, LLC
VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: WELLS FARGO BANK NA)	c	0.12%		07/07/21	2,770,000	2,770,000
CALHOUN CNTY NAVIGATION IDA
PORT RB (FORMOSA PLASTICS) SERIES 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b,c	0.07%		07/07/21	15,000,000	15,000,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
TAXABLE RB (CAPITAL CORRUGATED) SERIES 2016B (LOC: COMERICA BANK)	c	0.18%		07/07/21	1,480,000	1,480,000
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	c	0.12%		07/07/21	48,000,000	48,000,000
COOK CNTY
TAXABLE GO BONDS SERIES 2004D (LOC: BARCLAYS BANK PLC)	c	0.09%		07/07/21	29,000,000	29,000,000
DALLAS-FORT WORTH INT’L AIRPORT FACILITY IMPROVEMENT CORP
AIRPORT FACILITY RB (FLIGHTSAFETY) SERIES 1999	c	0.07%		07/07/21	6,180,000	6,180,000
EAGLE CNTY
RB (BC HOUSING) SERIES 1997B (LOC: WELLS FARGO BANK NA)	c	0.18%		07/07/21	1,500,000	1,500,000
RB (TARNES AT BC) SERIES 1999B (LOC: WELLS FARGO BANK NA)	c	0.18%		07/07/21	2,410,000	2,410,000
EDWARD-ELMHURST HEALTHCARE
TAXABLE BONDS SERIES 2018 (LOC: BARCLAYS BANK PLC)	c	0.08%		07/07/21	25,500,000	25,500,000
FULTON CNTY DEVELOPMENT AUTH
AIRPORT FACILITY RB (FLIGHTSAFETY) SERIES 1999B	c	0.07%		07/07/21	9,350,000	9,350,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	c	0.07%		07/07/21	49,000,000	49,000,000
ILLINOIS HOUSING DEVELOPMENT AUTH
HOUSING BONDS SERIES 2017A2 (LIQ: FEDERAL HOME LOAN BANKS)	c	0.09%		07/07/21	23,800,000	23,800,000
IOWA FINANCE AUTH
MIDWESTERN DISASTER AREA RB (CARGILL) SERIES 2009A	c	0.06%		07/07/21	45,000,000	45,000,000
KENTON CNTY AIRPORT BOARD
SPECIAL FACILITIES RB (FLIGHTSAFETY) SERIES 2001A	c	0.07%		07/07/21	4,400,000	4,400,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)	c	0.18%		07/07/21	1,035,000	1,035,000
14
Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MEMPHIS HEALTH, EDUCATIONAL & HOUSING FACILITY BOARD
M/F HOUSING RB (ASHLAND LAKE II APTS) SERIES 2008A (LOC: US BANK NATIONAL ASSOCIATION)	c	0.07%		07/07/21	5,750,000	5,750,000
NASSAU HEALTH CARE CORP
TAXABLE HEALTH CARE RB SERIES 2009A (LOC: BANK OF AMERICA NA)	c	0.08%		07/07/21	845,000	845,000
NEVADA DEPT OF BUSINESS & INDUSTRY
RB (BRIGHTLINE WEST PASSENGER RAIL) SERIES 2020A (ESCROW)	c,d	0.25%		02/01/22	7,500,000	7,500,000
NEW CASTLE CNTY
AIRPORT FACILITY RB (FLIGHTSAFETY) SERIES 2002	c	0.07%		07/07/21	5,185,000	5,185,000
NEW YORK STATE HFA
HOUSING RB (250 W 93RD ST) SERIES 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	0.06%		07/07/21	30,775,000	30,775,000
NUVEEN SHORT DURATION CREDIT OPPORTUNITIES FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: BARCLAYS BANK PLC)	b,c	0.18%		07/07/21	19,000,000	19,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b,c	0.18%		07/07/21	31,000,000	31,000,000
ORANGE CNTY HFA
M/F HOUSING RB (LAUREL OAKS APTS II) SERIES 2007H (LOC: FEDERAL HOME LOAN BANKS)	c	0.06%		07/07/21	6,990,000	6,990,000
M/F HOUSING RB (LAUREL OAKS APTS) SERIES 2007G (LOC: FEDERAL HOME LOAN BANKS)	c	0.06%		07/07/21	7,570,000	7,570,000
SAN FRANCISCO
TAXABLE M/F HOUSING RB (1601 MARIPOSA APTS) SERIES 2017B (LOC: BANK OF AMERICA NA)	c	0.07%		07/07/21	19,000,000	19,000,000
SHERIDAN REDEVELOPMENT AGENCY
TAX INCREMENT REFUNDING RB (SOUTH SANTA FE DRIVE) SERIES 2011A1 (LOC: JPMORGAN CHASE BANK NA)	c	0.05%		07/07/21	22,910,000	22,910,000
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
SUB WATER REFUNDING RB SERIES 2021A (LIQ: BANK OF AMERICA NA)	c	0.09%		07/07/21	57,000,000	57,000,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	c	0.18%		07/07/21	5,885,000	5,885,000
TEXAS
GO BONDS SERIES 2005B (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.06%		07/07/21	19,245,000	19,245,000
VETERANS BONDS SERIES 2015A (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.05%		07/07/21	3,435,000	3,435,000
VETERANS HOUSING ASSISTANCE PROGRAM FUND II SERIES 2001C2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.06%		07/07/21	22,585,000	22,585,000
VETERANS HOUSING ASSISTANCE PROGRAM SERIES 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.06%		07/07/21	4,875,000	4,875,000
VETERANS HOUSING ASSISTANCE PROGRAM SERIES 2008A (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.06%		07/07/21	3,060,000	3,060,000
UTAH WATER FINANCE AGENCY
RB SERIES 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	c	0.06%		07/07/21	9,450,000	9,450,000
15
Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
VOLUSIA CNTY HFA
M/F HOUSING RB (CAPE MORRIS COVE APTS) SERIES 2007A (LOC: JPMORGAN CHASE BANK NA)	c	0.07%		07/07/21	6,140,000	6,140,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	c	0.25%		07/07/21	21,375,000	21,375,000
						591,550,000
Financial Company Commercial Paper 3.0%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
(SOFR + 0.10%)	b	0.15%	07/01/21	11/29/21	290,000,000	290,000,000
BANK OF NOVA SCOTIA
(SOFR + 0.15%)	b	0.20%	07/01/21	02/22/22	500,000,000	500,000,000
(SOFR + 0.18%)	b	0.23%	07/01/21	05/23/22	142,000,000	142,000,000
JP MORGAN SECURITIES LLC
(SOFR + 0.14%)		0.19%	07/01/21	07/12/21	200,000,000	200,000,000
ROYAL BANK OF CANADA
(3 mo. USD-LIBOR + 0.01%)	b	0.21%	07/06/21	01/04/22	359,000,000	359,000,000
(3 mo. USD-LIBOR + 0.02%)	b	0.21%	07/06/21	01/04/22	100,000,000	100,000,000
(3 mo. USD-LIBOR + 0.02%)	b	0.21%	07/06/21	01/05/22	100,000,000	100,000,000
TORONTO-DOMINION BANK
(EFFR + 0.12%)	b	0.22%	07/01/21	11/23/21	250,000,000	250,000,000
(EFFR + 0.12%)	b	0.22%	07/01/21	12/01/21	157,000,000	157,000,000
(3 mo. USD-LIBOR + 0.03%)	b	0.15%	09/16/21	12/16/21	327,000,000	327,000,000
						2,425,000,000
Certificates of Deposit 5.3%
BANK OF MONTREAL (CHICAGO BRANCH)
(3 mo. USD-LIBOR + 0.01%)		0.15%		09/23/21	177,000,000	177,000,000
(3 mo. USD-LIBOR + 0.00%)		0.20%	07/06/21	10/05/21	276,000,000	276,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(SOFR + 0.15%)		0.20%	07/01/21	02/24/22	230,000,000	230,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.03%)		0.16%		09/24/21	334,000,000	334,000,000
(3 mo. USD-LIBOR + 0.03%)		0.18%		09/30/21	196,000,000	196,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.00%)		0.20%	07/15/21	10/15/21	164,000,000	164,000,000
(3 mo. USD-LIBOR + 0.00%)		0.15%	09/01/21	12/01/21	175,000,000	175,000,000
(3 mo. USD-LIBOR + 0.01%)		0.16%	09/27/21	12/27/21	100,000,000	100,000,000
COOPERATIEVE RABOBANK UA (LONDON BRANCH)
(3 mo. USD-LIBOR + 0.01%)		0.21%	07/07/21	10/07/21	300,000,000	300,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.01%)		0.16%	09/30/21	12/31/21	95,000,000	95,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
(SOFR + 0.16%)		0.21%	07/01/21	08/23/21	100,000,000	100,000,000
16
Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
OVERSEA CHINESE BANKING CORP LTD (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.04%)		0.15%	09/16/21	12/16/21	280,000,000	280,000,000
(SOFR + 0.15%)		0.20%	07/01/21	02/17/22	245,000,000	245,000,000
(3 mo. USD-LIBOR + 0.03%)		0.21%	07/21/21	04/21/22	150,000,000	150,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.01%)		0.20%	07/06/21	01/06/22	98,000,000	98,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.00%)		0.18%	08/03/21	11/03/21	160,000,000	160,000,000
(3 mo. USD-LIBOR + 0.00%)		0.15%	08/23/21	11/23/21	165,000,000	165,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(3 mo. BSBY + 0.05%)		0.14%	09/09/21	12/09/21	39,000,000	39,000,000
(EFFR + 0.15%)		0.25%	07/01/21	05/18/22	400,000,000	400,000,000
(SOFR + 0.18%)		0.23%	07/01/21	05/23/22	173,000,000	173,000,000
(SOFR + 0.17%)		0.22%	07/01/21	05/25/22	397,000,000	397,000,000
						4,254,000,000
Other Instrument 0.3%
BANK OF AMERICA NA
(SOFR + 0.16%)		0.21%	07/01/21	07/08/22	193,000,000	193,000,000
Non-Financial Company Commercial Paper 0.2%
TOYOTA MOTOR CREDIT CORP
(3 mo. USD-LIBOR + 0.02%)		0.21%	07/19/21	01/13/22	180,000,000	180,000,000
Asset-Backed Commercial Paper 0.3%
BEDFORD ROW FUNDING CORP
(EFFR + 0.13%)	a,b	0.23%	07/01/21	08/02/21	98,000,000	98,000,000
(EFFR + 0.13%)	a,b	0.23%	07/01/21	09/30/21	150,000,000	150,000,000
						248,000,000
Total Variable-Rate Obligations
(Cost $7,891,550,000)						7,891,550,000
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 28.7% of net assets
U.S. Government Agency Repurchase Agreements* 10.4%
BANK OF MONTREAL
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Government Agency Securities valued at $103,000,144, 1.50% - 3.00%, due 05/01/36 - 07/01/51)		0.05%		07/01/21	100,000,139	100,000,000
BOFA SECURITIES INC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Government Agency Securities valued at $2,224,800,000, 2.00% - 4.00%, due 06/01/50 - 06/01/51)		0.05%		07/01/21	2,160,003,000	2,160,000,000
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Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Government Agency Securities valued at $486,160,743, 2.00% - 2.50%, due 01/20/51 - 05/20/51)		0.06%		07/01/21	472,000,787	472,000,000
GOLDMAN SACHS & CO LLC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $231,540,249, 1.50% - 7.50%, due 11/30/24 - 03/01/51)		0.05%		07/01/21	227,000,315	227,000,000
JP MORGAN SECURITIES LLC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $880,951,261, 0.00% - 8.50%, due 07/15/21 - 06/20/51)		0.05%		07/01/21	857,001,190	857,000,000
MIZUHO SECURITIES USA LLC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Government Agency Securities valued at $103,000,001, 1.00% - 5.50%, due 07/20/50 - 06/20/51)		0.06%		07/01/21	100,000,167	100,000,000
RBC DOMINION SECURITIES INC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $391,033,208, 0.79% - 6.00%, due 08/01/24 - 06/20/51)		0.05%		07/01/21	380,000,528	380,000,000
ROYAL BANK OF CANADA
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,920,885,492, 0.13% - 4.50%, due 07/31/21 - 06/20/50)		0.05%		07/01/21	3,844,005,339	3,844,000,000
WELLS FARGO SECURITIES LLC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Government Agency Securities valued at $138,320,231, 2.00%, due 07/01/50)		0.06%		07/01/21	133,000,222	133,000,000
						8,273,000,000
U.S. Treasury Repurchase Agreements 12.5%
BARCLAYS BANK PLC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury Securities valued at $27,882,301, 3.00%, due 11/15/44)		0.05%		07/01/21	27,335,507	27,335,469
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury Securities valued at $802,741,125, 0.13% - 2.63%, due 07/31/22 - 05/15/30)		0.05%		07/01/21	787,001,093	787,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury Securities valued at $7,524,010,477, 1.50% - 3.00%, due 08/15/22 - 05/15/29)		0.05%		07/01/21	7,524,010,450	7,524,000,000
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Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
FICC - BANK OF NEW YORK
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury Securities valued at $1,489,200,084, 0.13% - 3.88%, due 09/15/21 - 04/15/32)		0.06%		07/01/21	1,460,002,433	1,460,000,000
JP MORGAN SECURITIES LLC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury Securities valued at $204,000,076, 0.63% - 2.25%, due 04/15/22 - 01/15/24)		0.05%		07/01/21	200,000,278	200,000,000
						9,998,335,469
Other Repurchase Agreements** 5.8%
BMO CAPITAL MARKETS CORP
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Government Agency Securities and common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $104,722,473, 0.33% - 7.25%, due 01/31/22 - 06/15/56)		0.17%		07/01/21	100,000,472	100,000,000
BNP PARIBAS SA
Issued 06/29/21, repurchase date 07/06/21 (Collateralized by U.S. Government Agency Securities and common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $647,980,299, 0.22% - 12.34%, due 05/18/22 - 11/25/59)		0.17%		07/06/21	564,018,643	564,000,000
Issued 06/03/21, repurchase date 09/01/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $428,242,376, 1.32% - 12.00%, due 11/15/21 - 12/31/99)		0.32%		08/04/21	373,205,564	373,000,000
Issued 05/21/21, repurchase date 08/19/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $277,371,720, 0.00% - 9.43%, due 10/25/29 - 01/28/70)		0.32%		08/04/21	241,160,667	241,000,000
BOFA SECURITIES INC
Issued 06/11/21, repurchase date 09/09/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $497,950,001, 0.63% - 11.34%, due 04/25/24 - 05/25/60)		0.43%		08/04/21	433,279,285	433,000,000
Issued 06/24/21, repurchase date 09/22/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $151,200,634, 2.90% - 7.63%, due 12/08/21 - 12/31/99)		0.24%		08/04/21	144,039,360	144,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/24/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury Securities, U.S. Government Agency Securities and common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $540,292,015, 0.00% - 10.25%, due 06/12/22 - 04/15/81)		0.14%		07/01/21	513,013,965	513,000,000
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Schwab Value Advantage Money Fund  |  Semiannual Report
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Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 06/29/21, repurchase date 07/06/21 (Collateralized by U.S. Government Agency Securities and common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $102,631,771, 0.00% - 9.00%, due 04/19/22 - 03/25/65)		0.14%		07/06/21	96,002,613	96,000,000
Issued 06/30/21, repurchase date 07/07/21 (Collateralized by U.S. Treasury Securities, U.S. Government Agency Securities and common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $143,990,264, 0.13% - 9.00%, due 07/08/21 - 12/31/99)		0.14%		07/07/21	135,003,675	135,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 12/30/20, repurchase date 07/06/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $345,929,488, 0.00% - 19.05%, due 12/20/21 - 05/25/66)		0.53%		07/06/21	300,830,333	300,000,000
JP MORGAN SECURITIES LLC
Issued 04/13/21, repurchase date 10/13/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $581,366,565, 0.43% - 12.25%, due 01/15/22 - 12/31/99)		0.49%		09/28/21	506,154,767	505,000,000
Issued 04/21/21, repurchase date 10/21/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $374,106,101, 0.00% - 13.13%, due 11/10/21 - 12/31/99)		0.49%		09/28/21	325,707,778	325,000,000
RBC CAPITAL MARKETS LLC
Issued 06/29/21, repurchase date 07/06/21 (Collateralized by U.S. Treasury Securities and common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $101,203,348, 0.13% - 10.20%, due 09/22/21 - 01/15/87)		0.17%		07/06/21	96,003,173	96,000,000
Issued 06/25/21, repurchase date 09/23/21 (Collateralized by U.S. Treasury Securities and common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $101,021,858, 0.25% - 7.60%, due 07/08/21 - 09/01/19)		0.20%		08/04/21	96,021,333	96,000,000
WELLS FARGO SECURITIES LLC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $100,800,505, 2.35% - 4.60%, due 01/30/22 - 02/06/24)		0.18%		07/01/21	96,000,480	96,000,000
Issued 06/29/21, repurchase date 07/06/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $166,757,458, 0.14% - 10.88%, due 03/01/22 - 06/04/81)		0.23%		07/06/21	145,006,485	145,000,000
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Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 06/11/21, repurchase date 12/07/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $178,755,460, 1.85% - 5.98%, due 12/12/30 - 09/25/59)		0.57%		10/04/21	155,282,229	155,000,000
Issued 04/23/21, repurchase date 10/20/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $344,933,128, 0.00% - 8.25%, due 10/20/21 - 09/27/60)		0.63%		10/04/21	299,858,130	299,000,000
						4,616,000,000
Total Repurchase Agreements
(Cost $22,887,335,469)						22,887,335,469
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $18,548,429,867 or 23.3% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
d	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

ABS —	Asset-backed securities
AUTH —	Authority
BSBY —	Bloomberg Short-Term Bank Yield Index
CNTY —	County
EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
ETF —	Exchange-traded fund
FICC —	Fixed Income Clearing Corp
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At June 30, 2021, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Statement of Assets and Liabilities

As of June 30, 2021; unaudited
Assets
Investments in securities, at cost and value — unaffiliated (Note 2a)		$55,321,442,084
Repurchase agreements, at cost and value — unaffiliated (Note 2a)		22,887,335,469
Cash		2,218,009,242
Receivables:
Fund shares sold		127,561,257
Interest		11,151,364
Prepaid expenses	+	254,599
Total assets		80,565,754,015
Liabilities
Payables:
Investments bought		588,448,093
Investments bought — Delayed delivery		7,500,000
Investment adviser and administrator fees		6,222,504
Shareholder service fees		2,195
Independent trustees’ fees		16,091
Fund shares redeemed		221,319,578
Distributions to shareholders		988,768
Accrued expenses	+	2,661,666
Total liabilities		827,158,895
Net Assets
Total assets		80,565,754,015
Total liabilities	–	827,158,895
Net assets		$79,738,595,120
Net Assets by Source
Capital received from investors		79,738,602,409
Total distributable loss		(7,289)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$46,793,456,830		46,791,676,091		$1.00
Ultra Shares	$32,945,138,290		32,944,045,602		$1.00

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Schwab Value Advantage Money Fund  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Statement of Operations

For the period January 1, 2021 through June 30, 2021; unaudited
Investment Income
Interest received from securities — unaffiliated		$63,667,860
Expenses
Investment adviser and administrator fees		80,105,921
Shareholder service fees:
Investor Shares		37,266,130
Registration fees		806,010
Custodian fees		799,093
Portfolio accounting fees		605,220
Transfer agent fees		455,557
Shareholder reports		348,542
Professional fees		176,002
Independent trustees’ fees		111,487
Other expenses	+	474,511
Total expenses		121,148,473
Expense reduction by CSIM and its affiliates	–	70,128,662
Net expenses	–	51,019,811
Net investment income		12,648,049
Realized Gains (Losses)
Net realized losses on sales of securities — unaffiliated		(7,289)
Increase in net assets resulting from operations		$12,640,760
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Schwab Value Advantage Money Fund  |  Semiannual Report
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Schwab Value Advantage Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/21-6/30/21		1/1/20-12/31/20
Net investment income		$12,648,049	$560,130,793
Net realized gains (losses)	+	(7,289)	1,493,351
Increase in net assets from operations		12,640,760	561,624,144
Distributions to Shareholders
Investor Shares		(7,452,965)	(315,482,113)
Ultra Shares	+	(5,195,084)	(245,419,009)
Total distributions		($12,648,049)	($560,901,122)
Transactions in Fund Shares*
Shares Sold
Investor Shares		8,681,002,119	59,504,647,997
Ultra Shares	+	11,488,292,691	51,710,517,078
Total shares sold		20,169,294,810	111,215,165,075
Shares issued in connection with reorganization[1]
Investor Shares	+	—	842,101,929
Total shares issued in connection with reorganization		—	842,101,929
Shares Reinvested
Investor Shares		5,577,115	267,184,204
Ultra Shares	+	3,875,481	208,224,282
Total shares reinvested		9,452,596	475,408,486
Shares Redeemed
Investor Shares		(18,312,226,623)	(79,166,878,998)
Ultra Shares	+	(16,429,188,049)	(61,533,811,535)
Total shares redeemed		(34,741,414,672)	(140,700,690,533)
Net transactions in fund shares		(14,562,667,266)	(28,168,015,043)
Net Assets
Beginning of period		94,301,269,675	122,468,561,696
Total decrease	+	(14,562,674,555)	(28,167,292,021)
End of period		$79,738,595,120	$94,301,269,675
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective February 24, 2020, all the assets and liabilities of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund totaling a net value of $842,178,185 were transferred to the Schwab Value Advantage Money Fund. (See financial note 8)
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Schwab Value Advantage Money Fund  |  Semiannual Report
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Schwab Value Advantage Money Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Value Advantage Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Value Advantage Money Fund offers two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the fund’s Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Value Advantage Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2021, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2021, the fund had investments in repurchase agreements with a gross value of $22,887,335,469 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Cash Investments: The Fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the Fund.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Schwab Value Advantage Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
The fund offers multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In March 2020, the FASB issued Accounting Standards Update “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU 2020-04), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered based reference rates at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy.
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Schwab Value Advantage Money Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. The fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
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Schwab Value Advantage Money Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
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Schwab Value Advantage Money Fund
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of CSIM (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Shareholder Servicing Fee
Investor Shares	0.15%
Ultra Shares	n/a
Contractual Expense Limitations
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
Investor Shares	0.34%
Ultra Shares	0.19%
During the period ended June 30, 2021, the fund waived a total of $70,128,662 in expenses: $3,776,363 was waived in accordance with the contractual expense limitation, and $66,352,299 was waived voluntarily.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) in accordance with procedures adopted by the Board under Rule 17a-7 of the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2021, the fund’s total aggregate security transactions with other funds in the Fund Complex was $92,771,434 and includes realized gains (losses) of $0.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
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Schwab Value Advantage Money Fund
Financial Notes, unaudited (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2021, the tax basis cost of the fund’s investments was $78,208,777,553.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2020, the fund had no capital loss carryforwards available to offset future net capital gains.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2021. The tax-basis components of distributions paid during the fiscal year ended December 31, 2020, were as follows:
Schwab Value Advantage Money Fund
Ordinary income	$560,901,122
As of December 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2020, the fund did not incur any interest or penalties.

8. Reorganization:
Under a plan of reorganization adopted by the trust, all of the assets and liabilities of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund were transferred to the Schwab Value Advantage Money Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed at the open of business on February 24, 2020. The reorganization is intended to achieve economies of scale on the three funds, which have substantially the same investment objectives. The following is a summary of shares outstanding, net assets, and net asset value per share issued immediately before and after the reorganization.
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Schwab Value Advantage Money Fund
Financial Notes, unaudited (continued)

8. Reorganization (continued):
	Before Reorganization			After Reorganization
	Schwab Value Advantage Money Fund	Schwab Retirement Advantage Money Fund	Schwab Investor Money Fund	Schwab Value Advantage Money Fund
Shares:
Investor Shares	75,525,909,298	198,958,986	643,142,943	76,368,011,227
Ultra Shares	50,310,908,264	—	—	50,310,908,264
Net Assets:
Investor Shares	$75,527,152,916	$198,952,517	$643,225,668	$76,369,331,101
Ultra Shares	$50,311,700,098	—	—	$50,311,700,098
Net Asset Value:
Investor Shares	$1.00	$1.00	$1.00	$1.00
Ultra Shares	$1.00	—	—	$1.00
Net unrealized appreciation (depreciation)	—	—	—	—
Value of investments	$125,835,721,325	$198,802,512	$642,855,708	$126,677,379,545
Cost of investments	$125,835,721,325	$198,802,512	$642,855,708	$126,677,379,545
Since the net asset values of each of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund are immaterial to the net assets of the Schwab Value Advantage Money Fund, pro forma financial statements showing the effect of the reorganization are not presented. The Schwab Value Advantage Money Fund acquired capital loss carryovers aggregating $4,189 from Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Value Advantage Money Fund (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of CSIM and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 12, 2021 and June 8, 2021, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 8, 2021 called for the purpose of voting on such approval.1
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees considered CSIM’s effective implementation of its business continuity plan in response to the COVID-19 pandemic and government-mandated restrictions during the prior year. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and an array of account features that benefit Fund shareholders who are brokerage clients of Schwab. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its

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overall financial condition, including Schwab’s ability to maintain consistent operations and service levels during recent periods of remote work and market volatility. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and market trends, as well as in consideration of the Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Fund from exceeding a specified cap, as well as historically using voluntary waivers (which CSIM will not recoup) to maintain a certain yield. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM with respect to the Fund is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) graduated investment advisory fee schedules, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab fund complex with such features. The Trustees acknowledged that CSIM has shared any economies of scale with the Fund by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continue to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not

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identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by CSIM and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

[1]	The meeting on June 8, 2021 was held by means of videoconference in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.
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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	103	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	103	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	103	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
William P. McMahon, Jr.
1972
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Notes

Notes

Schwab Value Advantage Money Fund
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
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Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
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Asset Allocation Funds
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Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2021 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13605-25
00263004

Semiannual Report  |  June 30, 2021
Schwab Government Money Funds

Schwab Government
Money Fund
Schwab U.S. Treasury
Money Fund
Schwab Treasury Obligations
Money Fund

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for CSIM, leads the portfolio management teams for Schwab’s taxable and tax-exempt money market funds, and has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, she was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2011, Ms. Paschen held a number of positions at American Century Investments. She was most recently a portfolio manager and from 2000 to 2003, worked as a fixed-income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a senior portfolio manager where she managed and executed trades for a fixed-income strategy. Prior to that role, she served as a portfolio manager performing fixed-income analysis, a senior research analyst for investor and dealer relations, a senior securities operations analyst in loan and securities operations, and a lead mortgage securities operations specialist. She also worked at Merrill Lynch for a year as a senior specialist in fixed-income global banking and investments.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Fund

The Schwab Government Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the six-month reporting period ended June 30, 2021, demand for government money market funds rose, while demand for prime and municipal money funds fell. The extensive fiscal stimulus programs passed by the U.S. Congress resulted in a significant amount of cash being invested in money market funds. Low interest rates, high demand from investors seeking safety, and declining supply of U.S. Treasury securities, kept yields low.
Although the U.S. economy has demonstrated resilience given the dramatic impact of the COVID-19 pandemic, the federal funds target range remained at 0.00% to 0.25% through the reporting period. The U.S. Federal Reserve (Fed) reiterated its intention to continue its support of the economy, affirmed that it would continue its bond-buying program, which aims to keep interest rates low and inject cash into the economy to encourage lending and investment, and acknowledged that it was keeping an eye on rising inflation.
Outside the U.S., major central banks maintained the low—or for some international central banks, negative—interest rates instituted prior to, and in response to, the COVID-19 pandemic. The European Central Bank held interest rates at 0.00%, unchanged since March 2016, and increased its asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and maintained other programs intended to help support economic growth. The Bank of England maintained its key official bank rate at 0.10% and also reiterated its commitment to its bond-buying program.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. Low yields and a flat yield curve offered little relative value to extend maturities. The fund’s weighted average maturity (WAM) decreased over the reporting period, beginning the period at 46 days and ending it at 39 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	39 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Fund
Performance and Fund Facts as of June 30, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Government Money Fund
	Sweep Shares	Investor Shares	Ultra Shares
Ticker Symbol	SWGXX	SNVXX	SGUXX
Minimum Initial Investment[2]	*	None	$1,000,000
Seven-Day Yield (with waivers)[3]	0.01%	0.01%	0.01%
Seven-Day Yield (without waivers)[3]	-0.38%	-0.28%	-0.13%
Seven-Day Effective Yield (with waivers)[3]	0.01%	0.01%	0.01%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Ultra Shares commenced operations on September 24, 2020.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Government Money Funds  |  Semiannual Report

Schwab U.S. Treasury Money Fund

The Schwab U.S. Treasury Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government. The fund will invest at least 99.5% of its total assets in cash and/or government securities (including bills and notes); under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. Treasury securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the six-month reporting period ended June 30, 2021, demand for government money market funds rose, while demand for prime and municipal money funds fell. The extensive fiscal stimulus programs passed by the U.S. Congress resulted in a significant amount of cash being invested in money market funds. Low interest rates, high demand from investors seeking safety, and declining supply of U.S. Treasury securities, kept yields low.
Although the U.S. economy has demonstrated resilience given the dramatic impact of the COVID-19 pandemic, the federal funds target range remained at 0.00% to 0.25% through the reporting period. The U.S. Federal Reserve (Fed) reiterated its intention to continue its support of the economy, affirmed that it would continue its bond-buying program, which aims to keep interest rates low and inject cash into the economy to encourage lending and investment, and acknowledged that it was keeping an eye on rising inflation.
Outside the U.S., major central banks maintained the low—or for some international central banks, negative—interest rates instituted prior to, and in response to, the COVID-19 pandemic. The European Central Bank held interest rates at 0.00%, unchanged since March 2016, and increased its asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and maintained other programs intended to help support economic growth. The Bank of England maintained its key official bank rate at 0.10% and also reiterated its commitment to its bond-buying program.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. Low yields and a flat yield curve offered little relative value to extend maturities. The fund’s weighted average maturity (WAM) decreased over the reporting period, beginning the period at 54 days and ending it at 45 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3,4

Statistics
Weighted Average Maturity[2]	45 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The fund may elect to invest up to 20% of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
Schwab Government Money Funds  |  Semiannual Report

Schwab U.S. Treasury Money Fund
Performance and Fund Facts as of June 30, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab U.S. Treasury Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SNSXX	SUTXX
Minimum Initial Investment[2]	None	$1,000,000
Seven-Day Yield (with waivers)[3]	0.01%	0.01%
Seven-Day Yield (without waivers)[3]	-0.31%	-0.16%
Seven-Day Effective Yield (with waivers)[3]	0.01%	0.01%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Ultra Shares commenced operations on September 24, 2020.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
6
Schwab Government Money Funds  |  Semiannual Report

Schwab Treasury Obligations Money Fund

The Schwab Treasury Obligations Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and repurchase agreements backed by such investments. The fund will invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash and/or government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. Treasury obligations or repurchase agreements backed by such obligations (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the six-month reporting period ended June 30, 2021, demand for government money market funds rose, while demand for prime and municipal money funds fell. The extensive fiscal stimulus programs passed by the U.S. Congress resulted in a significant amount of cash being invested in money market funds. Low interest rates, high demand from investors seeking safety, and declining supply of U.S. Treasury securities, kept yields low.
Although the U.S. economy has demonstrated resilience given the dramatic impact of the COVID-19 pandemic, the federal funds target range remained at 0.00% to 0.25% through the reporting period. The U.S. Federal Reserve (Fed) reiterated its intention to continue its support of the economy, affirmed that it would continue its bond-buying program, which aims to keep interest rates low and inject cash into the economy to encourage lending and investment, and acknowledged that it was keeping an eye on rising inflation.
Outside the U.S., major central banks maintained the low—or for some international central banks, negative—interest rates instituted prior to, and in response to, the COVID-19 pandemic. The European Central Bank held interest rates at 0.00%, unchanged since March 2016, and increased its asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and maintained other programs intended to help support economic growth. The Bank of England maintained its key official bank rate at 0.10% and also reiterated its commitment to its bond-buying program.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. Low yields and a flat yield curve offered little relative value to extend maturities. The fund’s weighted average maturity (WAM) decreased over the reporting period, beginning the period at 53 days and ending it at 40 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	40 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
7
Schwab Government Money Funds  |  Semiannual Report

Schwab Treasury Obligations Money Fund
Performance and Fund Facts as of June 30, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Treasury Obligations Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SNOXX	SCOXX
Minimum Initial Investment[2]	None	$1,000,000
Seven-Day Yield (with waivers)[3]	0.01%	0.01%
Seven-Day Yield (without waivers)[3]	-0.29%	-0.14%
Seven-Day Effective Yield (with waivers)[3]	0.01%	0.01%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Ultra Shares commenced operations on September 24, 2020.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
8
Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2021 and held through June 30, 2021.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Beginning Account Value at 1/1/21	Ending Account Value (Net of Expenses) at 6/30/21	Expenses Paid During Period 1/1/21-6/30/21[3]
Schwab Government Money Fund
Sweep Shares
Actual Return	0.06%	$1,000.00	$1,000.00	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30
Investor Shares
Actual Return	0.06%	$1,000.00	$1,000.00	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30
Ultra Shares
Actual Return	0.06%	$1,000.00	$1,000.00	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30
Schwab U.S. Treasury Money Fund
Investor Shares
Actual Return	0.06%	$1,000.00	$1,000.00	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30
Ultra Shares
Actual Return	0.06%	$1,000.00	$1,000.00	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30
Schwab Treasury Obligations Money Fund
Investor Shares
Actual Return	0.06%	$1,000.00	$1,000.00	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30
Ultra Shares
Actual Return	0.06%	$1,000.00	$1,000.00	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30

[1]	Based on the most recent six-month expense ratio.
[2]	Expense ratio (annualized) reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[3]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/21– 6/30/21*	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.00 [2]	0.00 [2]	0.02	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	—	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.02	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	—	(0.00) [2]	(0.00) [2]	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.00% [3],[4]	0.23%	1.65%	1.23%	0.26%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.06% [5],[6]	0.30% [6],[7]	0.59%	0.62%	0.63% [6],[8]	0.39% [6]
Gross operating expenses	0.45% [5]	0.52%	0.59%	0.62%	0.68%	0.71%
Net investment income (loss)	0.01% [5]	0.18%	1.64%	1.12%	0.25%	0.01%
Net assets, end of period (x 1,000,000)	$20,104	$20,119	$12,450	$11,325	$25,324	$32,377

Investor Shares	1/1/21– 6/30/21*	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[9]	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.00 [2]	0.00 [2]	0.02	0.02	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	—	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.02	0.02	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.02)	(0.02)	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	—	(0.00) [2]	(0.00) [2]	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.02)	(0.02)	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.00% [3],[4]	0.30%	1.90%	1.51%	0.50%	0.05%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.06% [5],[6]	0.27% [6],[7]	0.35%	0.35%	0.40% [6],[8]	0.33%
Gross operating expenses	0.35% [5]	0.43%	0.47%	0.48%	0.53%	0.55%
Net investment income (loss)	0.01% [5]	0.28%	1.84%	1.66%	0.51%	0.09%
Net assets, end of period (x 1,000,000)	$9,011	$11,980	$13,436	$7,871	$1,362	$939
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Less than 0.005%.
5
Annualized.
6
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
7
Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
8
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
9
Effective October 3, 2017, the share class name of Purchased Shares was changed to Investor Shares.
10
Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Financial Highlights continued
Ultra Shares	1/1/21– 6/30/21*	9/24/20 [1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	—	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00
Total return	0.00% [4],[5]	0.00% [4],[5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.06% [6],[7]	0.13% [6],[7]
Gross operating expenses	0.20% [6]	0.20% [6]
Net investment income (loss)	0.01% [6]	0.01% [6]
Net assets, end of period (x 1,000,000)	$1,814	$1,647

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Percentage was less than 0.005%.
6
Annualized.
7
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
11
Schwab Government Money Funds  |  Semiannual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 45.9% of net assets
U.S. Government Agency Debt 9.4%
FEDERAL FARM CREDIT BANKS FUNDING CORP		0.01%		07/02/21	5,000,000	4,999,999
		0.09%		07/09/21	8,000,000	7,999,840
		0.13%		08/12/21	221,977,000	221,975,313
		0.13%		08/17/21	15,500,000	15,497,369
		0.10%		08/19/21	12,000,000	11,998,367
		0.10%		08/30/21	5,000,000	4,999,167
		0.10%		10/06/21	14,900,000	14,895,985
		0.07%		10/12/21	23,600,000	23,595,273
		0.11%		11/01/21	2,000,000	1,999,248
		0.12%		12/06/21	7,000,000	6,996,313
		0.08%		05/09/22	23,600,000	23,598,112
		0.06%		05/17/22	117,800,000	117,797,057
FEDERAL HOME LOAN BANKS		0.02%		07/01/21	117,900,000	117,900,000
		0.03%		07/02/21	141,500,000	141,499,882
		1.88%		07/07/21	94,000,000	94,028,525
		0.00%		07/12/21	87,500,000	87,499,893
		1.13%		07/14/21	27,370,000	27,380,822
		0.02%		07/15/21	141,500,000	141,498,899
		0.02%		07/22/21	188,600,000	188,597,800
		0.01%		07/26/21	94,200,000	94,199,673
		0.03%		08/20/21	94,000,000	93,999,946
		0.13%		08/20/21	161,400,000	161,396,317
		0.02%		08/23/21	436,400,000	436,390,362
		0.02%		09/02/21	174,600,000	174,595,417
		0.02%		09/07/21	47,100,000	47,098,666
		0.02%		09/08/21	141,000,000	140,995,946
		0.13%		09/10/21	34,270,000	34,269,544
		2.38%		09/10/21	12,900,000	12,956,200
		0.02%		09/17/21	268,800,000	268,791,264
FEDERAL HOME LOAN MORTGAGE CORP		2.38%		01/13/22	175,707,000	177,884,815
FEDERAL NATIONAL MORTGAGE ASSOCIATION		2.25%		04/12/22	23,600,000	23,999,414
						2,921,335,428
12
Schwab Government Money Funds  |  Semiannual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. Treasury Debt 36.5%
UNITED STATES TREASURY		0.00%		07/01/21	391,000,000	391,000,000
		0.00%		07/08/21	72,000,000	71,999,986
		0.03%		07/08/21	50,000,000	49,999,976
		0.01%		07/08/21	189,000,000	188,999,816
		0.01%		07/13/21	437,000,000	436,999,272
		2.63%		07/15/21	310,800,000	311,098,546
		0.00%		07/20/21	105,800,000	105,799,888
		0.01%		07/20/21	1,119,000,000	1,118,997,047
		0.02%		07/20/21	70,000,000	69,999,446
		0.01%		07/22/21	391,100,000	391,097,719
		0.02%		07/22/21	122,500,000	122,498,928
		0.01%		07/27/21	1,290,000,000	1,289,995,342
		0.02%		07/27/21	120,883,000	120,881,690
		0.02%		07/29/21	551,000,000	550,991,446
		1.75%		07/31/21	375,839,000	376,343,334
		1.13%		07/31/21	150,000,000	150,132,844
		2.25%		07/31/21	57,000,000	57,100,250
		2.75%		08/15/21	146,780,000	147,257,622
		2.13%		08/15/21	54,000,000	54,133,938
		0.06%		08/19/21	140,500,000	140,489,482
		0.02%		08/24/21	150,000,000	149,994,937
		1.13%		08/31/21	417,000,000	417,702,615
		2.00%		08/31/21	71,700,000	71,923,843
		1.50%		08/31/21	237,400,000	237,959,829
		2.75%		09/15/21	139,000,000	139,763,414
		2.13%		09/30/21	154,900,000	155,682,310
		1.50%		09/30/21	57,200,000	57,396,314
		1.25%		10/31/21	570,800,000	572,996,041
		1.50%		10/31/21	616,300,000	619,171,225
		2.00%		10/31/21	117,300,000	118,044,411
		2.88%		11/15/21	147,900,000	149,437,367
		1.50%		11/30/21	101,200,000	101,786,824
		1.88%		11/30/21	224,000,000	225,670,437
		1.75%		11/30/21	44,400,000	44,709,151
		2.00%		12/31/21	60,240,000	60,818,670
		1.63%		12/31/21	37,500,000	37,791,394
		1.50%		01/31/22	377,100,000	380,199,204
		1.38%		01/31/22	59,200,000	59,652,093
		2.50%		02/15/22	151,000,000	153,289,653
		1.88%		02/28/22	393,100,000	397,802,721
		2.38%		03/15/22	342,400,000	347,950,596
		1.75%		03/31/22	325,100,000	329,123,496
		1.88%		03/31/22	133,500,000	135,302,183
		2.25%		04/15/22	146,800,000	149,311,478
		1.88%		04/30/22	23,600,000	23,956,450
						11,283,253,228
Total Fixed-Rate Obligations
(Cost $14,204,588,656)						14,204,588,656
13
Schwab Government Money Funds  |  Semiannual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 17.0% of net assets
U.S. Government Agency Debt 10.1%
FEDERAL FARM CREDIT BANKS FUNDING CORP
(SOFR + 0.07%)		0.12%	07/01/21	08/20/21	11,000,000	11,000,000
(SOFR + 0.21%)		0.26%	07/01/21	10/28/21	32,100,000	32,100,000
(SOFR + 0.02%)		0.07%	07/01/21	12/30/21	28,200,000	28,201,849
(SOFR + 0.08%)		0.13%	07/01/21	03/10/22	66,400,000	66,400,000
(SOFR + 0.04%)		0.09%	07/01/21	07/08/22	94,500,000	94,495,119
(SOFR + 0.09%)		0.14%	07/01/21	07/25/22	58,200,000	58,196,856
(SOFR + 0.06%)		0.11%	07/01/21	10/21/22	118,000,000	118,000,000
FEDERAL HOME LOAN BANKS
(SOFR + 0.08%)		0.13%	07/01/21	07/08/21	87,500,000	87,500,000
(SOFR + 0.05%)		0.10%	07/01/21	07/16/21	115,500,000	115,500,000
(1 mo. USD-LIBOR + 0.02%)		0.11%	07/26/21	08/25/21	376,700,000	376,753,058
(SOFR + 0.09%)		0.14%	07/01/21	09/10/21	137,700,000	137,700,000
(SOFR + 0.12%)		0.17%	07/01/21	02/28/22	119,000,000	119,000,000
FEDERAL HOME LOAN MORTGAGE CORP
(SOFR + 0.32%)		0.37%	07/01/21	09/23/21	18,400,000	18,400,000
(SOFR + 0.15%)		0.20%	07/01/21	03/04/22	150,300,000	150,296,448
(SOFR + 0.20%)		0.25%	07/01/21	03/11/22	36,800,000	36,800,000
(SOFR + 0.19%)		0.24%	07/01/21	06/02/22	187,000,000	187,000,000
(SOFR + 0.10%)		0.15%	07/01/21	08/19/22	230,900,000	230,900,000
(SOFR + 0.10%)		0.15%	07/01/21	09/09/22	131,700,000	131,700,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(SOFR + 0.10%)		0.15%	07/01/21	09/07/21	175,000,000	175,026,321
(SOFR + 0.30%)		0.35%	07/01/21	09/24/21	94,500,000	94,500,000
(SOFR + 0.34%)		0.39%	07/01/21	10/20/21	94,500,000	94,500,000
(SOFR + 0.35%)		0.40%	07/01/21	04/07/22	111,800,000	111,821,762
(SOFR + 0.39%)		0.44%	07/01/21	04/15/22	129,300,000	129,315,162
(SOFR + 0.24%)		0.29%	07/01/21	04/29/22	93,000,000	93,000,000
(SOFR + 0.20%)		0.25%	07/01/21	05/09/22	139,000,000	139,000,000
(SOFR + 0.19%)		0.24%	07/01/21	05/19/22	186,000,000	186,000,000
(SOFR + 0.19%)		0.24%	07/01/21	05/27/22	109,750,000	109,749,997
						3,132,856,572
U.S. Treasury Debt 4.6%
UNITED STATES TREASURY
(3 mo. US TBILL + 0.30%)		0.35%	07/01/21	10/31/21	136,900,000	137,011,146
(3 mo. US TBILL + 0.15%)		0.20%	07/01/21	01/31/22	349,900,000	350,052,846
(3 mo. US TBILL + 0.11%)		0.16%	07/01/21	04/30/22	395,600,000	395,788,629
(3 mo. US TBILL + 0.06%)		0.11%	07/01/21	07/31/22	233,400,000	233,395,470
(3 mo. US TBILL + 0.06%)		0.11%	07/01/21	10/31/22	100,000,000	99,993,248
(3 mo. US TBILL + 0.05%)		0.10%	07/01/21	01/31/23	198,900,000	198,958,824
						1,415,200,163
14
Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable Rate Demand Notes 2.3%
ABAG FINANCE AUTH
M/F HOUSING RB (CROSSING APTS) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.06%		07/07/21	60,070,000	60,070,000
ALABAMA HFA
M/F HOUSING RB (CHAPEL RIDGE APTS) SERIES 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.13%		07/07/21	10,100,000	10,100,000
AURORA
M/F HOUSING REFUNDING RB (COVEY AT FOX VALLEY APTS) SERIES 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.09%		07/07/21	10,485,000	10,485,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
M/F HOUSING RB (BAY VISTA AT MEADOW PARK APTS) SERIES 2003NN-1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.06%		07/07/21	28,120,000	28,120,000
M/F HOUSING RB (CROSSINGS WEST APTS) SERIES 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.06%		07/07/21	10,100,000	10,100,000
M/F HOUSING RB (DUBLIN RANCH SR APTS) SERIES 2003OO (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.06%		07/07/21	27,590,000	27,590,000
M/F HOUSING RB (FAIRWAY FAMILY APTS) SERIES 2003PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.06%		07/07/21	24,000,000	24,000,000
M/F HOUSING RB (VARENNA ASSISTED LIVING APTS) SERIES 2006F (LOC: FEDERAL HOME LOAN BANKS)	a	0.06%		07/07/21	10,685,000	10,685,000
M/F HOUSING RB (WILSHIRE COURT APTS) SERIES 2003M (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.06%		07/07/21	20,190,000	20,190,000
CAPITAL AREA HOUSING FINANCE CORPORATION
M/F HOUSING RB (ENCINO POINTE APTS) SERIES 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.09%		07/07/21	12,945,000	12,945,000
DEKALB CNTY HOUSING AUTH
M/F HOUSING RB (HIGHLAND PLACE APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.05%		07/07/21	12,715,000	12,715,000
EDEN PRAIRIE
M/F HOUSING REFUNDING RB (PARK AT CITY WEST APTS) SERIES 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.07%		07/07/21	13,605,000	13,605,000
EMERYVILLE SUCCESSOR REDEVELOPMENT AGENCY
M/F HOUSING RB (BAY ST APTS) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.06%		07/07/21	53,100,000	53,100,000
FLORIDA HOUSING FINANCE CORP
M/F MORTGAGE RB (MARINER’S CAY APTS) SERIES 2008M (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.06%		07/07/21	2,160,000	2,160,000
M/F MORTGAGE REFUNDING RB (GRAND RESERVE AT LEE VISTA) SERIES 2004L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.09%		07/07/21	11,480,000	11,480,000
HARRIS CNTY HOUSING FINANCE CORP
M/F HOUSING RB (LAFAYETTE VILLAGE APTS) SERIES 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.06%		07/07/21	11,615,000	11,615,000
15
Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
HILLSBOROUGH CNTY HFA
M/F HOUSING RB (LAKE KATHY APTS) SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.09%		07/07/21	17,110,000	17,110,000
JACKSONVILLE HFA
M/F HOUSING RB (HARTWOOD APTS) SERIES 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.06%		07/07/21	3,000,000	3,000,000
LENAWEE CNTY ECONOMIC DEVELOPMENT CORP
REFUNDING RB (SIENA HEIGHTS UNIV) SERIES 2009 (LOC: FEDERAL HOME LOAN BANKS)	a	0.06%		07/07/21	3,890,000	3,890,000
LISLE
M/F HOUSING RB (ASHLEY OF LISLE) SERIES 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.06%		07/07/21	24,900,000	24,900,000
MARIETTA HOUSING AUTH
M/F HOUSING RB (WALTON VILLAGE APTS) SERIES 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.12%		07/07/21	13,200,000	13,200,000
MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION
M/F DEVELOPMENT RB (SHARP LEADENHALL APTS) SERIES 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.05%		07/07/21	9,350,000	9,350,000
M/F HOUSING DEVELOPMENT RB (RESIDENCES AT ELLICOTT GARDENS) SERIES 2008C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.05%		07/07/21	4,675,000	4,675,000
M/F HOUSING DEVELOPMENT RB (SHAKESPEARE PARK APTS) SERIES 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.05%		07/07/21	6,600,000	6,600,000
NEW YORK CITY HOUSING DEVELOPMENT CORP
M/F RENTAL HOUSING RB (RIVEREAST APTS) SERIES A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.04%		07/07/21	14,275,000	14,275,000
NEW YORK STATE HFA
HOUSING RB (CAROLINE APTS) SERIES 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.04%		07/07/21	12,900,000	12,900,000
HOUSING RB (RELATED-42ND & 10TH) SERIES 2007A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.04%		07/07/21	84,195,000	84,195,000
ORANGE CNTY HFA
M/F HOUSING RB (LANDINGS ON MILLENIA BLVD APTS) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.07%		07/07/21	10,155,000	10,155,000
M/F HOUSING RB (LEE VISTA CLUB APTS) SERIES 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.07%		07/07/21	10,260,000	10,260,000
OREGON FACILITIES AUTH
RB (QUATAMA HOUSING LP) SERIES 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.06%		07/07/21	6,705,000	6,705,000
PANHANDLE REGIONAL HOUSING FINANCIAL CORP
M/F HOUSING RB (JASON AVE APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.09%		07/07/21	12,300,000	12,300,000
SACRAMENTO CNTY HOUSING AUTH
M/F HOUSING RB (LOGAN PARK APTS) SERIES 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.07%		07/07/21	42,300,000	42,300,000
16
Schwab Government Money Funds  |  Semiannual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SACRAMENTO HOUSING AUTH
M/F HOUSING RB (VALENCIA POINT APTS) SERIES 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.06%		07/07/21	9,250,000	9,250,000
SAN ANTONIO HOUSING FINANCE CORP
M/F HOUSING MORTGAGE RB (ARTISAN) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.09%		07/07/21	12,200,000	12,200,000
SAN JOSE
M/F HOUSING REFUNDING RB (LAS VENTANAS APTS) SERIES 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.06%		07/07/21	14,600,000	14,600,000
SANTA CRUZ CNTY SUCCESSOR REDEVELOPMENT AGENCY
M/F HOUSING RB (SHAFFER ROAD APTS) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.05%		07/07/21	24,720,000	24,720,000
ST. LOUIS PARK
M/F HOUSING REFUNDING RB (KNOLLWOOD PLACE APTS) SERIES 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.11%		07/07/21	11,400,000	11,400,000
TEXAS DEPT OF HOUSING & COMMUNITY AFFAIRS
M/F HOUSING RB (COSTA IBIZA APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.09%		07/07/21	11,050,000	11,050,000
M/F HOUSING RB (TOWER RIDGE APTS) SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.13%		07/07/21	13,800,000	13,800,000
M/F HOUSING RB (WINDSHIRE APTS) SERIES 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.06%		07/07/21	9,800,000	9,800,000
M/F HOUSING RB (WOODMONT APTS) SERIES 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.09%		07/07/21	12,350,000	12,350,000
M/F HOUSING REFUNDING RB (ALTA CULLEN APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.09%		07/07/21	10,030,000	10,030,000
						723,975,000
Total Variable-Rate Obligations
(Cost $5,272,031,735)						5,272,031,735
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 38.5% of net assets
U.S. Government Agency Repurchase Agreements* 23.1%
BANK OF MONTREAL
Issued 05/11/21, repurchase date 07/13/21 (Collateralized by U.S. Government Agency Securities valued at $244,122,816, 2.00% - 4.00%, due 06/01/40 - 06/01/51)		0.03%		07/07/21	237,011,258	237,000,000
BARCLAYS BANK PLC
Issued 06/29/21, repurchase date 07/06/21 (Collateralized by U.S. Government Agency Securities valued at $1,016,619,884, 1.50% - 4.50%, due 07/01/33 - 06/01/51)		0.05%		07/06/21	987,009,596	987,000,000
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Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 06/11/21, repurchase date 07/09/21 (Collateralized by U.S. Government Agency Securities valued at $339,906,610, 2.00% - 2.50%, due 06/01/36 - 05/01/51)		0.03%		07/07/21	330,007,150	330,000,000
Issued 06/30/21, repurchase date 07/07/21 (Collateralized by U.S. Government Agency Securities valued at $1,454,374,140, 2.00% - 6.00%, due 10/01/27 - 06/01/51)		0.05%		07/07/21	1,412,013,728	1,412,000,000
Issued 06/21/21, repurchase date 07/21/21 (Collateralized by U.S. Government Agency Securities valued at $244,122,206, 2.50% - 3.00%, due 09/01/33 - 02/01/51)		0.06%		07/07/21	237,006,320	237,000,000
BOFA SECURITIES INC
Issued 05/10/21, repurchase date 07/12/21 (Collateralized by U.S. Government Agency Securities valued at $732,330,001, 2.50% - 4.00%, due 03/01/49 - 05/01/51)		0.02%		07/07/21	711,022,910	711,000,000
GOLDMAN SACHS & CO LLC
Issued 06/24/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $914,940,000, 0.13% - 7.00%, due 11/15/24 - 05/15/56)		0.05%		07/01/21	897,008,721	897,000,000
Issued 06/30/21, repurchase date 07/07/21 (Collateralized by U.S. Government Agency Securities valued at $183,964,955, 0.37% - 6.00%, due 06/01/30 - 02/20/51)		0.05%		07/07/21	180,001,750	180,000,000
JP MORGAN SECURITIES LLC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $256,505,529, 0.00% - 8.00%, due 03/24/22 - 06/20/51)		0.05%		07/01/21	250,000,347	250,000,000
MIZUHO SECURITIES USA LLC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Government Agency Securities valued at $40,170,001, 2.50%, due 05/20/51)		0.06%		07/01/21	39,000,065	39,000,000
NOMURA SECURITIES INTERNATIONAL INC
Issued 06/25/21, repurchase date 07/02/21 (Collateralized by U.S. Treasury Securities valued at $317,220,067, 0.25% - 2.75%, due 09/15/21 - 02/15/51)		0.06%		07/02/21	311,003,628	311,000,000
ROYAL BANK OF CANADA
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury Securities valued at $550,800,790, 0.13% - 2.25%, due 01/15/22 - 02/28/25)		0.05%		07/01/21	540,000,750	540,000,000
Issued 04/05/21, repurchase date 02/03/22 (Collateralized by U.S. Government Agency Securities valued at $488,508,592, 1.50% - 6.50%, due 07/01/27 - 02/01/56)		0.07%		07/07/21	474,085,715	474,000,000
Issued 03/22/21, repurchase date 12/17/21 (Collateralized by U.S. Government Agency Securities valued at $488,476,315, 1.82% - 6.50%, due 01/01/24 - 06/01/51)		0.07%		07/07/21	474,098,618	474,000,000
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Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Government Agency Securities valued at $55,120,092, 2.50% - 3.00%, due 11/01/50 - 02/01/51)		0.06%		07/01/21	53,000,088	53,000,000
						7,132,000,000
U.S. Treasury Repurchase Agreements 15.4%
BARCLAYS BANK PLC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury Securities valued at $5,195,018, 2.63%, due 02/15/29)		0.05%		07/01/21	5,093,095	5,093,088
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury Securities valued at $2,980,004,149, 0.50% - 2.63%, due 08/15/22 - 10/31/27)		0.05%		07/01/21	2,980,004,139	2,980,000,000
FICC - BANK OF NEW YORK
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury Securities valued at $581,400,014, 0.13% - 0.25%, due 01/15/24 - 03/15/24)		0.06%		07/01/21	570,000,950	570,000,000
JP MORGAN SECURITIES LLC
Issued 06/24/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury Securities valued at $566,104,796, 0.50% - 1.88%, due 10/31/21 - 04/15/24)		0.05%		07/01/21	555,005,396	555,000,000
Issued 06/28/21, repurchase date 07/02/21 (Collateralized by U.S. Treasury Securities valued at $668,101,910, 0.00% - 8.00%, due 10/15/21 - 07/15/24)		0.05%		07/02/21	655,003,639	655,000,000
						4,765,093,088
Total Repurchase Agreements
(Cost $11,897,093,088)						11,897,093,088
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
a	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

FICC —	Fixed Income Clearing Corp
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

At June 30, 2021, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Statement of Assets and Liabilities

As of June 30, 2021; unaudited
Assets
Investments in securities, at cost and value — unaffiliated (Note 2a)		$19,476,620,391
Repurchase agreements, at cost and value — unaffiliated (Note 2a)		11,897,093,088
Receivables:
Interest		35,810,106
Fund shares sold		23,500,462
Prepaid expenses	+	351,353
Total assets		31,433,375,400
Liabilities
Payables:
Investments bought		209,964,766
Investment adviser and administrator fees		1,007,655
Shareholder service fees		2,118
Independent trustees’ fees		3,661
Fund shares redeemed		293,092,684
Distributions to shareholders		129,385
Accrued expenses	+	741,960
Total liabilities		504,942,229
Net Assets
Total assets		31,433,375,400
Total liabilities	–	504,942,229
Net assets		$30,928,433,171
Net Assets by Source
Capital received from investors		30,928,429,556
Total distributable earnings		3,615

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$20,103,521,968		20,103,380,490		$1.00
Investor Shares	$9,010,777,059		9,010,664,567		$1.00
Ultra Shares	$1,814,134,144		1,814,134,073		$1.00

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Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Statement of Operations

For the period January 1, 2021 through June 30, 2021; unaudited
Investment Income
Interest received from securities — unaffiliated		$11,867,428
Expenses
Investment adviser and administrator fees		30,218,961
Shareholder service fees:
Sweep Shares		24,881,432
Investor Shares		7,597,632
Registration fees		437,673
Portfolio accounting fees		218,907
Shareholder reports		181,564
Custodian fees		174,487
Transfer agent fees		155,874
Professional fees		73,329
Independent trustees’ fees		46,881
Other expenses	+	150,991
Total expenses		64,137,731
Expense reduction by CSIM and its affiliates	–	53,860,762
Net expenses	–	10,276,969
Net investment income		1,590,459
Realized Gains (Losses)
Net realized gains on sales of securities — unaffiliated		3,615
Increase in net assets resulting from operations		$1,594,074
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Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/21-6/30/21		1/1/20-12/31/20
Net investment income		$1,590,459	$71,392,255
Net realized gains	+	3,615	5,375
Increase in net assets from operations		1,594,074	71,397,630
Distributions to Shareholders1
Sweep Shares		(995,250)	(29,441,697)
Investor Shares		(506,503)	(41,930,643)
Ultra Shares	+	(88,706)	(22,585)
Total distributions		($1,590,459)	($71,394,925)
Transactions in Fund Shares*,1
Shares Sold
Sweep Shares		28,861,363,086	85,957,904,791
Investor Shares		2,765,848,917	23,334,546,656
Ultra Shares	+	2,351,729,542	2,223,298,968
Total shares sold		33,978,941,545	111,515,750,415
Shares Reinvested
Sweep Shares		911,333	29,440,336
Investor Shares		372,422	34,089,502
Ultra Shares	+	60,464	14,496
Total shares reinvested		1,344,219	63,544,334
Shares Redeemed
Sweep Shares		(28,877,941,584)	(78,318,071,859)
Investor Shares		(5,735,920,937)	(24,824,251,174)
Ultra Shares	+	(2,184,938,135)	(576,031,262)
Total shares redeemed		(36,798,800,656)	(103,718,354,295)
Net transactions in fund shares		(2,818,514,892)	7,860,940,454
Net Assets
Beginning of period		33,746,944,448	25,886,001,289
Total increase or decrease	+	(2,818,511,277)	7,860,943,159
End of period		$30,928,433,171	$33,746,944,448
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Ultra Shares commenced operations on September 24, 2020.
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Schwab Government Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/21– 6/30/21*	1/1/20– 12/31/20	1/1/19– 12/31/19	1/17/18 [1]– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.02	0.02
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	(0.01) [4]
Total from investment operations	0.00 [3]	0.00 [3]	0.02	0.01
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]	(0.02)	(0.01)
Distributions from net realized gains	—	(0.00) [3]	(0.00) [3]	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]	(0.02)	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.00% [5],[6]	0.27%	1.84%	1.40% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.06% [7],[8]	0.23% [8],[9]	0.35%	0.35% [7]
Gross operating expenses	0.36% [7]	0.45%	0.49%	0.49% [7]
Net investment income (loss)	0.01% [7]	0.15%	1.77%	1.64% [7]
Net assets, end of period (x 1,000,000)	$8,335	$11,297	$7,517	$3,414

Ultra Shares	1/1/21– 6/30/21*	9/24/20 [1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	—	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00
Total return	0.00% [5],[6]	0.00% [5],[6]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.06% [7],[8]	0.12% [7],[8]
Gross operating expenses	0.21% [7]	0.21% [7]
Net investment income (loss)	0.01% [7]	0.01% [7]
Net assets, end of period (x 1,000,000)	$2,862	$2,260
*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
5
Not annualized.
6
Percentage was less than 0.005%.
7
Annualized.
8
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
9
Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
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Schwab Government Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 90.1% of net assets
U.S. Treasury Debt 90.1%
UNITED STATES TREASURY		0.01%		07/01/21	75,000,000	75,000,000
		0.08%		07/06/21	100,000,000	99,998,924
		0.01%		07/08/21	500,000,000	499,999,514
		0.02%		07/08/21	200,000,000	199,999,125
		0.01%		07/13/21	1,359,523,000	1,359,520,559
		0.00%		07/15/21	250,000,000	249,999,708
		0.02%		07/15/21	200,000,000	199,998,600
		0.00%		07/20/21	237,700,000	237,699,696
		0.01%		07/20/21	520,000,000	519,997,837
		0.03%		07/20/21	8,868,000	8,867,843
		0.04%		07/20/21	385,000,000	384,992,269
		0.01%		07/22/21	780,000,000	779,995,814
		0.04%		07/22/21	24,000,000	23,999,440
		0.01%		07/27/21	137,104,000	137,103,503
		0.04%		07/27/21	160,000,000	159,995,147
		0.05%		07/27/21	50,000,000	49,998,357
		0.00%		07/29/21	6,182,000	6,181,986
		0.01%		07/29/21	250,000,000	249,997,569
		0.02%		07/29/21	50,000,000	49,999,144
		1.13%		07/31/21	125,545,000	125,655,559
		1.75%		07/31/21	140,310,000	140,498,608
		2.25%		07/31/21	54,000,000	54,095,035
		0.01%		08/03/21	100,000,000	99,999,083
		0.02%		08/03/21	250,000,000	249,996,563
		0.01%		08/05/21	250,000,000	249,996,840
		0.04%		08/05/21	125,000,000	124,995,139
		0.05%		08/05/21	130,000,000	129,994,186
		0.02%		08/10/21	240,000,000	239,995,200
		0.01%		08/12/21	250,630,000	250,627,077
		0.02%		08/12/21	300,000,000	299,994,400
		2.13%		08/15/21	24,000,000	24,059,528
		0.01%		08/19/21	100,000,000	99,998,503
		0.06%		08/19/21	165,200,000	165,187,293
		0.01%		08/24/21	5,212,000	5,211,887
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Schwab Government Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.02%		08/24/21	200,000,000	199,993,250
		0.01%		08/26/21	3,970,000	3,969,954
		0.02%		08/31/21	5,329,000	5,328,824
		1.13%		08/31/21	111,200,000	111,387,988
		0.02%		09/02/21	395,000,000	394,987,474
		0.02%		09/07/21	877,000	876,975
		0.02%		09/09/21	200,000,000	199,992,222
		0.03%		09/09/21	50,000,000	49,997,326
		0.03%		09/16/21	250,000,000	249,985,295
		0.05%		09/30/21	100,000,000	99,987,993
		1.50%		09/30/21	150,000,000	150,527,896
		2.88%		10/15/21	59,134,000	59,614,456
		1.25%		10/31/21	35,900,000	36,034,578
		1.50%		10/31/21	110,400,000	110,906,910
		2.88%		11/15/21	59,100,000	59,714,323
		0.02%		11/18/21	3,978,000	3,977,737
		1.50%		11/30/21	31,000,000	31,184,259
		1.63%		12/31/21	50,000,000	50,388,525
		2.50%		01/15/22	27,911,000	28,275,591
		1.38%		01/31/22	97,600,000	98,346,423
		2.50%		02/15/22	10,000,000	10,151,651
		1.88%		02/28/22	92,900,000	94,008,974
		2.38%		03/15/22	96,200,000	97,762,254
		0.38%		03/31/22	67,629,000	67,788,437
		1.75%		03/31/22	115,400,000	116,828,135
		1.88%		03/31/22	48,300,000	48,952,026
		2.25%		04/15/22	53,800,000	54,720,419
		0.13%		04/30/22	47,000,000	47,024,924
		1.75%		06/15/22	48,618,000	49,401,974
Total Fixed-Rate Obligations
(Cost $10,085,766,729)						10,085,766,729

Variable-Rate Obligations 12.9% of net assets
U.S. Treasury Debt 12.9%
UNITED STATES TREASURY
(3 mo. US TBILL + 0.22%)		0.27%	07/01/21	07/31/21	267,000,000	267,031,893
(3 mo. US TBILL + 0.30%)		0.35%	07/01/21	10/31/21	464,800,000	465,094,005
(3 mo. US TBILL + 0.15%)		0.20%	07/01/21	01/31/22	207,600,000	207,637,294
(3 mo. US TBILL + 0.11%)		0.16%	07/01/21	04/30/22	117,100,000	117,146,940
(3 mo. US TBILL + 0.06%)		0.11%	07/01/21	07/31/22	43,000,000	43,011,789
(3 mo. US TBILL + 0.06%)		0.11%	07/01/21	10/31/22	283,500,000	283,494,899
(3 mo. US TBILL + 0.05%)		0.10%	07/01/21	01/31/23	64,400,000	64,418,634
Total Variable-Rate Obligations
(Cost $1,447,835,454)						1,447,835,454

US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At June 30, 2021, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Government Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Statement of Assets and Liabilities

As of June 30, 2021; unaudited
Assets
Investments in securities, at cost and value — unaffiliated (Note 2a)		$11,533,602,183
Receivables:
Fund shares sold		39,988,929
Interest		8,108,287
Prepaid expenses	+	140,953
Total assets		11,581,840,352
Liabilities
Payables:
Investments bought		176,320,213
Investment adviser and administrator fees		199,130
Independent trustees’ fees		2,568
Fund shares redeemed		207,505,224
Distributions to shareholders		46,959
Accrued expenses	+	454,484
Total liabilities		384,528,578
Net Assets
Total assets		11,581,840,352
Total liabilities	–	384,528,578
Net assets		$11,197,311,774
Net Assets by Source
Capital received from investors		11,197,301,425
Total distributable earnings		10,349

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$8,335,277,504		8,334,533,310		$1.00
Ultra Shares	$2,862,034,270		2,861,879,516		$1.00

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Schwab U.S. Treasury Money Fund
Statement of Operations

For the period January 1, 2021 through June 30, 2021; unaudited
Investment Income
Interest received from securities — unaffiliated		$4,353,297
Expenses
Investment adviser and administrator fees		11,092,631
Shareholder service fees:
Investor Shares		7,007,919
Registration fees		564,303
Portfolio accounting fees		140,224
Custodian fees		85,038
Transfer agent fees		64,132
Professional fees		38,297
Independent trustees’ fees		28,727
Shareholder reports		28,155
Other expenses	+	72,654
Total expenses		19,122,080
Expense reduction by CSIM and its affiliates	–	15,352,562
Net expenses	–	3,769,518
Net investment income		583,779
Realized Gains (Losses)
Net realized gains on sales of securities — unaffiliated		10,349
Increase in net assets resulting from operations		$594,128
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Schwab U.S. Treasury Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/21-6/30/21		1/1/20-12/31/20
Net investment income		$583,779	$22,517,821
Net realized gains	+	10,349	57,156
Increase in net assets from operations		594,128	22,574,977
Distributions to Shareholders1
Investor Shares		(467,158)	(22,517,362)
Ultra Shares	+	(116,621)	(31,600)
Total distributions		($583,779)	($22,548,962)
Transactions in Fund Shares*,1
Shares Sold
Investor Shares		1,362,840,603	29,346,089,219
Ultra Shares	+	3,615,543,412	2,973,597,958
Total shares sold		4,978,384,015	32,319,687,177
Shares Reinvested
Investor Shares		309,470	18,040,784
Ultra Shares	+	65,404	13,520
Total shares reinvested		374,874	18,054,304
Shares Redeemed
Investor Shares		(4,325,295,443)	(25,583,897,686)
Ultra Shares	+	(3,013,458,036)	(713,882,742)
Total shares redeemed		(7,338,753,479)	(26,297,780,428)
Net transactions in fund shares		(2,359,994,590)	6,039,961,053
Net Assets
Beginning of period		13,557,296,015	7,517,308,947
Total increase or decrease	+	(2,359,984,241)	6,039,987,068
End of period		$11,197,311,774	$13,557,296,015
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Ultra Shares commenced operations on September 24, 2020.
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Schwab Treasury Obligations Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/21– 6/30/21*	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.02	0.02	0.01	0.00 [3]
Net realized and unrealized gains (losses)	(0.00) [3]	0.00 [3]	0.00 [3]	(0.01) [4]	0.00 [3]	(0.00) [3]
Total from investment operations	0.00 [3]	0.00 [3]	0.02	0.01	0.01	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]	(0.02)	(0.01)	(0.01)	(0.00) [3]
Distributions from net realized gains	—	(0.00) [3]	(0.00) [3]	—	(0.00) [3]	—
Total distributions	(0.00) [3]	(0.00) [3]	(0.02)	(0.01)	(0.01)	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.00% [5],[6]	0.27%	1.89%	1.51%	0.58%	0.06%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.06% [7],[8]	0.30% [8],[9]	0.35%	0.35%	0.33% [8],[10]	0.30% [8]
Gross operating expenses	0.35% [7]	0.46%	0.48%	0.49%	0.54%	0.58%
Net investment income (loss)	0.01% [7]	0.27%	1.86%	1.57%	0.65%	0.11%
Net assets, end of period (x 1,000,000)	$5,913	$7,573	$10,820	$7,545	$3,125	$692

Ultra Shares	1/1/21– 6/30/21*	9/24/20 [11]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	(0.00) [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	—	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00
Total return	0.00% [5],[6]	0.00% [5],[6]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.06% [7],[8]	0.16% [7],[8]
Gross operating expenses	0.20% [7]	0.21% [7]
Net investment income (loss)	0.01% [7]	0.01% [7]
Net assets, end of period (x 1,000,000)	$2,286	$1,754
*	Unaudited.
1
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
5
Not annualized.
6
Percentage was less than 0.005%.
7
Annualized.
8
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
9
Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
10
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
11
Commencement of operations.
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Schwab Government Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 55.6% of net assets
U.S. Treasury Debt 55.6%
UNITED STATES TREASURY		0.00%		07/01/21	117,000,000	117,000,000
		0.00%		07/08/21	57,000,000	56,999,979
		0.01%		07/08/21	50,000,000	49,999,951
		0.01%		07/13/21	350,000,000	349,999,417
		0.01%		07/15/21	247,000,000	246,999,520
		2.63%		07/15/21	92,300,000	92,388,643
		0.00%		07/20/21	350,000,000	349,999,591
		0.01%		07/20/21	332,000,000	331,999,124
		0.02%		07/20/21	19,500,000	19,499,846
		0.01%		07/22/21	139,600,000	139,599,186
		0.02%		07/22/21	34,100,000	34,099,702
		0.01%		07/27/21	388,000,000	387,998,599
		0.02%		07/27/21	34,000,000	33,999,632
		0.02%		07/29/21	100,000,000	99,998,542
		1.13%		07/31/21	46,000,000	46,040,696
		1.75%		07/31/21	121,000,000	121,162,365
		2.25%		07/31/21	39,000,000	39,068,636
		0.02%		08/12/21	150,000,000	149,997,200
		2.13%		08/15/21	17,000,000	17,042,166
		2.75%		08/15/21	45,300,000	45,447,403
		0.06%		08/19/21	25,000,000	24,998,128
		0.02%		08/24/21	191,000,000	190,993,554
		1.13%		08/31/21	115,000,000	115,193,555
		1.50%		08/31/21	68,000,000	68,160,122
		2.00%		08/31/21	22,200,000	22,269,307
		0.02%		09/09/21	50,000,000	49,998,055
		2.75%		09/15/21	41,000,000	41,225,179
		1.50%		09/30/21	168,000,000	168,615,808
		2.13%		09/30/21	45,900,000	46,131,641
		1.25%		10/31/21	151,100,000	151,681,146
		1.50%		10/31/21	142,300,000	142,957,978
		2.00%		10/31/21	32,300,000	32,504,978
		2.88%		11/15/21	42,200,000	42,638,654
		1.50%		11/30/21	30,200,000	30,374,883
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Schwab Treasury Obligations Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.75%		11/30/21	12,000,000	12,083,554
		1.88%		11/30/21	61,100,000	61,555,625
		1.63%		12/31/21	10,300,000	10,380,036
		2.00%		12/31/21	16,300,000	16,456,579
		1.38%		01/31/22	79,800,000	80,410,369
		1.50%		01/31/22	100,800,000	101,628,427
		2.50%		02/15/22	40,000,000	40,606,530
		1.88%		02/28/22	111,400,000	112,733,431
		2.38%		03/15/22	91,700,000	93,186,502
		1.75%		03/31/22	85,600,000	86,659,336
		1.88%		03/31/22	34,900,000	35,371,133
		2.25%		04/15/22	40,500,000	41,192,880
		1.88%		04/30/22	7,000,000	7,105,727
Total Fixed-Rate Obligations
(Cost $4,556,453,315)						4,556,453,315

Variable-Rate Obligations 15.7% of net assets
U.S. Treasury Debt 15.7%
UNITED STATES TREASURY
(3 mo. US TBILL + 0.22%)		0.27%	07/01/21	07/31/21	125,000,000	125,016,018
(3 mo. US TBILL + 0.30%)		0.35%	07/01/21	10/31/21	369,000,000	369,250,288
(3 mo. US TBILL + 0.15%)		0.20%	07/01/21	01/31/22	402,300,000	402,376,475
(3 mo. US TBILL + 0.11%)		0.16%	07/01/21	04/30/22	64,200,000	64,211,721
(3 mo. US TBILL + 0.06%)		0.11%	07/01/21	07/31/22	182,500,000	182,504,797
(3 mo. US TBILL + 0.06%)		0.11%	07/01/21	10/31/22	91,000,000	90,999,223
(3 mo. US TBILL + 0.05%)		0.10%	07/01/21	01/31/23	54,900,000	54,916,229
Total Variable-Rate Obligations
(Cost $1,289,274,751)						1,289,274,751
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 29.6% of net assets
U.S. Treasury Repurchase Agreements 29.6%
BARCLAYS BANK PLC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury Securities valued at $1,979,744, 2.63%, due 02/15/29)		0.05%		07/01/21	1,940,887	1,940,884
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury Securities valued at $60,180,148, 0.63%, due 04/15/23 - 01/15/24)		0.05%		07/01/21	59,000,082	59,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury Securities valued at $791,001,114, 0.13% - 1.50%, due 08/15/22 - 10/31/27)		0.05%		07/01/21	791,001,099	791,000,000
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Schwab Treasury Obligations Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
FICC - BANK OF NEW YORK
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury Securities valued at $781,320,008, 0.13% - 5.50%, due 08/15/23 - 07/15/29)		0.06%		07/01/21	766,001,277	766,000,000
Issued 06/30/21, repurchase date 07/07/21 (Collateralized by U.S. Treasury Securities valued at $56,685,813, 3.13%, due 11/15/28)		0.06%		07/07/21	55,000,642	55,000,000
JP MORGAN SECURITIES LLC
Issued 06/24/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury Securities valued at $208,081,783, 0.00% - 0.38%, due 12/16/21 - 07/15/23)		0.05%		07/01/21	204,001,983	204,000,000
Issued 06/28/21, repurchase date 07/02/21 (Collateralized by U.S. Treasury Securities valued at $306,000,887, 0.00% - 2.75%, due 07/22/21 - 01/15/22)		0.05%		07/02/21	300,001,667	300,000,000
Issued 06/15/21, repurchase date 09/21/21 (Collateralized by U.S. Treasury Securities valued at $255,003,272, 2.13% - 2.50%, due 06/30/22 - 03/31/23)		0.03%		07/07/21	250,004,583	250,000,000
Total Repurchase Agreements
(Cost $2,426,940,884)						2,426,940,884

FICC —	Fixed Income Clearing Corp
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At June 30, 2021, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
32
Schwab Government Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Statement of Assets and Liabilities

As of June 30, 2021; unaudited
Assets
Investments in securities, at cost and value — unaffiliated (Note 2a)		$5,845,728,066
Repurchase agreements, at cost and value — unaffiliated (Note 2a)		2,426,940,884
Receivables:
Fund shares sold		24,427,889
Interest		10,417,274
Prepaid expenses	+	142,762
Total assets		8,307,656,875
Liabilities
Payables:
Investments bought		55,663,174
Investment adviser and administrator fees		214,580
Shareholder service fees		455
Independent trustees’ fees		2,745
Fund shares redeemed		52,009,688
Distributions to shareholders		34,507
Accrued expenses	+	338,327
Total liabilities		108,263,476
Net Assets
Total assets		8,307,656,875
Total liabilities	–	108,263,476
Net assets		$8,199,393,399
Net Assets by Source
Capital received from investors		8,199,400,206
Total distributable loss		(6,807)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$5,913,310,675		5,913,289,553		$1.00
Ultra Shares	$2,286,082,724		2,286,085,683		$1.00

33
Schwab Government Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Statement of Operations

For the period January 1, 2021 through June 30, 2021; unaudited
Investment Income
Interest received from securities — unaffiliated		$3,191,395
Expenses
Investment adviser and administrator fees		8,291,867
Shareholder service fees:
Investor Shares		4,850,448
Registration fees		249,366
Portfolio accounting fees		102,787
Custodian fees		66,280
Transfer agent fees		45,786
Professional fees		32,884
Independent trustees’ fees		25,732
Shareholder reports		18,992
Other expenses	+	52,477
Total expenses		13,736,619
Expense reduction by CSIM and its affiliates	–	10,981,638
Net expenses	–	2,754,981
Net investment income		436,414
Realized Gains (Losses)
Net realized losses on sales of securities — unaffiliated		(6,807)
Increase in net assets resulting from operations		$429,607
34
Schwab Government Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/21-6/30/21		1/1/20-12/31/20
Net investment income		$436,414	$30,300,226
Net realized gains (losses)	+	(6,807)	8,789
Increase in net assets from operations		429,607	30,309,015
Distributions to Shareholders1
Investor Shares		(323,362)	(30,263,364)
Ultra Shares	+	(113,052)	(41,584)
Total distributions		($436,414)	($30,304,948)
Transactions in Fund Shares*,1
Shares Sold
Investor Shares		1,971,575,374	17,426,820,437
Ultra Shares	+	3,281,548,434	2,394,046,136
Total shares sold		5,253,123,808	19,820,866,573
Shares Reinvested
Investor Shares		217,350	23,948,502
Ultra Shares	+	84,719	31,929
Total shares reinvested		302,069	23,980,431
Shares Redeemed
Investor Shares		(3,631,170,352)	(20,698,011,339)
Ultra Shares	+	(2,749,292,128)	(640,333,407)
Total shares redeemed		(6,380,462,480)	(21,338,344,746)
Net transactions in fund shares		(1,127,036,603)	(1,493,497,742)
Net Assets
Beginning of period		9,326,436,809	10,819,930,484
Total decrease	+	(1,127,043,410)	(1,493,493,675)
End of period		$8,199,393,399	$9,326,436,809
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Ultra Shares commenced operations on September 24, 2020.
35
Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Government Money Fund offers three share classes: Sweep Shares, Investor Shares and Ultra Shares. Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund, each offer two share classes, Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2021, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: (Schwab U.S. Treasury Money Fund may not invest in repurchase agreements) In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2021, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Government Money Fund	$11,897,093,088
Schwab Treasury Obligations Money Fund	2,426,940,884
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In March 2020, the FASB issued Accounting Standards Update “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU 2020-04), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered based reference rates at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters, and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. (Applies only to Schwab Government Money Fund and Schwab Treasury Obligations Money Fund) When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when a fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause a fund’s share price or yield to fall.
Certain U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. Additionally, the FHFA recently announced plans to begin removing Fannie Mae and Freddie Mac from conservatorship. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of CSIM (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables Sweep Shares of a fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in such funds based on the amounts set forth below.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. The sweep administration fee and shareholder servicing fee paid to Schwab are based on the average daily net asset value of a fund’s shares owned by shareholders holding shares through Schwab.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Schwab Government Money Fund
Sweep Shares	0.15%	0.10%
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Schwab U.S. Treasury Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Schwab Treasury Obligations Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
Schwab Government Money Fund
Sweep Shares	0.44%
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab U.S. Treasury Money Fund
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab Treasury Obligations Money Fund
Investor Shares	0.34%
Ultra Shares	0.19%
During the period ended June 30, 2021, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements, and a portion was waived voluntarily.
	Contractual Expense Limitation Waived Amount	Voluntary Yield Waiver/ Reimbursement Amount	Total Waived Amount
Schwab Government Money Fund	$1,439,706	$52,421,056	$53,860,762
Schwab U.S. Treasury Money Fund	1,021,530	14,331,032	15,352,562
Schwab Treasury Obligations Money Fund	594,306	10,387,332	10,981,638
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) in accordance with procedures adopted by the Board under Rule 17a-7 of the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2021, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Government Money Fund	$52,576,618	$—
Schwab U.S. Treasury Money Fund	—	—
Schwab Treasury Obligations Money Fund	—	—
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
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Financial Notes, unaudited (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2021, the tax basis cost of the funds’ investments was as follows:
	Schwab Government Money Fund	Schwab U.S. Treasury Money Fund	Schwab Treasury Obligations Money Fund
Tax cost	$31,373,713,479	$11,533,602,183	$8,272,668,950
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2020, the funds had no capital loss carryforwards available to offset future net capital gains.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2021. The tax-basis components of distributions paid during the fiscal year ended December 31, 2020, were as follows:
	Schwab Government Money Fund	Schwab U.S. Treasury Money Fund	Schwab Treasury Obligations Money Fund
Ordinary income	$71,394,925	$22,548,962	$30,304,948
As of December 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2020, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of CSIM and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 12, 2021 and June 8, 2021, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 8, 2021 called for the purpose of voting on such approval.1
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees considered CSIM’s effective implementation of its business continuity plan in response to the COVID-19 pandemic and government-mandated restrictions during the prior year. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and an array of account features that benefit Fund shareholders who are brokerage clients of Schwab. The Trustees also considered Schwab’s reputation as a full service

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brokerage firm and its overall financial condition, including Schwab’s ability to maintain consistent operations and service levels during recent periods of remote work and market volatility. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s operation as a government money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of such Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Funds from exceeding a specified cap, as well as historically using voluntary waivers (which CSIM will not recoup) to maintain a certain yield. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of such Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) graduated investment advisory fee schedules, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab fund complex with such features. The Trustees acknowledged that CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board

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concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the
Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by CSIM and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

[1]	The meeting on June 8, 2021 was held by means of videoconference in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.
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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	103	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	103	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
46
Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	103	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
47
Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
William P. McMahon, Jr.
1972
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
48
Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
49
Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Government Money Funds  |  Semiannual Report

Notes

Schwab Government Money Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2021 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR32957-16
00263016

Semiannual Report  |  June 30, 2021
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for CSIM, leads the portfolio management teams for Schwab’s taxable and tax-exempt money market funds, and has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, she was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Kevin Shaughnessy, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2000, Mr. Shaughnessy spent four years as a portfolio manager with Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund, as well as short duration, private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2008, Mr. Ullyatt was a vice president and portfolio manager at OppenheimerFunds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in OppenheimerFunds’ municipal bond and money market departments.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund

The Schwab Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country and from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the six-month reporting period ended June 30, 2021, muni money fund assets declined as investors sought alternatives for their cash positions. While some chose to invest in muni bonds with longer maturities, others were active in lower rated securities, or looked outside of tax-exempt markets entirely. Despite the decline in demand from traditional muni money market funds, short-term tax-exempt securities found an alternative audience in separately managed accounts and longer-term bond funds. These sources of demand kept yields on muni money market securities at or near record lows over the reporting period. The yield on the SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—began the reporting period at 0.09% and ended it at 0.03%, averaging 0.05% over the period.
Although the U.S. economy has demonstrated resilience given the dramatic impact of the COVID-19 pandemic, the federal funds target range remained at 0.00% to 0.25% through the reporting period. The U.S. Federal Reserve (Fed) reiterated its intention to continue its support of the economy, affirmed that it would continue its bond-buying program, which aims to keep interest rates low and inject cash into the economy to encourage lending and investment, and acknowledged that it was keeping an eye on rising inflation.
Outside the U.S., major central banks maintained the low—or for some international central banks, negative—interest rates instituted prior to, and in response to, the COVID-19 pandemic. The European Central Bank held interest rates at 0.00%, unchanged since March 2016, and increased its asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and maintained other programs intended to help support economic growth. The Bank of England maintained its key official bank rate at 0.10% and also reiterated its commitment to its bond-buying program.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The fund increased its holdings of short-term commercial paper and continues to hold legacy one-year note positions. The fund’s weighted average maturity (WAM) declined slightly over the reporting period, beginning the period at 34 days and ending it at 31 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	31 Days
Largest Holdings by State % of Investments4

Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund
Performance and Fund Facts as of June 30, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Municipal Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWTXX	SWOXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	0.01%	0.01%
Seven-Day Yield (without waivers)[2]	-0.25%	-0.10%
Seven-Day Effective Yield (with waivers)[2]	0.01%	0.01%
Seven-Day Taxable Equivalent Effective Yield[2,3]	0.02%	0.02%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[3]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%. Your tax rate may be different.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab AMT Tax-Free Money Fund

The Schwab AMT Tax-Free Money Fund (the fund) seeks the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country and from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the six-month reporting period ended June 30, 2021, muni money fund assets declined as investors sought alternatives for their cash positions. While some chose to invest in muni bonds with longer maturities, others were active in lower rated securities, or looked outside of tax-exempt markets entirely. Despite the decline in demand from traditional muni money market funds, short-term tax-exempt securities found an alternative audience in separately managed accounts and longer-term bond funds. These sources of demand kept yields on muni money market securities at or near record lows over the reporting period. The yield on the SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—began the reporting period at 0.09% and ended it at 0.03%, averaging 0.05% over the period.
Although the U.S. economy has demonstrated resilience given the dramatic impact of the COVID-19 pandemic, the federal funds target range remained at 0.00% to 0.25% through the reporting period. The U.S. Federal Reserve (Fed) reiterated its intention to continue its support of the economy, affirmed that it would continue its bond-buying program, which aims to keep interest rates low and inject cash into the economy to encourage lending and investment, and acknowledged that it was keeping an eye on rising inflation.
Outside the U.S., major central banks maintained the low—or for some international central banks, negative—interest rates instituted prior to, and in response to, the COVID-19 pandemic. The European Central Bank held interest rates at 0.00%, unchanged since March 2016, and increased its asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and maintained other programs intended to help support economic growth. The Bank of England maintained its key official bank rate at 0.10% and also reiterated its commitment to its bond-buying program.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The fund increased its holdings of short-term commercial paper and continues to hold legacy one-year note positions. The fund’s weighted average maturity (WAM) declined slightly over the reporting period, beginning the period at 35 days and ending it at 33 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	33 Days
Largest Holdings by State % of Investments4

Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab AMT Tax-Free Money Fund
Performance and Fund Facts as of June 30, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab AMT Tax-Free Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWWXX	SCTXX
Minimum Initial Investment[2]	None	$1,000,000
Seven-Day Yield (with waivers)[3]	0.01%	0.01%
Seven-Day Yield (without waivers)[3]	-0.28%	-0.13%
Seven-Day Effective Yield (with waivers)[3]	0.01%	0.01%
Seven-Day Taxable Equivalent Effective Yield[3,4]	0.02%	0.02%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Ultra Shares commenced operations on September 24, 2020.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[4]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%. Your tax rate may be different.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2021 and held through June 30, 2021.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Beginning Account Value at 1/1/21	Ending Account Value (Net of Expenses) at 6/30/21	Expenses Paid During Period 1/1/21-6/30/21[3]
Schwab Municipal Money Fund
Investor Shares
Actual Return	0.13%	$1,000.00	$1,000.00	$0.64
Hypothetical 5% Return	0.13%	$1,000.00	$1,024.16	$0.65
Ultra Shares
Actual Return	0.13%	$1,000.00	$1,000.00	$0.64
Hypothetical 5% Return	0.13%	$1,000.00	$1,024.16	$0.65
Schwab AMT Tax-Free Money Fund
Investor Shares
Actual Return	0.13%	$1,000.00	$1,000.00	$0.64
Hypothetical 5% Return	0.13%	$1,000.00	$1,024.16	$0.65
Ultra Shares
Actual Return	0.13%	$1,000.00	$1,000.00	$0.64
Hypothetical 5% Return	0.13%	$1,000.00	$1,024.16	$0.65

[1]	Based on the most recent six-month expense ratio.
[2]	Expense ratio (annualized) reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
[3]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/21– 6/30/21*	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.01	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	(0.00) [3]	0.00 [3]	(0.00) [3]
Total from investment operations	0.00 [3]	0.00 [3]	0.01	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.00% [4],[5]	0.35%	1.20%	1.15%	0.48%	0.12%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.13% [6],[7]	0.29% [6],[8]	0.34%	0.34%	0.42% [9]	0.34% [6]
Gross operating expenses	0.35% [7]	0.45%	0.48%	0.48%	0.53%	0.55%
Net investment income (loss)	0.01% [7]	0.35%	1.19%	1.17%	0.50%	0.12%
Net assets, end of period (x 1,000,000)	$1,689	$2,041	$2,674	$2,735	$822	$519

Ultra Shares	1/1/21– 6/30/21*	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[10],[11]	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.01	0.01	0.01	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	(0.00) [3]	0.00 [3]	(0.00) [3]
Total from investment operations	0.00 [3]	0.00 [3]	0.01	0.01	0.01	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]	(0.01)	(0.01)	(0.01)	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.00% [4],[5]	0.44%	1.35%	1.30%	0.67%	0.27%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.13% [6],[7]	0.19% [6],[8]	0.19%	0.19%	0.22% [9]	0.20% [6]
Gross operating expenses	0.20% [7]	0.30%	0.33%	0.33%	0.47%	0.55%
Net investment income (loss)	0.01% [7]	0.45%	1.33%	1.31%	0.71%	0.32%
Net assets, end of period (x 1,000,000)	$7,310	$9,948	$13,010	$12,748	$5,832	$2,020
*	Unaudited.
1
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Percentage was less than 0.005%.
6
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
7
Annualized.
8
Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
9
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
10
Effective November 17, 2017, the Select Shares merged into Ultra Shares.
11
Effective October 3, 2017, the share class name of Premier Shares was changed to Ultra Shares.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 37.5% of net assets
Alabama 0.3%
Huntsville Health Care Auth
CP		0.14%		08/05/21	8,430,000	8,430,000
CP		0.08%		09/08/21	15,000,000	15,000,000
						23,430,000
California 6.9%
California
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.09%		08/04/21	1,400,000	1,400,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.13%		08/18/21	13,000,000	13,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.08%		09/01/21	12,790,000	12,790,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.09%		09/02/21	1,000,000	1,000,000
GO CP Series A4 (LOC: TORONTO-DOMINION BANK/THE)		0.12%		08/18/21	7,000,000	7,000,000
GO CP Series A7 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.10%		08/24/21	21,000,000	21,000,000
California Educational Facilities Auth
CP Notes (Stanford Univ) Series S4		0.20%		08/10/21	28,000,000	28,000,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.15%		09/14/21	8,320,000	8,320,000
RB (Kaiser Permanente) Series 2006E		0.14%		09/16/21	28,165,000	28,165,000
RB (Kaiser Permanente) Series 2006E		0.15%		11/09/21	2,600,000	2,600,000
California Infrastructure & Economic Development Bank
RB (Brightline West Passenger Rail) Series 2020A (ESCROW)		0.45%		07/01/21	40,000,000	40,000,000
California State Univ
CP Series A (GTY: STATE STREET BANK AND TRUST COMPANY) (LOC: WELLS FARGO BANK NA)		0.06%		07/07/21	10,128,000	10,128,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.14%		09/16/21	14,000,000	14,000,000
RB (Kaiser Permanente) Series 2004E		0.15%		10/07/21	6,900,000	6,900,000
RB (Kaiser Permanente) Series 2004I		0.15%		09/15/21	4,700,000	4,700,000
RB (Kaiser Permanente) Series 2004I		0.14%		09/16/21	10,000,000	10,000,000
RB (Kaiser Permanente) Series 2004I		0.15%		11/03/21	4,800,000	4,800,000
RB (Kaiser Permanente) Series 2004K		0.15%		09/15/21	28,290,000	28,290,000
RB (Kaiser Permanente) Series 2004K		0.17%		12/08/21	7,200,000	7,200,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Kaiser Permanente) Series 2004K		0.17%		12/14/21	15,600,000	15,600,000
RB (Kaiser Permanente) Series 2006D		0.11%		11/09/21	5,900,000	5,900,000
RB (Kaiser Permanente) Series 2008B		0.12%		11/04/21	32,500,000	32,500,000
RB (Kaiser Permanente) Series 2008C		0.18%		08/11/21	6,800,000	6,800,000
RB (Kaiser Permanente) Series 2008C		0.09%		10/13/21	11,300,000	11,300,000
RB (Kaiser Permanente) Series 2009B1		0.16%		10/05/21	10,260,000	10,260,000
RB (Kaiser Permanente) Series 2009B3		0.16%		10/05/21	4,000,000	4,000,000
RB (Kaiser Permanente) Series 2009B3		0.11%		11/09/21	16,900,000	16,900,000
RB (Kaiser Permanente) Series 2009B4		0.17%		10/07/21	4,400,000	4,400,000
RB (Kaiser Permanente) Series 2009B5		0.18%		08/11/21	18,000,000	18,000,000
RB (Kaiser Permanente) Series 2009B6		0.13%		12/02/21	36,700,000	36,700,000
Contra Costa Water District
Extendible CP		0.10%	08/11/21	02/18/22	2,000,000	2,000,000
East Bay Municipal Utility District
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.08%		09/02/21	28,050,000	28,050,000
Golden Gate Bridge & Highway District
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.10%		09/15/21	10,000,000	10,000,000
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series A (LOC: BANK OF THE WEST)		0.12%		07/27/21	14,000,000	14,000,000
Los Angeles Cnty Metropolitan Transportation Auth
CP Series R (LOC: STATE STREET BANK AND TRUST COMPANY)		0.07%		07/08/21	5,138,000	5,138,000
Los Angeles Metropolitan Transportation Auth
Sub Sales Tax Revenue CP Series R (LOC: BANK OF AMERICA NA)		0.06%		07/07/21	9,030,000	9,030,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		0.11%		08/05/21	12,000,000	12,000,000
Orange Cnty Water District
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.07%		07/15/21	4,000,000	4,000,000
Port of Oakland
CP Series A (LOC: BANK OF AMERICA NA)		0.12%		07/06/21	7,000,000	7,000,000
San Diego Cnty Water Auth
CP Series 10 (LIQ: BANK OF THE WEST)		0.10%		10/05/21	22,000,000	22,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		0.11%		07/01/21	11,615,000	11,615,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		0.07%		08/11/21	15,000,000	15,000,000
San Diego Public Facilities Financing Auth
Sub Water Revenue CP Series A (LOC: BANK OF THE WEST)		0.14%		08/19/21	14,631,000	14,631,000
San Francisco Public Utilities Commission
Wastewater CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.07%		07/22/21	30,611,000	30,611,000
Wastewater CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.08%		08/09/21	8,000,000	8,000,000
Wastewater CP Series A6 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.08%		08/04/21	8,211,000	8,211,000
Wastewater CP Series A7 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.08%		08/11/21	10,000,000	10,000,000
						622,939,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Colorado 0.0%
Denver SD #1
GO Bonds Series 2012B		4.00%		12/01/21	165,000	167,620
GO Refunding Bonds Series 2005A		5.25%		12/01/21	475,000	485,066
						652,686
District of Columbia 0.4%
District of Columbia
Income Tax Secured RB Series 2011F		5.00%		12/01/21	165,000	168,307
Income Tax Secured RB Series 2012C		4.00%		12/01/21	225,000	228,593
Income Tax Secured Refunding RB Series 2014A		5.00%		12/01/21	295,000	300,957
District of Columbia Water & Sewer Auth
Extendible CP Series A		0.11%	08/03/21	02/25/22	34,000,000	34,000,000
						34,697,857
Florida 4.8%
Collier Cnty Health Facilities Auth
RB (Cleveland Clinic) Series 2003C1		0.13%		08/04/21	41,905,000	41,905,000
Florida Local Government Finance Commission
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		0.12%		07/01/21	17,551,000	17,551,000
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		0.11%		08/02/21	20,029,000	20,029,000
Kissimmee Utility Auth
CP Notes Series B (LIQ: JPMORGAN CHASE BANK NA)		0.13%		08/04/21	15,000,000	15,000,000
Miami Dade Cnty Aviation
CP Notes Series 2021 (LOC: BANK OF AMERICA NA)		0.09%		08/03/21	1,250,000	1,250,000
Miami-Dade Cnty
Seaport CP Series A1 (LOC: BANK OF AMERICA NA)		0.16%		08/18/21	266,500,000	266,500,000
Sunshine State Governmental Financing Commission
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.15%		09/07/21	45,553,000	45,553,000
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.14%		09/14/21	27,000,000	27,000,000
						434,788,000
Georgia 2.9%
Atlanta
Water & Wastewater Revenue CP Notes Series 2018 (LOC: WELLS FARGO BANK NA)		0.09%		07/01/21	11,921,000	11,921,000
Atlanta Airport
2nd Lien PFC & 3rd Lien General Revenue CP Series J2 (LOC: BANK OF AMERICA NA)		0.14%		08/04/21	43,879,000	43,879,000
2nd Lien PFC & 3rd Lien General Revenue CP Series J4 (LOC: BANK OF AMERICA NA)		0.14%		08/04/21	2,866,000	2,866,000
2nd Lien PFC & 3rd Lien General Revenue CP Series K1 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.18%		07/06/21	14,096,000	14,096,000
2nd Lien PFC & 3rd Lien General Revenue CP Series K2 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.07%		07/06/21	4,008,000	4,008,000
2nd Lien PFC & 3rd Lien General Revenue CP Series K2 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.08%		07/06/21	2,273,000	2,273,000
2nd Lien PFC & 3rd Lien General Revenue CP Series K2 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.17%		07/06/21	1,008,000	1,008,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
2nd Lien PFC & 3rd Lien General Revenue CP Series K2 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.18%		07/06/21	3,716,000	3,716,000
2nd Lien PFC & 3rd Lien General Revenue CP Series K2 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.22%		07/06/21	96,515,000	96,515,000
2nd Lien PFC & 3rd Lien General Revenue CP Series K2 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.24%		07/06/21	3,215,000	3,215,000
2nd Lien PFC & 3rd Lien General Revenue CP Series L1 (LOC: JPMORGAN CHASE BANK NA)		0.13%		08/02/21	1,162,000	1,162,000
2nd Lien PFC & 3rd Lien General Revenue CP Series L2 (LOC: JPMORGAN CHASE BANK NA)		0.11%		08/02/21	4,186,000	4,186,000
2nd Lien PFC & 3rd Lien General Revenue CP Series L2 (LOC: JPMORGAN CHASE BANK NA)		0.14%		08/02/21	69,904,000	69,904,000
2nd Lien PFC & 3rd Lien General Revenue CP Series L4 (LOC: JPMORGAN CHASE BANK NA)		0.14%		08/02/21	381,000	381,000
3rd Lien General Revenue CP Series K2 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.14%		07/06/21	1,901,000	1,901,000
						261,031,000
Hawaii 1.2%
Hawaii
GO Bonds Series 2011DZ		5.00%		12/01/21	140,000	142,791
Go Refunding Bonds Series 2015EY		5.00%		10/01/21	150,000	151,800
Honolulu
GO Bonds Series 2012B		5.00%		11/01/21	100,000	101,609
GO Bonds Series 2012C		4.00%		11/01/21	100,000	101,278
GO CP Series B1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.15%		07/07/21	9,000,000	9,000,000
GO CP Series B1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.16%		07/07/21	92,000,000	92,000,000
GO CP Series B2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.15%		07/07/21	3,000,000	3,000,000
GO CP Series B2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.08%		08/04/21	7,000,000	7,000,000
						111,497,478
Idaho 0.0%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		0.10%		08/02/21	2,960,000	2,960,059
Illinois 0.3%
Chicago
Chicago Midway Airport (JPM) CP Series 2020A (LOC: JPMORGAN CHASE BANK NA)		0.08%		09/15/21	8,000,000	8,000,000
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		0.12%		08/04/21	12,500,000	12,500,000
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		0.12%		09/02/21	9,122,000	9,122,000
						29,622,000
Kentucky 0.4%
Louisville & Jefferson Cnty Metro Sewer District
CP Series 2018A1 (LIQ: BANK OF AMERICA NA)		0.12%		08/23/21	2,000,000	2,000,000
CP Series 2018A1 (LIQ: BANK OF AMERICA NA)		0.12%		08/27/21	17,000,000	17,000,000
CP Series 2018A1 (LIQ: BANK OF AMERICA NA)		0.10%		10/22/21	5,000,000	5,000,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		0.15%		07/07/21	6,260,000	6,260,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		0.14%		08/17/21	9,400,000	9,400,000
						39,660,000
Louisiana 0.3%
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984A (LOC: WELLS FARGO BANK NA)		0.35%		03/15/22	7,000,000	7,000,000
Port Facilities Refunding RB Series 1984B (LOC: WELLS FARGO BANK NA)		0.35%		03/15/22	20,000,000	20,000,000
						27,000,000
Maryland 0.0%
Montgomery Cnty
GO Refunding Bonds Series 2011A		5.00%		07/01/21	145,000	145,000
Massachusetts 1.2%
Massachusetts Bay Transportation Auth
Sales Tax CP Series B (LIQ: TD BANK NA)		0.13%		07/22/21	20,000,000	20,000,000
Sr Sales Tax Bonds Series 2004B		5.25%		07/01/21	80,000	80,000
Sr Sales Tax RB Series 2006B		5.25%		07/01/21	600,000	600,000
Sub Sales Tax BAN Series 2017		4.00%		12/01/21	840,000	853,412
Massachusetts Clean Water Trust
State Revolving Refunding RB Series 2014		4.00%		08/01/21	195,000	195,613
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2008H1		0.09%		07/06/21	2,250,000	2,250,000
RB (Partners HealthCare) Series 2008H1		0.08%		09/01/21	8,500,000	8,500,000
RB (Partners HealthCare)Series 2008H2		0.14%		07/08/21	17,385,000	17,385,000
RB (Partners HealthCare)Series 2008H2		0.09%		09/02/21	14,040,000	14,040,000
Massachusetts Water Resources Auth
CP Series 1999 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.15%		09/16/21	25,000,000	25,000,000
Norwood
GO BAN		1.00%		06/24/22	14,000,000	14,116,488
						103,020,513
Michigan 0.7%
Michigan Finance Auth
State Aid Revenue Notes Series 2020A2 (LOC: JPMORGAN CHASE BANK NA)		4.00%		08/20/21	32,000,000	32,163,945
Univ of Michigan
Extendible CP Notes Series L2		0.12%	07/06/21	01/28/22	23,280,000	23,280,000
Extendible CP Notes Series L2		0.11%	08/30/21	02/28/22	8,025,000	8,025,000
						63,468,945
Minnesota 0.6%
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2014		0.12%		07/07/21	56,000,000	56,000,000
Mississippi 0.2%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		0.15%		08/02/21	12,840,000	12,840,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nevada 0.3%
Nevada Dept of Business & Industry
RB (Brightline West Passenger Rail) Series 2020A (ESCROW)		0.50%		07/01/21	20,000,000	20,000,000
Truckee Meadows Water Auth
Water Revenue CP Series 2006B (LOC: WELLS FARGO BANK NA)		0.12%		07/06/21	3,344,000	3,344,000
						23,344,000
New York 6.3%
Ballston Spa CSD
GO BAN 2021A		1.25%		06/24/22	8,000,000	8,083,801
Bayport Blue Point UFSD
BAN 2020A		1.25%		07/16/21	16,435,000	16,440,511
Cheektowaga-Maryvale UFSD
BAN 2021		1.50%		06/28/22	16,719,342	16,934,371
Colonie
GO BAN 2021		1.50%		03/11/22	5,275,000	5,320,482
East Greenbush CSD
BAN 2020		1.25%		12/15/21	22,700,000	22,798,356
East Rockaway UFSD
BAN 2021		1.00%		06/17/22	10,350,000	10,431,416
Grand Island CSD
BAN 2020		1.50%		08/12/21	18,199,738	18,223,193
Hyde Park CSD
BAN 2021		1.25%		06/17/22	17,756,813	17,941,738
Irondequoit
BAN 2020B		1.00%		12/17/21	7,936,500	7,962,113
BAN 2021A		1.50%		04/15/22	4,880,000	4,930,134
La Grange
BAN 2021A		1.25%		05/12/22	2,718,561	2,743,360
Longwood CSD
BAN 2020		1.75%		07/07/21	10,190,000	10,192,235
BAN 2021	a	1.00%		12/15/21	10,190,000	10,229,537
Marlboro CSD
BAN 2021		1.25%		06/29/22	8,000,000	8,084,972
Minisink Valley CSD
GO BAN 2021		1.25%		06/24/22	28,011,547	28,309,094
Monticello CSD
GO BAN 2021		1.25%		06/29/22	21,308,500	21,538,007
Mount Sinai UFSD
TAN 2021	a	1.25%		06/24/22	11,900,000	12,021,380
New York City
GO Bonds Fiscal 2008 Series J7		5.00%		08/01/21	400,000	401,614
GO Bonds Fiscal 2012 Series I		5.00%		08/01/21	515,000	517,099
GO Bonds Fiscal 2013 Series H		5.00%		08/01/21	230,000	230,939
GO Bonds Fiscal 2013 Series J		5.00%		08/01/21	385,000	386,554
GO Bonds Fiscal 2014 Series E		5.00%		08/01/21	790,000	793,203
GO Bonds Fiscal 2014 Series G		5.00%		08/01/21	450,000	451,826
GO Bonds Fiscal 2014 Series J		5.00%		08/01/21	405,000	406,639
GO Bonds Fiscal 2016 Series E		5.00%		08/01/21	445,000	446,793

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Fiscal 2017 Series C		3.00%		08/01/21	200,000	200,466
GO Bonds Fiscal 2018 Series 1		5.00%		08/01/21	320,000	321,297
GO Bonds Fiscal 2018 Series C (ESCROW)		4.00%		08/01/21	300,000	300,968
GO Bonds Fiscal 2018 Series E1		5.00%		03/01/22	295,000	304,349
GO Bonds Fiscal 2018 Series F		5.00%		04/01/22	125,000	129,477
GO Bonds Fiscal 2019 Series E		5.00%		08/01/21	400,000	401,634
GO Bonds Fiscal 2020 Series B1		5.00%		10/01/21	100,000	101,212
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2003 Series A1		5.00%		11/01/21	265,000	269,282
Future Tax Secured Sub Bonds Fiscal 2014 Series C		5.00%		11/01/21	100,000	101,616
Future Tax Secured Sub RB Fiscal 2015 Series C		5.00%		11/01/21	450,000	457,283
New York State
GO Bonds Series 2011E		5.00%		12/15/21	415,000	424,186
GO Bonds Series 2015A		5.00%		03/15/22	225,000	232,628
New York State Dormitory Auth
State Personal Income Tax RB Series 2015E		4.00%		03/15/22	400,000	410,739
State Personal Income Tax RB Series 2019D		4.00%		02/15/22	465,000	475,975
State Personal Income Tax RB Series 2020A		5.00%		09/15/21	120,000	121,159
State Personal Income Tax Refunding RB Series 2012A		5.00%		12/15/21	180,000	183,959
State Sales Tax RB Series 2013A		5.00%		03/15/22	350,000	361,684
State Sales Tax RB Series 2018C		5.00%		03/15/22	100,000	103,390
New York State Environmental Facilities Corp
State Revolving Funds RB Series 2015B		5.00%		03/15/22	175,000	180,915
New York State Mortgage Agency
Homeowner Mortgage RB Series 221		1.50%		10/01/21	645,000	646,894
New York State Power Auth
CP Series 1		0.29%		07/13/21	7,000,000	7,000,000
CP Series 2		0.28%		07/15/21	4,573,000	4,573,000
CP Series 2		0.12%		08/17/21	28,586,000	28,586,000
CP Series 2		0.08%		09/09/21	3,650,000	3,650,000
CP Series 2		0.09%		09/09/21	21,000,000	21,000,000
CP Series 2		0.09%		09/16/21	48,440,000	48,440,000
CP Series 2		0.12%		11/18/21	10,400,000	10,400,000
CP Series 2		0.20%		12/02/21	33,913,000	33,913,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2013D		5.00%		03/15/22	485,000	501,387
State Personal Income Tax RB Series 2016A		5.00%		03/15/22	180,000	185,993
Niagara-Wheatfield CSD
BAN 2021		1.25%		06/28/22	12,000,000	12,129,487
Orchard Park
BAN 2020		1.75%		08/20/21	11,715,000	11,737,467
Ravena-Coeymans-Selkirk CSD
GO BAN 2020		1.75%		08/13/21	9,000,000	9,014,356
Rondout Valley CSD
GO BAN 2021		1.25%		06/29/22	30,840,000	31,176,768
Rye
BAN 2020		1.50%		10/01/21	2,600,000	2,607,641

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Saratoga Springs SD
BAN 2021		1.25%		06/30/22	8,597,000	8,689,422
Skaneateles CSD
BAN 2020		1.25%		07/22/21	28,701,000	28,713,814
Southold
BAN 2020		1.75%		09/23/21	5,000,000	5,016,984
Sweet Home CSD
BAN 2021A	a	1.25%		07/07/22	8,785,218	8,877,463
Tompkins Cnty
BAN 2021A		1.50%		02/18/22	13,000,000	13,106,345
Tonawanda
BAN 2020		1.75%		08/27/21	10,568,400	10,591,588
Vestal CSD
BAN 2020B		1.50%		07/29/21	11,400,000	11,409,401
Victor CSD
BAN 2020A		1.75%		07/30/21	13,000,000	13,013,882
West Hempstead UFSD
BAN 2021		1.25%		06/10/22	5,500,000	5,555,879
West Islip UFSD
BAN 2020		1.50%		07/28/21	9,246,280	9,253,598
						570,691,955
Ohio 0.6%
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		0.10%		10/01/21	16,400,000	16,400,000
Hospital RB (Cleveland Clinic Health System) Series 2008B5		0.10%		10/08/21	11,000,000	11,000,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		0.10%		10/01/21	23,190,000	23,190,000
						50,590,000
Oregon 0.0%
Oregon
GO Bonds Series 2019M		5.00%		11/01/21	150,000	152,423
GO Refunding Bonds Series 2011N		5.00%		12/01/21	100,000	102,009
						254,432
Pennsylvania 0.0%
Pennsylvania HFA
S/F Mortgage RB Series 2016-120		1.50%		10/01/21	125,000	125,385
Pennsylvania State Univ
RB Series 2007B		5.25%		08/15/21	110,000	110,667
						236,052
Tennessee 0.1%
Memphis
GO CP Series A (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.09%		08/19/21	11,025,000	11,025,000
Texas 9.0%
Abilene ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	325,000	334,734

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Alamo Heights ISD
ULT GO Refunding Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/22	300,000	308,410
Aldine ISD
ULT GO Refunding Bonds Series 2017A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	330,000	339,873
Allen ISD
ULT GO Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	1,005,000	1,035,205
ULT GO Refunding Bonds Series 2017A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	250,000	257,478
Alvin ISD
ULT GO Refunding Bonds Series 2014C (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	250,000	257,478
Arlington ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	365,000	375,879
Austin ISD
CP Series A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.08%		08/06/21	19,000,000	19,000,000
Beaumont ISD
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	100,000	103,006
Birdville ISD
ULT GO Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	220,000	226,597
Brownsville
Utilities System CP Series A (LOC: BANK OF AMERICA NA)		0.20%		10/21/21	4,000,000	4,000,000
Utilities System CP Series A (LOC: BANK OF AMERICA NA)		0.22%		12/16/21	10,000,000	10,000,000
Bryan ISD
GO Refunding Bonds Series 2015B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/22	250,000	252,846
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.25%		02/15/22	285,000	290,438
Calallen ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	200,000	205,931
Clear Creek ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	315,000	324,382
Conroe ISD
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	150,000	154,483
Corpus Christi ISD
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/21	100,000	100,591
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.13%		08/15/21	1,000,000	999,838
Cypress-Fairbanks ISD
ULT GO Bonds Series 2019A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	250,000	257,494
ULT GO Refunding Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	170,000	175,085

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Dallas
GO CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.09%		07/20/21	36,770,000	36,770,000
GO Refunding Bonds Series 2014		5.00%		02/15/22	515,000	530,577
Waterworks & Sewer System CP Series D1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.06%		07/02/21	2,600,000	2,600,000
Waterworks & Sewer System CP Series D1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.08%		07/02/21	46,600,000	46,600,000
Waterworks & Sewer System CP Series E (LIQ: JPMORGAN CHASE BANK NA)		0.07%		07/02/21	18,000,000	18,000,000
Dallas Area Rapid Transit
Sr Sub Lien Sales Tax Revenue CP Series I		0.12%		08/10/21	18,000,000	18,000,000
Sr Sub Lien Sales Tax Revenue CP Series IIA (LIQ: JPMORGAN CHASE BANK NA)		0.12%		07/20/21	5,000,000	5,000,000
Sr Sub Lien Sales Tax Revenue CP Series IIA (LIQ: JPMORGAN CHASE BANK NA)		0.14%		07/20/21	16,000,000	16,000,000
Sr Sub Lien Sales Tax Revenue CP Series IIA (LIQ: JPMORGAN CHASE BANK NA)		0.12%		08/02/21	3,000,000	3,000,000
Dallas ISD
GO CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.28%		07/02/21	9,000,000	9,000,000
Dallas-Fort Worth International Airport
Jt RB Series 2012H (ESCROW)		5.00%		11/01/21	1,985,000	2,016,977
Eanes ISD
ULT GO Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/01/21	250,000	250,807
Fort Bend ISD
ULT GO Refunding Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/21	240,000	241,424
Garland
Electric Utility System CP Notes Series 2018 (LOC: BANK OF AMERICA NA)		0.07%		07/23/21	18,500,000	18,500,000
Goose Creek ISD
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/22	100,000	102,375
Grapevine-Colleyville ISD
ULT GO Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/21	250,000	250,560
Gregory Portland ISD
ULT GO Bonds Series 2018A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/22	195,000	199,568
Harlingen Consolidated ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/21	100,000	100,591
Harris Cnty
GO CP Series C		0.07%		08/18/21	850,000	850,000
GO CP Series C		0.08%		08/18/21	900,000	900,000
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.09%		09/01/21	52,000,000	52,000,000
Refunding RB (Methodist Hospital) Series 2009C1		0.10%		10/01/21	5,675,000	5,675,000
Refunding RB (Methodist Hospital) Series 2009C1		0.10%		10/07/21	31,000,000	31,000,000
Refunding RB (Methodist Hospital) Series 2009C2		0.10%		10/01/21	17,000,000	17,000,000
Refunding RB (Methodist Hospital) Series 2009C2		0.09%		10/18/21	11,000,000	11,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Harris Cnty Flood Control District
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.13%		07/15/21	33,700,000	33,700,000
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.08%		08/05/21	9,000,000	9,000,000
Houston
GO CP Series E1 (LOC: CITIBANK NA)		0.07%		07/08/21	17,000,000	17,000,000
GO Refunding Bonds Series 2019C		5.00%		03/01/22	120,000	123,793
Refunding Bonds Series 2014A		5.00%		03/01/22	125,000	128,971
Houston ISD
LT GO Refunding Bonds Series 2013A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	245,000	252,343
LT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	300,000	308,990
Ingleside ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/21	140,000	140,844
Irving ISD
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	100,000	103,005
Katy ISD
ULT GO Refunding Bonds Series 2019B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	225,000	231,795
Keller ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/21	250,000	250,574
Lamar Consolidated ISD
ULT GO Refunding Bonds Series 2012B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	375,000	386,217
Laredo ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/21	200,000	200,811
Lewisville ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/21	200,000	201,205
Lower Colorado River Auth
CP Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		0.11%		07/07/21	1,892,000	1,892,000
CP Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		0.13%		08/05/21	47,400,000	47,400,000
Transmission Contract Revenue CP (LOC: STATE STREET BANK AND TRUST COMPANY; JPMORGAN CHASE BANK NA)		0.16%		09/14/21	16,500,000	16,500,000
Mansfield ISD
ULT GO Refunding Bonds Series 2013B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	100,000	102,991
Marble Falls ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.50%		08/15/21	100,000	100,527
McCamey ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/22	110,000	111,936
McKinney ISD
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	100,000	103,005

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Muleshoe ISD
ULT Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	240,000	247,250
North East ISD
ULT CP Series 2017A (LIQ: JPMORGAN CHASE BANK NA)		0.13%		08/03/21	47,700,000	47,700,000
Northside ISD
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/21	225,000	226,059
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/21	200,000	200,957
Round Rock ISD
ULT GO Refunding Bonds Series 2019A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/21	800,000	803,324
San Angelo ISD
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	200,000	205,985
San Antonio
Electric & Gas Systems Refunding RB Series 2012		5.00%		02/01/22	1,150,000	1,182,123
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.12%		07/06/21	16,000,000	16,000,000
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.09%		08/04/21	7,510,000	7,510,000
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.16%		11/23/21	5,000,000	5,000,000
San Antonio ISD
ULT GO Bonds Series 2020A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/21	750,000	754,466
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	285,000	293,485
Schertz-Cibolo-Universal City ISD
ULT GO Refunding Bonds Series 2014A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.22%		02/01/22	175,000	174,775
Texas
GO Bonds Series 2011A		5.00%		08/01/21	300,000	301,211
GO Bonds Series 2012C		3.00%		08/01/21	150,000	150,340
GO Bonds Series 2018B-3		5.00%		08/01/21	565,000	567,313
GO Refunding Bonds Series 2019		5.00%		08/01/21	170,000	170,694
TRAN 2020	b	4.00%		08/26/21	141,125,000	141,949,972
Texas A&M Univ
CP Series B		0.08%		10/04/21	18,800,000	18,800,000
Texas Public Finance Auth
CP Series 2019A		0.12%		07/08/21	4,925,000	4,925,000
CP Series 2019A		0.11%		07/15/21	13,350,000	13,350,000
CP Series 2019A		0.14%		07/15/21	121,000	121,000
GO CP Series 2008		0.11%		07/15/21	2,510,000	2,510,000
GO Refunding Bonds Series 2011		5.00%		10/01/21	205,000	207,495
Texas State Univ System
Revenue & Refunding Bonds Series 2015A		5.00%		03/15/22	125,000	129,183
Revenue & Refunding Bonds Series 2021A		5.00%		03/15/22	225,000	232,491
United ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/21	350,000	352,065

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Univ of Texas
CP Notes Series A		0.07%		08/18/21	25,000,000	25,000,000
CP Notes Series A		0.09%		10/06/21	5,000,000	5,000,000
CP Notes Series A		0.09%		10/07/21	22,300,000	22,300,000
Revenue Financing CP Series A		0.12%		07/06/21	15,000,000	15,000,000
Upper Trinity Regional Water District
CP Notes Series A (LOC: BANK OF AMERICA NA)		0.12%		07/07/21	18,500,000	18,500,000
Waxahachie ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	100,000	102,984
Whitehouse ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	250,000	257,467
						813,052,273
Virginia 0.0%
Fairfax Cnty
Public Improvement Bonds Series 2015A		5.00%		10/01/21	100,000	101,189
Washington 1.0%
Bellevue SD #405
ULT GO Bonds Series 2013 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/21	100,000	102,007
Benton Cnty SD #400
ULT GO Refunding Bonds Series 2012 (GTY: WASHINGTON (STATE OF))		3.00%		12/01/21	385,000	389,546
Bethel SD #403
ULT GO Refunding Bonds Series 2020 (GTY: WASHINGTON (STATE OF))		4.00%		12/01/21	450,000	457,127
Clover Park SD #400
ULT GO Bonds Series 2012 (GTY: WASHINGTON (STATE OF))		4.00%		12/01/21	125,000	126,985
Ferndale SD #502
ULT GO Refunding Bonds Series 2012 (GTY: WASHINGTON (STATE OF))		3.00%		12/01/21	225,000	227,642
Franklin Cnty SD #1
ULT GO Refunding Bonds Series 2012 (GTY: WASHINGTON (STATE OF))		4.00%		12/01/21	325,000	330,146
Issaquah SD #411
ULT GO Refunding Bonds Series 2012 (GTY: WASHINGTON (STATE OF))		4.00%		12/01/21	100,000	101,603
King Cnty SD #400 Mercer Island
ULT GO Bonds Series 2015 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/21	100,000	101,993
King Cnty SD #403 Renton
ULT GO Bonds Series 2020 (GTY: WASHINGTON (STATE OF))		4.00%		12/01/21	305,000	309,880
ULT GO Refunding Bonds Series 2012 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/21	275,000	280,532
King Cnty Sewer System
LT GO CP Series A		0.12%		08/04/21	6,500,000	6,500,000
LT GO CP Series A		0.08%		08/17/21	17,700,000	17,700,000
LT GO CP Series A		0.12%		08/24/21	12,500,000	12,500,000
LT GO CP Series A		0.13%		09/08/21	18,000,000	18,000,000
LT GO CP Series A		0.09%		10/06/21	5,375,000	5,375,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
King County SD #210 Federal Way
ULT GO Refunding Bonds Series 2015 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/21	125,000	127,537
Mason County SD #309
ULT GO Refunding Bonds Series 2017 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/21	415,000	423,313
North Thurston Public Schools
ULT GO Bonds Series 2020 (GTY: WASHINGTON (STATE OF))		4.00%		12/01/21	240,000	243,806
Pierce Cnty SD #3 Puyallup
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/21	875,000	892,570
Port of Seattle
Sub Lien CP Series 2017B1 (LOC: BANK OF AMERICA NA)		0.10%		07/07/21	18,655,000	18,655,000
Shoreline SD #412
ULT GO Bonds Series 2018 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/21	140,000	142,809
Skagit Cnty SD #311
ULT GO Bonds Series 2013 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/21	100,000	102,004
Snohomish SD #2
ULT GO Refunding Bonds Series 2014 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/21	200,000	204,027
ULT GO Refunding Bonds Series 2019 (GTY: WASHINGTON (STATE OF))		4.00%		12/01/21	150,000	152,414
Spokane & Whitman Cntys SD #360-316
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/21	125,000	127,510
Tacoma SD #10
ULT GO Refunding Bonds Series 2015 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/21	300,000	306,015
Thurston Cnty SD #33 Tumwater
ULT GO Bonds Series 2015 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/21	250,000	255,039
Washington
COP Series 2020D		5.00%		07/01/21	1,020,000	1,020,000
GO Bonds Series 2012D		5.00%		02/01/22	100,000	102,841
GO Refunding Bonds Series R-2012A		5.00%		07/01/21	800,000	800,000
Motor Vehicle Fuel Tax GO Bonds Series 2005C		0.23%		06/01/22	100,000	99,790
Motor Vehicle Fuel Tax GO Bonds Series 2017E		5.00%		02/01/22	200,000	205,635
Washougal SD #112-6
ULT GO Bonds Series 2015 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/21	100,000	102,019
Whatcom County SD #504
ULT GO Bonds Series 2016 (GTY: WASHINGTON (STATE OF))		4.00%		12/01/21	175,000	177,775
White River SD No. 416
ULT GO Bonds Series 2016 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/21	125,000	127,503
						86,770,068
Wisconsin 0.0%
Wisconsin
GO Bonds Series 2020B		5.00%		05/01/22	205,000	213,246
Total Fixed-Rate Municipal Securities
(Cost $3,380,030,753)						3,380,030,753

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Municipal Securities 62.8% of net assets
Alabama 1.9%
Alabama HFA
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.13%		07/07/21	10,550,000	10,550,000
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	2,390,000	2,390,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	0.13%		07/07/21	1,825,000	1,825,000
Birmingham Water Works Board
Water Refunding RB Series 2015A (ESCROW) (LIQ: ROYAL BANK OF CANADA)	d,e	0.09%		07/07/21	22,500,000	22,500,000
Black Belt Energy Gas District
Gas Prepay RB Series 2018B1 (LOC: ROYAL BANK OF CANADA)	d,e	0.09%		07/07/21	12,855,000	12,855,000
Dothan Downtown Redevelopment Auth
RB (Northside Mall) Series 2010 (LOC: US BANK NATIONAL ASSOCIATION)	c	0.09%		07/07/21	12,000,000	12,000,000
Homewood
GO Bonds Series 2016 (LOC: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	4,000,000	4,000,000
Huntsville Health Care Auth
RB Series 2020B (LOC: BANK OF AMERICA NA)	d,e	0.07%		07/07/21	4,165,000	4,165,000
Millport IDA
IDRB (Steel Dust Recycling) Series 2007 (LOC: COMERICA BANK)	c	0.09%		07/07/21	3,260,000	3,260,000
IDRB (Steel Dust Recycling) Series 2011 (LOC: COMERICA BANK)	c	0.09%		07/07/21	10,000,000	10,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	c	0.07%		07/07/21	35,000,000	35,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK ABP)	c	0.06%		07/07/21	10,000,000	10,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	c	0.07%		07/07/21	27,640,000	27,640,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013	c	0.06%		07/07/21	15,000,000	15,000,000
Troy Health Care Auth
Lease RB (Southeast AL Rural Health Assoc) Series 2003 (LOC: FEDERAL HOME LOAN BANKS)	c	0.07%		07/07/21	1,325,000	1,325,000
						172,510,000
Arizona 0.9%
Maricopa Cnty IDA
RB (Banner Health) Series 2017D (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.07%		07/07/21	1,670,000	1,670,000
RB (Banner Health) Series 2019E 2019D 2019F (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.07%		07/07/21	20,400,000	20,400,000
RB (Banner Health) Series 2019F (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	2,560,000	2,560,000
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: COBANK ACB)	c	0.09%		07/07/21	6,750,000	6,750,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Mesa
Utility System Refunding RB Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	d,e	0.06%		07/07/21	39,000,000	39,000,000
Phoenix Civic Improvement Corp
Jr Lien Water System RB Series 2020A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	6,000,000	6,000,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: BANK OF NOVA SCOTIA)	c	0.07%		07/07/21	7,215,000	7,215,000
						83,595,000
California 0.7%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	c	0.15%		07/07/21	2,615,000	2,615,000
California Infrastructure & Economic Development Bank
IDRB (Kruger & Sons) Series 2002 (LOC: BANK OF THE WEST)	c	0.12%		07/07/21	1,500,000	1,500,000
RB (Brightline West Passenger Rail) Series 2020A (ESCROW)	a,c	0.20%		02/01/22	10,000,000	10,000,000
California State Univ
RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.05%	07/01/21	07/07/21	6,000,000	6,000,000
Livermore Valley Joint USD
GO Bonds Series 2019 (LIQ: CREDIT SUISSE AG)	d,e	0.06%		07/07/21	1,600,000	1,600,000
Los Angeles
Wastewater System Refunding RB Series 2015C & D (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	d,e	0.18%	07/01/21	12/01/21	7,475,000	7,475,000
Los Angeles Dept of Water & Power
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%	07/01/21	07/07/21	2,000,000	2,000,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	c,d	0.12%		07/07/21	5,000,000	5,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	c,d	0.10%		07/07/21	3,000,000	3,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: JPMORGAN CHASE BANK NA)	c,d	0.12%		07/07/21	700,000	700,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	c,d	0.10%		07/07/21	9,000,000	9,000,000
San Francisco Bay Area Rapid Transit District
Sales Tax RB Series 2019A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	5,800,000	5,800,000
San Marcos USD
GO Bonds Series A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.07%	07/01/21	07/07/21	1,780,000	1,780,000
San Rafael Redevelopment Agency
MF Hsg RB (San Rafael Commons Apts) Ser 2001A (LOC: CITIBANK NA)	c	0.06%		07/07/21	470,000	470,000
Santa Clara Cnty
Lease RB Series 2019A (LIQ: CITIBANK NA)	d,e	0.06%		07/07/21	2,540,000	2,540,000
Univ of California
General RB Series 2014AM (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%	07/01/21	07/07/21	950,000	950,000
						60,430,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Colorado 1.8%
Boulder Valley SD
GO Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	6,570,000	6,570,000
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)	c	0.07%		07/07/21	31,100,000	31,100,000
Colorado Agricultural Development Auth
RB (Hunter Ridge Dairy) Series 2013 (LOC: COBANK ACB)	c	0.12%		07/07/21	4,580,000	4,580,000
Colorado Educational & Cultural Facilities Auth
RB (The Presentation School) Series 2006 (LOC: MUFG UNION BANK NA)	c	0.07%		07/07/21	5,980,000	5,980,000
Colorado Health Facilities Auth
Hospital RB (AdventHealth) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	9,560,000	9,560,000
RB (Children’s Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/01/21	17,585,000	17,585,000
RB (CommonSpirit Health) Series 2019A2 (LOC: BANK OF AMERICA NA)	d,e	0.08%		07/07/21	2,250,000	2,250,000
RB (CommonSpirit Health) Series 2019A2 (LOC: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	13,410,000	13,410,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: CITIBANK NA)	d,e	0.06%	07/01/21	07/07/21	10,175,000	10,175,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	16,500,000	16,500,000
Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2017E (LIQ: BANK OF AMERICA NA)	c	0.05%		07/07/21	25,000,000	25,000,000
Colorado State Univ
System Enterprise RB Series 2015D (LOC: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	10,000,000	10,000,000
Denver
Airport Sub RB Series 2018A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.25%)	d,e	0.28%	07/01/21	12/01/21	4,000,000	4,000,000
Wastewater Enterprise RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.04%		07/01/21	2,375,000	2,375,000
Weld Cnty SD #4
GO Bonds Series 2016 (LOC: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	5,000,000	5,000,000
						164,085,000
Connecticut 0.0%
Connecticut Health & Educational Facilities Auth
RB (Trinity Health) Series 2016CT (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.07%		07/07/21	3,750,000	3,750,000
Delaware 0.1%
Delaware Health Facilities Auth
Refunding RB (Christiana Care Health Services) Series 2020A (LIQ: BARCLAYS BANK PLC)	d,e	0.08%		07/07/21	12,550,000	12,550,000
District of Columbia 1.3%
District of Columbia
GO Bonds Series 2017B (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%	07/01/21	07/07/21	42,000,000	42,000,000
GO Refunding Bonds Series 2017C (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%	07/01/21	07/07/21	29,425,000	29,425,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Income Tax Secured RB Series 2012C (LIQ: BARCLAYS BANK PLC)	d,e	0.06%	07/01/21	07/07/21	12,465,000	12,465,000
Income Tax Secured RB Series 2020C (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	2,000,000	2,000,000
District of Columbia HFA
M/F Housing RB (Pentacle Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.07%		07/07/21	8,685,000	8,685,000
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.04%		07/01/21	9,700,000	9,700,000
Metropolitan Washington Airports Auth
Airport System RB Series 2009D1 (LOC: TD BANK NA)	c	0.03%		07/07/21	1,395,000	1,395,000
Airport System Refunding RB Series 2019A (LIQ: ROYAL BANK OF CANADA)	d,e	0.11%		07/07/21	8,000,000	8,000,000
						113,670,000
Florida 1.6%
Brevard Cnty HFA
M/F Housing RB (Timber Trace Apts) Series 2007 (LOC: CITIBANK NA)	c	0.07%		07/07/21	9,395,000	9,394,912
Broward Cnty
Port Facilities RB Series 2019B (LOC: ROYAL BANK OF CANADA)	d,e	0.10%		07/07/21	10,720,000	10,720,000
Port Facilities RB Series 2019B (LOC: ROYAL BANK OF CANADA)	d,e	0.12%		07/07/21	815,000	815,000
Broward Cnty HFA
M/F Housing RB (Palms of Deerfield Beach Apts) Series 2006 (LOC: CITIBANK NA)	c	0.07%		07/07/21	3,240,000	3,240,000
M/F Housing RB (Sailboat Bend Artist Lofts) Series 2006 (LOC: CITIBANK NA)	c	0.06%		07/07/21	1,200,000	1,200,000
Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.07%		07/07/21	3,600,000	3,600,000
Florida
Bridge Construction GO Bonds Series 2018A (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.08%		07/07/21	4,075,000	4,075,000
Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.07%		07/07/21	9,260,000	9,260,000
M/F Housing RB (Hudson Ridge Apts) Series 2008L (LOC: JPMORGAN CHASE BANK NA)	c	0.08%		07/07/21	1,165,000	1,165,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: CITIBANK NA)	c	0.10%		07/07/21	2,995,000	2,995,000
M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.09%		07/07/21	7,200,000	7,200,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.09%		07/07/21	5,400,000	5,400,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: CITIBANK NA)	c	0.10%		07/07/21	3,155,000	3,155,000
M/F Mortgage RB (St. Andrews Pointe Apts) Series 2003E1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.08%		07/07/21	5,930,000	5,930,000
M/F Mortgage Refunding RB (Grand Reserve at Maitland Park) Series 2004M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.09%		07/07/21	4,200,000	4,200,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Florida State Board of Education
Public Education Capital Outlay Refunding Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.04%		07/01/21	3,635,000	3,635,000
Hillsborough Cnty
Solid Waste & Recovery Refunding RB Series 2016B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	d,e	0.23%	07/01/21	09/01/21	1,400,000	1,400,000
Hillsborough Cnty HFA
M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: CITIBANK NA)	c	0.07%		07/07/21	5,800,000	5,800,000
Martin Cnty Health Facilities Auth
Hospital RB (Cleveland Clinic Health System) Series 2019A (LIQ: BARCLAYS BANK PLC)	d,e	0.06%		07/07/21	3,750,000	3,750,000
Miami-Dade Cnty
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	d,e	0.10%		07/07/21	15,370,000	15,370,000
Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.06%		07/07/21	8,550,000	8,550,000
M/F Housing RB (Lakeside Pointe Apts) Series 2005B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.07%		07/07/21	5,530,000	5,530,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.07%		07/07/21	7,385,000	7,385,000
Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	c	0.18%		07/07/21	6,950,000	6,950,000
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: CITIBANK NA)	c	0.09%		07/07/21	2,610,000	2,610,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO HARRIS BANK NA)	c	0.09%		07/07/21	760,000	760,000
Tampa Bay Water
Utility System RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%	07/01/21	07/07/21	5,000,000	5,000,000
						139,089,912
Georgia 1.0%
Atlanta
GO Bonds Series 2015 (LOC: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	7,800,000	7,800,000
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	12,500,000	12,500,000
Water & Wastewater Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	4,660,000	4,660,000
Atlanta Airport
General RB Series 2019B (LIQ: MORGAN STANLEY BANK NA)	d,e	0.15%		07/07/21	5,000,000	5,000,000
Brookhaven Development Auth
RB (Children’s Healthcare of Atlanta) Series 2019A (LIQ: BARCLAYS BANK PLC)	d,e	0.06%		07/07/21	3,750,000	3,750,000
East Point Housing Auth
M/F Housing RB (Village Highlands Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.09%		07/07/21	8,900,000	8,900,000
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2017C (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.04%		07/01/21	11,985,000	11,985,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Paulding Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.04%		07/01/21	15,010,000	15,010,000
Savannah Economic Development Auth
Exempt Facility RB (Home Depot) Series 1995B (LOC: TRUIST BANK)	c	0.09%		07/07/21	12,750,000	12,750,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: BANK OF AMERICA NA)	c	0.10%		07/07/21	2,785,000	2,785,000
						85,140,000
Hawaii 0.2%
Hawaii
GO Bonds Series 2015ET (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	4,750,000	4,750,000
Honolulu
GO Bonds Series 2015A (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	7,000,000	7,000,000
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.04%		07/01/21	6,940,000	6,940,000
						18,690,000
Idaho 0.0%
Cassia Cnty IDC
IDRB (Oak Valley Heifers) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	c	0.09%		07/07/21	1,200,000	1,200,000
Illinois 4.8%
Chicago
M/F Housing RB (Churchview Supportive Living Facility) Series 2003 (LOC: BMO HARRIS BANK NA)	c	0.07%		07/07/21	4,945,000	4,945,000
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)	c	0.11%		07/07/21	4,167,000	4,167,000
M/F Housing RB (Renaissance Place Apts) Series 2007 (LOC: BMO HARRIS BANK NA)	c	0.07%		07/07/21	1,030,000	1,030,000
M/F Housing RB (Renaissance St Luke) Series 2008 (LOC: BMO HARRIS BANK NA)	c	0.07%		07/07/21	7,760,000	7,760,000
OHare General Airport Sr Lien RB Series 2017D (LOC: BANK OF AMERICA NA)	d,e	0.11%		07/07/21	4,680,000	4,680,000
OHare General Airport Sr Lien Refunding RB Series 2018A (LOC: JPMORGAN CHASE BANK NA)	d,e	0.11%		07/07/21	12,670,000	12,670,000
Illinois Finance Auth
M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.09%		07/07/21	8,225,000	8,225,000
M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.09%		07/07/21	7,335,000	7,335,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	c	0.07%		07/07/21	2,500,000	2,500,000
RB (North Shore Country Day School) Series 2003 (LOC: BMO HARRIS BANK NA)	c	0.06%		07/07/21	9,500,000	9,500,000
RB (NorthShore Univ Health System) Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.08%		07/07/21	9,910,000	9,910,000
RB (Northwestern Memorial Hospital) Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	19,080,000	19,080,000
RB (Univ of Chicago Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	d,e	0.06%		07/07/21	59,595,000	59,595,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	d,e	0.06%		07/07/21	34,600,000	34,600,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	d,e	0.06%		07/07/21	25,600,000	25,600,000
Illinois Regional Transportation Auth
GO Bonds Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	11,470,000	11,470,000
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	16,000,000	16,000,000
Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.07%	07/01/21	07/07/21	20,300,000	20,300,000
Sr RB Series 2014B (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.12%	07/01/21	07/07/21	8,000,000	8,000,000
Sr RB Series 2014C (LIQ: CITIBANK NA)	d,e	0.06%		07/07/21	6,665,000	6,665,000
Sr RB Series 2014C (LIQ: CITIBANK NA)	d,e	0.07%		07/07/21	3,165,000	3,165,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	d,e	0.10%	07/01/21	07/07/21	4,170,000	4,170,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	20,435,000	20,435,000
Sr RB Series 2015B (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	1,665,000	1,665,000
Sr RB Series 2015B (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.08%		07/07/21	5,675,000	5,675,000
Metropolitan Water Reclamation District of Greater Chicago
LT GO Bonds Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.11%		07/07/21	7,500,000	7,500,000
ULT GO Bonds Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.12%		07/07/21	1,300,000	1,300,000
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	39,530,000	39,530,000
ULT GO Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	d,e	0.08%		07/07/21	16,500,000	16,500,000
Nuveen Municipal Credit Opportunities Fund
Variable Rate Demand Preferred Shares Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c,d	0.14%		07/07/21	20,000,000	20,000,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)	c	0.06%		07/07/21	5,000,000	5,000,000
St. Clair Cnty
IDRB (Winchester Apts) Series 1994 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.08%		07/07/21	13,050,000	13,050,000
Will Cnty
RB (ExxonMobil) Series 2001	c	0.02%		07/01/21	19,585,000	19,585,000
						431,607,000
Indiana 0.4%
Indiana Finance Auth
Economic Development RB (Cargill) Series 2011	c	0.06%		07/07/21	4,000,000	4,000,000
Health System RB (Franciscan Alliance) Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.08%		07/07/21	2,500,000	2,500,000
Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: COOPERATIEVE RABOBANK UA)	c	0.09%		07/07/21	24,200,000	24,200,000
Noblesville
RB (GreyStone Apts) Series 2006A (LOC: BANK OF AMERICA NA)	c	0.12%		07/07/21	9,385,000	9,385,000
						40,085,000
Iowa 2.4%
Iowa Board of Regents
RB (Univ of Iowa Hospitals) Series 2012 (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%	07/01/21	07/07/21	6,965,000	6,965,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Iowa Finance Auth
M/F Housing RB (Country Club Village) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.09%		07/07/21	8,380,000	8,380,000
Midwestern Disaster Area RB (Cargill) Series 2009B	c	0.06%		07/07/21	65,947,000	65,947,000
Midwestern Disaster Area RB (Cargill) Series 2012	c	0.06%		07/07/21	31,500,000	31,500,000
Midwestern Disaster Area RB (Cargill) Series 2012A	c	0.06%		07/07/21	77,200,000	77,200,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	c	0.06%		07/07/21	5,940,000	5,940,000
Sewage and Solid Waste Disposal RB (Cargill) Series 2021	c	0.08%		07/07/21	20,000,000	20,000,000
						215,932,000
Kansas 0.3%
Wichita
Industrial RB (Cargill) Series VII-A 2018	c	0.08%		07/07/21	25,800,000	25,800,000
Kentucky 0.5%
Hancock Cnty
Solid Waste Disposal Facilities RB (NSA Ltd) Series 1998 (LOC: WELLS FARGO BANK NA)	c	0.20%		07/07/21	7,815,000	7,815,000
Hopkinsville
IDRB (Riken Elastomers Corp) Series 2007A (LOC: MUFG BANK LTD)	c	0.07%		07/07/21	5,500,000	5,500,000
IDRB (Riken Elastomers Corp) Series 2013A (LOC: MUFG BANK LTD)	c	0.07%		07/07/21	5,000,000	5,000,000
Kentucky Housing Corp
M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	0.10%		07/07/21	3,100,000	3,100,000
M/F Mortgage RB (Overlook Terraces Apts) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.06%		07/07/21	9,550,000	9,550,000
Louisville & Jefferson Cnty Metro Government
Health System RB (Norton Healthcare) Series 2020A (LOC: TORONTO-DOMINION BANK/THE)	d,e	0.08%		07/07/21	16,875,000	16,875,000
						47,840,000
Louisiana 0.3%
Louisiana HFA
M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.13%		07/07/21	12,330,000	12,330,000
M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.13%		07/07/21	6,400,000	6,400,000
M/F Housing RB (Palmetto Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.07%		07/07/21	2,440,000	2,440,000
Louisiana Public Facilities Auth
RB (Ochsner Clinic Foundation) Series 2020A (LOC: TORONTO-DOMINION BANK/THE)	d,e	0.08%		07/07/21	4,370,000	4,370,000
						25,540,000
Maine 0.1%
Dover-Foxcroft
Revenue Obligation (Pleasant River Lumber) Series 2005 (LOC: WELLS FARGO BANK NA)	c	0.13%		07/07/21	480,000	480,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Maine State Housing Auth
Mortgage Purchase Bonds Series 2015E3 (LIQ: BANK OF AMERICA NA)	c	0.05%		07/07/21	10,000,000	10,000,000
						10,480,000
Maryland 0.5%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.06%		07/07/21	9,960,000	9,960,000
GO Bonds Series 2018 (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.08%		07/07/21	2,570,000	2,570,000
Maryland Health & Higher Educational Facilities Auth
RB (Univ of Maryland Medical System) Series 2017D (LOC: ROYAL BANK OF CANADA)	d,e	0.07%		07/07/21	7,390,000	7,390,000
Maryland IDA
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	0.07%		07/07/21	6,780,000	6,780,000
Montgomery Cnty
RB (Trinity Health) Series 2016MD (LIQ: BARCLAYS BANK PLC)	d,e	0.06%		07/07/21	7,500,000	7,500,000
Univ System of Maryland
Auxiliary Facility & Tuition RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.04%		07/01/21	6,600,000	6,600,000
						40,800,000
Massachusetts 1.6%
Billerica
ULT GO Series 70B (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.04%		07/01/21	4,200,000	4,200,000
Massachusetts
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.07%	07/01/21	07/07/21	4,380,000	4,380,000
GO Bonds Series 2016B (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	20,540,000	20,540,000
GO Bonds Series 2016E (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.07%		07/07/21	1,195,000	1,195,000
GO Bonds Series 2020C (LIQ: BANK OF AMERICA NA)	d,e	0.05%		07/07/21	7,160,000	7,160,000
Special Obligation Dedicated Tax Refunding RBs Series 2005 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.18%)	d,e	0.21%	07/01/21	01/03/22	4,000,000	4,000,000
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2005A&2006B (LIQ: STATE STREET BANK AND TRUST COMPANY)	d,e	0.08%		07/07/21	11,445,000	11,445,000
Massachusetts Development Finance Agency
RB (Chelsea Jewish Lifecare Inc) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c,d	0.08%		07/07/21	27,360,000	27,360,000
RB (CIL Realty) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.08%		07/07/21	3,205,000	3,205,000
RB (CIL Realty) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.08%		07/07/21	13,160,000	13,160,000
RB (College of the Holy Cross) Series 2002 (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.06%		07/07/21	5,050,000	5,050,000
RB (Harvard Univ) Series 2016A (LIQ: WELLS FARGO BANK NA)	d,e	0.06%		07/07/21	7,500,000	7,500,000
RB (Partners HealthCare) Series T2 (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	10,000,000	10,000,000
Massachusetts HFA
Housing RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	2,830,000	2,830,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts Water Resources Auth
Refunding RB Series 2007B (LIQ: STATE STREET BANK AND TRUST COMPANY)	d,e	0.04%		07/07/21	12,300,000	12,300,000
Univ of Massachusetts Building Auth
Refunding RB Sr Series 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%	07/01/21	07/07/21	8,325,000	8,325,000
						142,650,000
Michigan 3.1%
Michigan
RB Series 2020B (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	11,800,000	11,800,000
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	28,700,000	28,700,000
Hospital Refunding RB (Trinity Health) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	4,065,000	4,065,000
Hospital Refunding RB (Trinity Health) Series A 2017MI (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%	07/01/21	07/07/21	3,775,000	3,775,000
Hospital Refunding RB (Trinity Health) Series A 2017MI (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	2,125,000	2,125,000
Hospital Refunding RB (Trinity Health) Series A 2019MI (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	6,430,000	6,430,000
Michigan Housing Development Auth
Rental Housing RB Series 2002A (LOC: BANK OF AMERICA NA)	c	0.05%		07/07/21	20,695,000	20,695,000
Rental Housing RB Series 2018A (LIQ: BANK OF AMERICA NA)	d,e	0.06%		07/07/21	7,500,000	7,500,000
Rental Housing RB Series 2018A (LIQ: BARCLAYS BANK PLC)	d,e	0.07%		07/07/21	1,700,000	1,700,000
S/F Mortgage RB Series 2017A (LIQ: BARCLAYS BANK PLC)	d,e	0.06%		07/07/21	42,745,000	42,745,000
S/F Mortgage RB Series 2018B (LIQ: BARCLAYS BANK PLC)	d,e	0.06%		07/07/21	47,495,000	47,495,000
S/F Mortgage RB Series 2018D (LIQ: BARCLAYS BANK PLC)	d,e	0.06%		07/07/21	47,495,000	47,495,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: MUFG BANK LTD)	c	0.07%		07/07/21	35,975,000	35,975,000
Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: WELLS FARGO BANK NA)	c	0.09%		07/07/21	1,725,000	1,725,000
Limited Obligation RB (Tubelite) Series 2012 (LOC: WELLS FARGO BANK NA)	c	0.08%		07/07/21	10,000,000	10,000,000
LT GO Bonds (Greenville Venture Partners) Series 2018 (LOC: COBANK ACB)	c	0.09%		07/07/21	5,250,000	5,250,000
Univ of Michigan
General RB Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.08%		07/07/21	4,000,000	4,000,000
						281,475,000
Minnesota 0.9%
Bloomington
M/F Housing Refunding RB (Norlan Partners) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.14%		07/07/21	4,090,000	4,090,000
East Grand Forks
Solid Waste Disposal RB (American Crystal Sugar) Series 2019 (LOC: COBANK ACB)	c	0.09%		07/07/21	8,000,000	8,000,000
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)	c	0.06%	07/01/21	07/07/21	17,600,000	17,600,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Edina
M/F Housing Refunding RB (Vernon Terrace Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.11%		07/07/21	5,705,000	5,705,000
Grant Cnty
IDRB (Riverview) Series 2020 (LOC: AGRIBANK FCB)	c	0.09%		07/07/21	20,000,000	20,000,000
Moorehead
Refunding RBs (American Crystal Sugar Comp) Series 2020 (LOC: COBANK ACB)	c	0.06%		07/07/21	7,500,000	7,500,000
St. Louis Park
M/F Housing Refunding RB (Westwind Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.11%		07/07/21	5,565,000	5,565,000
Swift Cnty
IDRB (Riverview LLP) Series 2018 (LOC: AGRIBANK FCB)	c	0.09%		07/07/21	10,000,000	10,000,000
						78,460,000
Mississippi 0.3%
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (ESCROW) (LIQ: CREDIT SUISSE AG)	d,e	0.06%	07/01/21	07/07/21	13,200,000	13,200,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 20082 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.13%		07/07/21	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 20081 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.13%		07/07/21	5,360,000	5,360,000
Mississippi State Univ Educational Building Corp
Refunding RB (Mississippi State Univ) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	3,250,000	3,250,000
						26,810,000
Missouri 1.0%
Greene Cnty IDA
Housing RB (Strasbourg Estates) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	c	0.09%		07/07/21	2,160,000	2,160,000
Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: BANK OF AMERICA NA)	c	0.10%		07/07/21	8,915,000	8,915,000
Metropolitan St Louis Sewer District
Wastewater System RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.04%		07/01/21	10,610,000	10,610,000
Wastewater System Refunding & RB Series 2017A (LIQ: WELLS FARGO BANK NA)	d,e	0.06%		07/07/21	7,500,000	7,500,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2021A (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	2,000,000	2,000,000
Health Facilities RB (Mercy Health) Series 2020 (LOC: BANK OF AMERICA NA)	d,e	0.07%		07/07/21	7,500,000	7,500,000
Health Facilities RB (SSM Health) Series 2019A (LOC: ROYAL BANK OF CANADA)	d,e	0.08%		07/07/21	17,500,000	17,500,000
North Kansas City SD
GO Bonds Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.04%		07/01/21	7,835,000	7,835,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
St. Louis Cnty IDA
IDRB (Kessler Container) Series 1997A (LOC: BANK OF AMERICA NA)	c	0.13%		07/07/21	600,000	600,000
M/F Housing RB (Black Forest Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.08%		07/07/21	3,400,000	3,400,000
M/F Housing RB (Southwest Crossing) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.09%		07/07/21	6,760,000	6,760,000
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.08%		07/07/21	6,335,000	6,335,000
St. Louis IDA
M/F Housing RB (Hamilton Place Apts) Series 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a,c	0.05%		07/07/21	4,230,000	4,230,000
Taney Cnty IDA
RB (Keeter Heights) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	c	0.33%		07/07/21	1,555,000	1,555,000
Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)	c	0.09%		07/07/21	3,740,000	3,740,000
						90,640,000
Nebraska 0.8%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US BANK NATIONAL ASSOCIATION)	c	0.07%		07/07/21	10,000,000	10,000,000
Washington Cnty
IDRB (Cargill) Series 2010	c	0.06%		07/07/21	25,480,000	25,480,000
RB (Cargill) Series 2019	c	0.08%		07/07/21	32,000,000	32,000,000
						67,480,000
Nevada 0.3%
Clark Cnty
LT GO Refunding Bonds Series 2016B (LIQ: CITIBANK NA)	d,e	0.06%		07/07/21	7,805,000	7,805,000
LT GO Refunding Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.04%		07/01/21	8,620,000	8,620,000
Las Vegas Valley Water District
LT GO Water Refunding Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	13,750,000	13,750,000
						30,175,000
New Hampshire 1.1%
New Hampshire Business Finance Auth
Solid Waste Disposal RB (Lonza Biologics) Series 2003 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	0.09%		07/07/21	30,000,000	30,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2005 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	0.09%		07/07/21	19,500,000	19,500,000
Solid Waste Disposal RB (Lonza Biologics) Series 2017 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c,d	0.09%		07/07/21	45,000,000	45,000,000
						94,500,000
New Jersey 0.0%
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2009A (LOC: TORONTO-DOMINION BANK/THE)	d,e	0.07%		07/07/21	2,200,000	2,200,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York 7.7%
Battery Park City Auth
Jr RB Series 2019E (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	7,190,000	7,190,000
Blackrock MuniYield New York Quality Fund Inc
Variable Rate Demand Preferred Shares Series W7 (LOC: TORONTO-DOMINION BANK/THE)	c,d	0.11%		07/07/21	40,000,000	40,000,000
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.11%	07/01/21	07/07/21	7,500,000	7,500,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.08%		07/07/21	10,195,000	10,195,000
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: CITIBANK NA)	c	0.12%		07/07/21	3,410,000	3,410,000
New York City
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.02%		07/01/21	6,475,000	6,475,000
GO Bonds Fiscal 2006 Series I5 (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	22,500,000	22,500,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%	07/01/21	07/07/21	14,165,000	14,165,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%	07/01/21	07/07/21	2,500,000	2,500,000
GO Bonds Fiscal 2015 Series F1 (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	5,000,000	5,000,000
GO Bonds Fiscal 2016 Series A (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	5,000,000	5,000,000
GO Bonds Fiscal 2017 Series A6 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	0.03%		07/01/21	9,595,000	9,595,000
GO Bonds Fiscal 2018 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	3,935,000	3,935,000
GO Bonds Fiscal 2021 Series A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	8,750,000	8,750,000
GO Bonds Fiscal 2021 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	4,815,000	4,815,000
GO Bonds Fiscal 2021 Series C (LIQ: BARCLAYS BANK PLC)	d,e	0.06%		07/07/21	1,715,000	1,715,000
GO Bonds Fiscal 2021 Series F1 (LIQ: BANK OF AMERICA NA)	d,e	0.06%		07/07/21	3,040,000	3,040,000
Refunding RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.05%)		0.08%	07/01/21	02/14/22	7,000,000	7,000,000
New York City Housing Development Corp
M/F Housing RB Series 2017G1 (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	8,250,000	8,250,000
M/F Housing RB Series 2018C1A (LIQ: BARCLAYS BANK PLC)	d,e	0.06%		07/07/21	3,335,000	3,335,000
M/F Housing RB Series 2018K (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	3,800,000	3,800,000
M/F Housing RB Series 2019 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	2,500,000	2,500,000
M/F Housing RB Series 2019A1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	8,330,000	8,330,000
M/F Mortgage RB (33 W Tremont Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.05%		07/07/21	2,690,000	2,690,000
M/F Mortgage RB (Nagle Courtyard Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.05%		07/07/21	4,100,000	4,100,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2012 Series FF (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.07%	07/01/21	07/07/21	11,500,000	11,500,000
Water & Sewer System 2nd General Resolution RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	53,600,000	53,600,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%	07/01/21	07/07/21	1,225,000	1,225,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (ESCROW) (LIQ: BARCLAYS BANK PLC)	d,e	0.06%		07/07/21	40,100,000	40,100,000
Water & Sewer System 2nd Resolution RB Fiscal 2016 Series BB1 (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	10,130,000	10,130,000
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series GG-1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	3,470,000	3,470,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2013 Series S1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%	07/01/21	07/07/21	6,250,000	6,250,000
Building Aid RB Fiscal 2015 Series S1 (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.11%		07/07/21	4,000,000	4,000,000
Future Tax Sec Sub Bonds Fiscal Series 2018C3 & 2020B1 & 2021C1 (LIQ: BANK OF AMERICA NA)	d,e	0.06%		07/07/21	51,120,000	51,120,000
Future Tax Secured Bonds Fiscal 1998 Series C (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%	07/01/21	07/07/21	1,200,000	1,200,000
Future Tax Secured Bonds Fiscal 2012 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	11,050,000	11,050,000
Future Tax Secured Sub Bonds Fiscal 2012 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	7,700,000	7,700,000
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%	07/01/21	07/07/21	4,880,000	4,880,000
Future Tax Secured Sub Bonds Fiscal 2016 Series A-5 (LOC: ROYAL BANK OF CANADA)	d,e	0.03%		07/01/21	700,000	700,000
Future Tax Secured Sub Bonds Fiscal 2017 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	4,000,000	4,000,000
Future Tax Secured Sub Bonds Fiscal 2020 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	3,330,000	3,330,000
Future Tax Secured Sub Bonds Fiscal 2020 Series B1 (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	8,335,000	8,335,000
Future Tax Secured Sub Bonds Fiscal 2020 Series C2 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	3,945,000	3,945,000
Future Tax Secured Sub Bonds Fiscal 2021 Series C1 (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	20,000,000	20,000,000
Future Tax Secured Sub RB Fiscal 2013 Series B (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%	07/01/21	07/07/21	9,375,000	9,375,000
Future Tax Secured Sub RB Fiscal 2021 Series D1 (LIQ: BARCLAYS BANK PLC)	d,e	0.06%		07/07/21	6,740,000	6,740,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B1 (SIFMA Municipal Swap Index + 0.15%)		0.13%	07/01/21	11/05/21	4,075,000	4,075,000
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	5,910,000	5,910,000
New York State Dormitory Auth
NYC Court Facilities Lease RB Series 2005B (LOC: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	14,000,000	14,000,000
RB (Columbia Univ) Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	11,600,000	11,600,000
State Personal Income Tax RB Series 2013A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	6,000,000	6,000,000
State Personal Income Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.07%		07/07/21	5,665,000	5,665,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
State Personal Income Tax RB Series 2018A (LIQ: BANK OF AMERICA NA)	d,e	0.06%		07/07/21	1,500,000	1,500,000
State Personal Income Tax RB Series 2020A & 2021A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	26,170,000	26,170,000
State Personal Income Tax RB Series 2020A (LIQ: BANK OF AMERICA NA)	d,e	0.06%		07/07/21	5,000,000	5,000,000
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	d,e	0.06%		07/07/21	6,030,000	6,030,000
State Personal Income Tax RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	3,330,000	3,330,000
State Sales Tax RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%	07/01/21	07/07/21	3,300,000	3,300,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	d,e	0.06%		07/07/21	2,580,000	2,580,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2017E (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	4,250,000	4,250,000
New York State HFA
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	0.06%		07/07/21	6,690,000	6,690,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 142 (LIQ: ROYAL BANK OF CANADA)	c	0.03%		07/01/21	12,845,000	12,845,000
Homeowner Mortgage RB Series 144 (LIQ: BANK OF AMERICA NA)	c	0.05%		07/01/21	770,000	770,000
New York State Power Auth
RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	800,000	800,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	4,700,000	4,700,000
State Personal Income Tax RB Series 2020E (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	4,605,000	4,605,000
State Sales Tax RB Series 2019A (LIQ: BANK OF AMERICA NA)	d,e	0.06%		07/07/21	3,500,000	3,500,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c,d	0.08%		07/07/21	10,300,000	10,300,000
Port Auth of New York & New Jersey
Consolidated Bonds 169th Series (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.12%	07/01/21	07/07/21	4,200,000	4,200,000
Consolidated Bonds 172nd Series (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.08%		07/07/21	3,080,000	3,080,000
Consolidated Bonds 178th Series (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.08%	07/01/21	07/07/21	1,660,000	1,660,000
Consolidated Bonds 206th Series (LIQ: CITIBANK NA)	d,e	0.08%		07/07/21	2,500,000	2,500,000
Consolidated Bonds 206th Series (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.07%		07/07/21	4,790,000	4,790,000
Consolidated Bonds 207th Series (LIQ: BARCLAYS BANK PLC)	d,e	0.11%		07/07/21	19,475,000	19,475,000
Consolidated Bonds 214th Series (LIQ: ROYAL BANK OF CANADA)	d,e	0.13%		07/07/21	2,605,000	2,605,000
Consolidated Bonds 218th & 220th Series (LIQ: BANK OF AMERICA NA)	d,e	0.12%		07/07/21	11,550,000	11,550,000
Consolidated Bonds 218th Series (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.08%		07/07/21	10,845,000	10,845,000
Consolidated Bonds 218th Series (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	2,860,000	2,860,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Consolidated Bonds 221st & 223rd Series (LIQ: BANK OF AMERICA NA)	d,e	0.12%		07/07/21	10,440,000	10,440,000
Consolidated Bonds 221st Series (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.08%		07/07/21	9,690,000	9,690,000
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.08%		07/07/21	5,265,000	5,265,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	4,330,000	4,330,000
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.08%		07/07/21	1,250,000	1,250,000
						696,600,000
North Carolina 0.4%
North Carolina
Limited Obligation Refunding Bonds Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%	07/01/21	07/07/21	2,800,000	2,800,000
Limited Obligation Refunding Bonds Series 2017B (LIQ: BANK OF AMERICA NA)	d,e	0.07%		07/07/21	4,800,000	4,800,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (ESCROW) (LIQ: BANK OF AMERICA NA)	d,e	0.06%		07/07/21	8,000,000	8,000,000
RB (Duke Univ) Series 2015B (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	4,499,000	4,499,000
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Rex Healthcare) Series 2020A (LOC: BANK OF AMERICA NA)	d,e	0.08%		07/07/21	7,305,000	7,305,000
North Carolina Ports Auth
Exempt Facilities RB (Wilmington Bulk) Series 2001A (LOC: TRUIST BANK)	c	0.15%		07/07/21	590,000	590,000
Univ of North Carolina Hospitals
RB Series 2019 (LIQ: BANK OF AMERICA NA)	d,e	0.08%		07/07/21	645,000	645,000
Yancey Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Altec Industries) Series 2007 (LOC: TRUIST BANK)	c	0.15%		07/07/21	7,000,000	7,000,000
						35,639,000
North Dakota 0.1%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: COBANK ACB)	c	0.09%		07/07/21	7,000,000	7,000,000
RB (Minn-Dak Farmers Coop) Series 2010C (LOC: COBANK ACB)	c	0.09%		07/07/21	5,440,000	5,440,000
						12,440,000
Ohio 1.8%
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	29,620,000	29,620,000
Berea SD
ULT GO Bonds Series 2017 (LOC: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	4,000,000	4,000,000
Columbus Regional Airport Auth
Airport Development RB (FlightSafety) Series 2015B	c	0.07%		07/07/21	15,040,000	15,040,000
Forrest Hills SD
ULT GO Bonds Series 2015 (LOC: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	5,300,000	5,300,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.08%		07/07/21	2,665,000	2,665,000
RB (St George Commons Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.09%		07/07/21	3,100,000	3,100,000
Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: FEDERAL HOME LOAN BANKS)	c	0.09%		07/07/21	7,565,000	7,565,000
Montgomery Cnty
Hospital Facililties Refunding RB (Kettering Health) Series 2011B (LOC: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	10,575,000	10,575,000
Hospital Facilities Refunding RB (Kettering Health) Series 2011A (LOC: ROYAL BANK OF CANADA)	d,e	0.06%	07/01/21	07/07/21	1,595,000	1,595,000
Northeast Ohio Regional Sewer District
Wastewater Refunding RB Series 2017 (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.08%		07/07/21	3,165,000	3,165,000
Ohio Higher Educational Facility Commission
RB (Case Western Reserve Univ) Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	d,e	0.08%	07/01/21	07/07/21	19,680,000	19,680,000
Ohio State Air Quality Development Auth
Exempt Facilities RB (Cargill) Series 2021	c	0.08%		07/07/21	50,000,000	50,000,000
Ohio Univ
General RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	d,e	0.23%	07/01/21	12/01/21	5,000,000	5,000,000
						157,305,000
Oregon 0.3%
Oregon Facilities Auth
RB (Quatama Housing LP) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.06%		07/07/21	7,280,000	7,280,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	c	0.09%		07/07/21	2,150,000	2,150,000
Portland
M/F Refunding RB (Village of Lovejoy Fountain) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.08%		07/07/21	13,050,000	13,050,000
Portland CCD
GO Bonds Series 2013 (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.08%		07/07/21	6,835,000	6,835,000
						29,315,000
Pennsylvania 2.3%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2017D2 (LOC: ROYAL BANK OF CANADA)	d,e	0.03%		07/01/21	79,035,000	79,035,000
Chester Cnty Health & Ed
RB (Tel Hai Retirement Community) Series 2020 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.08%		07/07/21	13,000,000	13,000,000
Cumberland Cnty Municipal Auth
RB (SpiriTrust Lutheran) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.08%		07/07/21	50,300,000	50,300,000
Delaware Valley Regional Finance Auth
RB Series 2020D (LOC: TD BANK NA)	c	0.03%		07/07/21	1,700,000	1,700,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.07%		07/07/21	3,020,000	3,020,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.07%		07/07/21	2,775,000	2,775,000
Montgomery Cnty IDA
Environmental Facilities RB (Lonza Inc) Series 2000 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	0.09%	07/01/21	07/07/21	7,000,000	7,000,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Forge Gate Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.07%		07/07/21	4,665,000	4,665,000
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.09%		07/07/21	8,210,000	8,210,000
Northampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMORGAN CHASE BANK NA)	c	0.18%		07/07/21	2,335,000	2,335,000
Pennsylvania Economic Development Financing Auth
Economic Development RB Series 2005B2 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	0.06%		07/07/21	1,500,000	1,500,000
Exempt Facilities Refunding RB (PPL Energy Supply) Series 2009C (LOC: MUFG BANK LTD)	c	0.08%		07/07/21	14,000,000	14,000,000
RB (Salem Rd) Series 2007D1 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	0.06%		07/07/21	1,125,000	1,125,000
Pennsylvania HFA
S/F Mortgage RB Series 2013-115A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.13%		07/07/21	10,000	10,000
S/F Mortgage RB Series 2017-125A (LIQ: BARCLAYS BANK PLC)	d,e	0.07%		07/07/21	9,805,000	9,805,000
S/F Mortgage RB Series 2019-129 (LIQ: BARCLAYS BANK PLC)	d,e	0.07%		07/07/21	3,330,000	3,330,000
S/F Mortgage RB Series 2020-132A (LIQ: WELLS FARGO BANK NA)	d,e	0.06%		07/07/21	1,620,000	1,620,000
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	0.07%		07/07/21	3,900,000	3,900,000
Pennsylvania State Univ
RB Series 2018 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	3,000,000	3,000,000
						210,330,000
Rhode Island 0.1%
Rhode Island Health & Educational Building Corp
Educational Facilities RB (Brown Univ) 2017A (LIQ: WELLS FARGO BANK NA)	d,e	0.06%		07/07/21	9,450,000	9,450,000
South Carolina 0.4%
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.08%		07/07/21	3,100,000	3,100,000
Patriots Energy Group Financing Agency
Gas Supply RB Series 2018 (LOC: ROYAL BANK OF CANADA)	d,e	0.08%		07/07/21	7,045,000	7,045,000
South Carolina Jobs Economic Development Auth
RB (Holcim) Series 2003 (LOC: COMERICA BANK)	c	0.09%		07/07/21	25,000,000	25,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	d,e	0.23%	07/01/21	10/01/21	3,000,000	3,000,000
						38,145,000
South Dakota 0.3%
South Dakota Economic Development Finance Auth
Solid Waste Disposal RB (Riverview) Series 2021 (LOC: AGRIBANK FCB)	c	0.09%		07/07/21	22,500,000	22,500,000
Tennessee 0.2%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: TRUIST BANK)	c	0.11%		07/07/21	5,235,000	5,235,000
Greeneville Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2018A (LOC: ROYAL BANK OF CANADA)	d,e	0.07%		07/07/21	1,700,000	1,700,000
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.09%		07/07/21	1,700,000	1,700,000
Memphis
GO Refunding Bond Series 2015C (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%	07/01/21	07/07/21	2,250,000	2,250,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.09%		07/07/21	5,925,000	5,925,000
						16,810,000
Texas 9.9%
Alamo CCD
LT GO Refunding Bonds Series 2012 (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%	07/01/21	07/07/21	7,500,000	7,500,000
Arlington Higher Education Finance Corp
Education RB (Riverwalk Education Foundation) Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.08%		07/07/21	2,225,000	2,225,000
Bexar Cnty Housing Finance Corp
M/F Housing RB Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))	c	0.10%		07/07/21	10,375,000	10,375,000
Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c,d	0.07%		07/07/21	12,500,000	12,500,000
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2008 (LOC: BANK OF AMERICA NA)	c	0.06%		07/07/21	50,000,000	50,000,000
Port RB (Formosa Plastics) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)	c	0.06%		07/07/21	47,300,000	47,300,000
Cypress-Fairbanks ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.04%		07/01/21	28,500,000	28,500,000
Dallam Cnty IDC
Economic Development RB (Consolidated Dairy Mgmt) Series 2009 (LOC: FARM CREDIT BANK OF TEXAS)	c	0.06%		07/07/21	2,800,000	2,800,000
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: BANK OF AMERICA NA)	c	0.06%		07/07/21	20,000,000	20,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: WELLS FARGO BANK NA)	c	0.06%		07/07/21	24,500,000	24,500,000
IDRB (Dalhart Jersey Ranch) Series 2006 (LOC: COBANK ACB)	c	0.09%		07/07/21	1,065,000	1,065,000
IDRB (Morning Star Dairy) Series 2015 (LOC: FARM CREDIT BANK OF TEXAS)	c	0.09%		07/07/21	5,350,000	5,350,000
IDRB (Morning Star Dairy) Series 2018 (LOC: FARM CREDIT BANK OF TEXAS)	c	0.09%		07/07/21	10,000,000	10,000,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: CREDIT SUISSE AG)	d,e	0.06%		07/07/21	2,500,000	2,500,000
Sr Lien Sales Tax Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	6,520,000	6,520,000
Fort Bend Cnty
LT Refunding Bonds 2015B (LOC: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	7,790,000	7,790,000
Grand Parkway Transportation Corp
1st Tier Toll Refunding RB Series 2020C (LOC: TORONTO-DOMINION BANK/THE)	d,e	0.08%		07/07/21	8,080,000	8,080,000
Sub Tier Toll RB Series 2018A (LIQ: BANK OF AMERICA NA)	d,e	0.07%		07/07/21	19,765,000	19,765,000
Gulf Coast Waste Disposal Auth
RB (ExxonMobil) Series 2000	c	0.02%		07/01/21	7,200,000	7,200,000
Hale Cnty IDC
Economic Development RB (Silverado TX) Series 2008 (LOC: COOPERATIEVE RABOBANK UA)	c	0.09%		07/07/21	5,400,000	5,400,000
IDRB (Struikmans Ramona) Series 2003 (LOC: COOPERATIEVE RABOBANK UA)	c	0.09%		07/07/21	3,000,000	3,000,000
Harris Cnty
GO Refunding Bonds Series 2015A (LOC: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	8,785,000	8,785,000
Toll Road Sr Lien Refunding RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	3,905,000	3,905,000
Harris Cnty Cultural Education Facilities Finance Corp
Mortgage Refunding RB (Baylor College of Medicine) Series 2019B (LOC: BANK OF AMERICA NA)	d,e	0.08%		07/07/21	13,550,000	13,550,000
RB (Houston Methodist) Series 2020B	c	0.03%		07/01/21	30,000	30,000
Houston
GO Refunding Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	12,400,000	12,400,000
Lamar Consolidated ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	5,000,000	5,000,000
Leander ISD
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	7,000,000	7,000,000
Lower Neches Valley Auth
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B	c	0.02%		07/01/21	33,840,000	33,840,000
Midlothian ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	d,e	0.06%		07/07/21	7,500,000	7,500,000
Montgomery ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	4,500,000	4,500,000
North Texas Tollway Auth
System RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	d,e	0.06%		07/07/21	6,695,000	6,695,000
System Revenue Note Series 2020A (LOC: ROYAL BANK OF CANADA)	d,e	0.06%	07/01/21	07/07/21	19,000,000	19,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Northwest ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	3,935,000	3,935,000
Parker Cnty
ULT GO Road Bonds Series 2017 (LOC: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	7,990,000	7,990,000
Pflugerville ISD
ULT GO Bonds Series 2014 (ESCROW) (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	2,500,000	2,500,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total USA) Series 2010A	c	0.05%		07/07/21	65,765,000	65,765,000
Exempt Facilities RB (Total USA) Series 2011	c	0.06%		07/07/21	48,685,000	48,685,000
Exempt Facilities RB (Total USA) Series 2012	c	0.06%		07/07/21	16,600,000	16,600,000
Exempt Facilities RB (Total USA) Series 2012A	c	0.06%		07/07/21	74,200,000	74,200,000
Exempt Facilities RB (Total USA) Series 2012B	c	0.06%		07/07/21	30,000,000	30,000,000
RB (ATOFINA Petrochemicals) Series 2003B	c	0.07%		07/07/21	10,000,000	10,000,000
RB (TOTAL Petrochemicals USA) Series 2008	c	0.07%		07/07/21	50,000,000	50,000,000
San Antonio
Water System Jr Lien Refunding & RB Series 2016C (LIQ: BARCLAYS BANK PLC)	d,e	0.07%		07/07/21	1,755,000	1,755,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: BANK OF AMERICA NA)	d,e	0.06%	07/01/21	07/07/21	18,535,000	18,535,000
Southeast Housing Finance Corp
M/F Housing RB (Mansions at Moses Lake Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.09%		07/07/21	10,300,000	10,300,000
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Baylor Scott & White Health) Series 2019B (LOC: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	1,300,000	1,300,000
RB (Texas Health Resources) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	6,250,000	6,250,000
Texas
GO Bonds Series 2002 (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.08%		07/07/21	4,700,000	4,700,000
GO Refunding Bonds Series 2014A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	13,390,000	13,390,000
RB series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.08%		07/07/21	5,305,000	5,305,000
Veterans Bonds Series 2012B (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.05%		07/07/21	740,000	740,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Costa Mariposa Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.09%		07/07/21	5,680,000	5,680,000
S/F Mortgage RB Series 2020A (LIQ: ROYAL BANK OF CANADA)	d,e	0.07%		07/07/21	4,675,000	4,675,000
Texas Transportation Commission
GO Bonds Series 2016A (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	5,960,000	5,960,000
GO Refunding Bonds Series 2014 (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.08%	07/01/21	07/07/21	4,000,000	4,000,000
State Highway Fund 1st Tier RB Series 2016B (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	8,000,000	8,000,000
State Highway Fund 1st Tier Refunding RB Series 2014A (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.08%	07/01/21	07/07/21	16,000,000	16,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Texas Veterans Housing Assistance Program
GO Bonds Fund II Series 2002A2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.08%		07/07/21	1,775,000	1,775,000
GO Bonds Fund II Series 2003B (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.08%		07/07/21	17,575,000	17,575,000
GO Bonds Fund II Series 2004B (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.08%		07/07/21	16,560,000	16,560,000
GO Bonds Fund II Series 2006A (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	0.08%		07/07/21	13,335,000	13,335,000
Texas Water Development Board
State Water Implementation Fund RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	8,940,000	8,940,000
Univ of Texas
Revenue Financing System Bonds Series 2012B (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%	07/01/21	07/07/21	7,300,000	7,300,000
Whitehouse ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	4,750,000	4,750,000
						891,075,000
Utah 0.4%
Intermountain Power Agency
Sub Power RB Series 2019 A1 (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%	07/01/21	07/07/21	12,750,000	12,750,000
Logan City
IDRB (Scientific Technology) Series 2001 (LOC: BANK OF THE WEST)	c	0.12%		07/07/21	950,000	950,000
Utah Housing Corp
M/F Housing RB (Florentine Villas Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.07%		07/07/21	18,880,000	18,880,000
						32,580,000
Virginia 0.8%
Fairfax Cnty Economic Development Auth
Metrorail Parking System RB Series 2017 (LIQ: BANK OF AMERICA NA)	d,e	0.06%		07/07/21	7,500,000	7,500,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	d,e	0.06%	07/01/21	07/07/21	6,980,000	6,980,000
Hampton Roads Transportation Accountability Commission
Sr Lien RB Series 2018A (LIQ: WELLS FARGO BANK NA)	d,e	0.09%		07/07/21	5,535,000	5,535,000
Transportation Fund Sr Lien RB Series 2020A (LIQ: BANK OF AMERICA NA)	d,e	0.06%		07/07/21	2,825,000	2,825,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2011A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c	0.06%		07/07/21	1,000,000	1,000,000
Airport System Refunding RB Series 2012A (LIQ: BARCLAYS BANK PLC)	d,e	0.09%	07/01/21	07/07/21	7,500,000	7,500,000
Airport System Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.13%		07/07/21	7,100,000	7,100,000
Airport System Refunding RB Series 2017A (LIQ: CITIBANK NA)	d,e	0.07%		07/07/21	5,000,000	5,000,000
Norfolk Economic Development Auth
Hospital Facilities Refunding RB (Sentara Healthcare) Series 2018B (LIQ: BARCLAYS BANK PLC)	d,e	0.06%		07/07/21	19,295,000	19,295,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Univ of Virginia
General RB Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	5,625,000	5,625,000
General Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	6,750,000	6,750,000
						75,110,000
Washington 2.6%
Franklin Pierce SD #402
ULT GO Bonds Series 2016 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	6,430,000	6,430,000
Highline SD #401
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF)) (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.04%		07/01/21	5,670,000	5,670,000
ULT GO Refunding Bonds Series 2015 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	2,250,000	2,250,000
King Cnty Housing Auth
RB (Salmon Creek Apts) Series 2007 (LOC: BANK OF AMERICA NA)	c	0.09%		07/07/21	3,620,000	3,620,000
King Cnty SD #410 Snoqualmie Valley
ULT GO Refunding Bonds Series 2018 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%		07/07/21	9,500,000	9,500,000
Port Bellingham IDA
IDRB (Hempler Foods) Series 2006 (LOC: BANK OF MONTREAL)	c	0.07%		07/07/21	6,125,000	6,125,000
Port of Seattle
1st Lien Refunding RB Series 2016B (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.12%		07/07/21	3,600,000	3,600,000
RB (Crowley Marine Services) Series 2001 (LOC: DNB BANK ASA)	c	0.08%		07/07/21	8,700,000	8,700,000
Seattle
Drainage and Wastewater System Refunding RB 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.04%		07/01/21	8,435,000	8,435,000
Light & Power RB Series 2015A (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.04%		07/01/21	5,910,000	5,910,000
Light & Power RB Series 2018A (LIQ: WELLS FARGO BANK NA)	d,e	0.06%		07/07/21	9,840,000	9,840,000
LT GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.04%		07/01/21	8,295,000	8,295,000
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.04%		07/01/21	7,650,000	7,650,000
Snohomish Cnty Housing Auth
RB (Olympic View & Sound View Apts) Series 2007 (LOC: BANK OF AMERICA NA)	c	0.08%		07/07/21	4,445,000	4,445,000
Washington
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	10,370,000	10,370,000
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%	07/01/21	07/07/21	4,965,000	4,965,000
GO Bonds Series 2014D (LIQ: CITIBANK NA)	d,e	0.06%	07/01/21	07/07/21	4,700,000	4,700,000
GO Bonds Series 2017D (LIQ: WELLS FARGO BANK NA)	d,e	0.06%		07/07/21	11,250,000	11,250,000
GO Bonds Series R-2012D (LIQ: CITIBANK NA)	d,e	0.06%		07/07/21	8,000,000	8,000,000
GO Refunding Bonds Series R-2013C (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%	07/01/21	07/07/21	7,500,000	7,500,000
Washington Health Care Facilities Auth
RB (CommonSpirit Health) Series 2019A (LOC: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	2,325,000	2,325,000
RB (MultiCare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%	07/01/21	07/07/21	15,730,000	15,730,000

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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (MultiCare Health System) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	3,540,000	3,540,000
RB (MultiCare Health) RB Series 2015A (LIQ: BARCLAYS BANK PLC)	d,e	0.06%		07/07/21	7,875,000	7,875,000
RB (Providence Health & Services) Series 2014C&2014D (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	14,395,000	14,395,000
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	6,665,000	6,665,000
RB (Seattle Children’s Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	6,545,000	6,545,000
Refunding RB (Seattle Children’s Hospital) Series 2015A&B (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	8,625,000	8,625,000
Refunding RB (Seattle Children’s Hospital) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	18,860,000	18,860,000
Washington State Housing Finance Commission
M/F Housing RB (Clark Island) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.08%		07/07/21	5,560,000	5,560,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.08%		07/07/21	3,060,000	3,060,000
						230,435,000
Wisconsin 1.4%
Green Bay Redevelopment Auth
Exempt Facility RB (Green Bay Packaging Inc) Series 2019 (LOC: WELLS FARGO BANK NA)	c	0.08%		07/07/21	70,470,000	70,470,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%	07/01/21	07/07/21	6,000,000	6,000,000
RB (Ascension Health) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	7,725,000	7,725,000
RB (Children’s Hospital of Wisconsin) Series 2017 (LIQ: BANK OF AMERICA NA)	d,e	0.07%		07/07/21	4,000,000	4,000,000
RB (Froedtert & Community Health) Series 2009C (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	5,900,000	5,900,000
RB (Froedtert Health) Series 2012A (LIQ: ROYAL BANK OF CANADA)	d,e	0.06%	07/01/21	07/07/21	5,275,000	5,275,000
RB (ThedaCare Inc) Series 2019 (LOC: BANK OF AMERICA NA)	d,e	0.08%		07/07/21	1,880,000	1,880,000
Refunding RB (Froedtert Health) Series 2021B (LIQ: US BANK NATIONAL ASSOCIATION)	c	0.04%		07/07/21	5,000,000	5,000,000
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2021B (LIQ: FEDERAL HOME LOAN BANKS)	c	0.03%		07/07/21	5,000,000	5,000,000
Housing RB Series 2018A (LIQ: BARCLAYS BANK PLC)	d,e	0.07%		07/07/21	2,000,000	2,000,000
Housing RB Series 2018A (LIQ: WELLS FARGO BANK NA)	d,e	0.06%		07/07/21	4,500,000	4,500,000
M/F Housing Bonds Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)	c	0.05%		07/07/21	2,220,000	2,220,000
M/F Housing Bonds Series 2007C (LIQ: FEDERAL HOME LOAN BANKS)	c	0.05%		07/07/21	5,590,000	5,590,000
						125,560,000

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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Wyoming 0.6%
Lincoln Cnty
Pollution Control Refunding RB (ExxonMobil) Series 2014	c	0.02%		07/01/21	12,245,000	12,245,000
Sublette Cnty
Pollution Control Refunding RB (Exxon Mobil) Series 2014	c	0.02%		07/01/21	6,030,000	6,030,000
Sweetwater Cnty
RB (Simplot Phosphates) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	c	0.12%		07/07/21	32,700,000	32,700,000
Wyoming Community Development Auth
Housing RB 2007 Series 11 (LIQ: FEDERAL HOME LOAN BANKS)	c	0.07%		07/07/21	785,000	785,000
						51,760,000
Other Investments 5.6%
Blackrock Muni Yield Quality Fund III
Variable Rate Demand Preferred Shares Series W7 (LOC: TORONTO-DOMINION BANK/THE)	c,d	0.12%		07/07/21	96,000,000	96,000,000
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: SOCIETE GENERALE SA)	c,d	0.08%		07/07/21	22,000,000	22,000,000
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c,d	0.08%		07/07/21	25,000,000	25,000,000
Variable Rate Demand Preferred Shares Series C (LOC: SOCIETE GENERALE SA)	c,d	0.09%		07/07/21	25,000,000	25,000,000
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: BARCLAYS BANK PLC)	c,d	0.12%		07/07/21	137,400,000	137,400,000
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	c,d	0.12%		07/07/21	48,200,000	48,200,000
Variable Rate Demand Preferred Shares Series 3 (LOC: BARCLAYS BANK PLC)	c,d	0.12%		07/07/21	41,500,000	41,500,000
Western Asset Intermediate Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	c,d	0.12%		07/07/21	29,200,000	29,200,000
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	c,d	0.12%		07/07/21	71,000,000	71,000,000

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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Western Asset Municipal Partners Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	c,d	0.12%		07/07/21	12,600,000	12,600,000
						507,900,000
Total Variable-Rate Municipal Securities
(Cost $5,650,137,912)						5,650,137,912
a	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
b	All or a portion of this security is designated as collateral for delayed-delivery securities.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,394,319,000 or 37.7% of net assets.
e	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RB —	Revenue bond
SD —	School district
S/F —	Single-family
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

At June 30, 2021, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

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Schwab Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2021; unaudited
Assets
Investments in securities, at cost and value — unaffiliated (Note 2a)		$9,030,168,665
Cash		1,235,521
Receivables:
Fund shares sold		23,984,010
Interest		10,556,766
Prepaid expenses	+	137,197
Total assets		9,066,082,159
Liabilities
Payables:
Investments bought		3,865,328
Investments bought — Delayed delivery		45,358,380
Investment adviser and administrator fees		665,688
Shareholder service fees		8
Independent trustees’ fees		2,957
Fund shares redeemed		16,627,736
Distributions to shareholders		37,266
Accrued expenses	+	515,366
Total liabilities		67,072,729
Net Assets
Total assets		9,066,082,159
Total liabilities	–	67,072,729
Net assets		$8,999,009,430
Net Assets by Source
Capital received from investors		8,998,339,498
Total distributable earnings		669,932

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$1,689,459,141		1,688,632,060		$1.00
Ultra Shares	$7,309,550,289		7,305,829,464		$1.00

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Schwab Municipal Money Fund
Statement of Operations

For the period January 1, 2021 through June 30, 2021; unaudited
Investment Income
Interest received from securities — unaffiliated		$7,200,685
Expenses
Investment adviser and administrator fees		9,718,504
Shareholder service fees:
Investor Shares		1,346,885
Registration fees		183,120
Portfolio accounting fees		157,999
Custodian fees		93,203
Transfer agent fees		58,862
Shareholder reports		46,852
Professional fees		39,657
Independent trustees’ fees		28,160
Other expenses	+	60,024
Total expenses		11,733,266
Expense reduction by CSIM and its affiliates	–	5,043,864
Net expenses	–	6,689,402
Net investment income		511,283
Realized Gains (Losses)
Net realized gains on sales of securities — unaffiliated		751,409
Increase in net assets resulting from operations		$1,262,692

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Schwab Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/21-6/30/21		1/1/20-12/31/20
Net investment income		$511,283	$61,001,629
Net realized gains	+	751,409	465,707
Increase in net assets from operations		1,262,692	61,467,336
Distributions to Shareholders
Investor Shares		(89,754)	(8,608,031)
Ultra Shares	+	(421,529)	(52,393,598)
Total distributions		($511,283)	($61,001,629)
Transactions in Fund Shares*
Shares Sold
Investor Shares		294,718,366	3,203,788,916
Ultra Shares	+	1,690,069,432	15,607,098,841
Total shares sold		1,984,787,798	18,810,887,757
Shares Reinvested
Investor Shares		59,836	6,628,072
Ultra Shares	+	295,556	41,299,686
Total shares reinvested		355,392	47,927,758
Shares Redeemed
Investor Shares		(646,603,748)	(3,843,833,825)
Ultra Shares	+	(4,329,574,079)	(18,710,938,123)
Total shares redeemed		(4,976,177,827)	(22,554,771,948)
Net transactions in fund shares		(2,991,034,637)	(3,695,956,433)
Net Assets
Beginning of period		11,989,292,658	15,684,783,384
Total decrease	+	(2,990,283,228)	(3,695,490,726)
End of period		$8,999,009,430	$11,989,292,658
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

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Schwab AMT Tax-Free Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/21– 6/30/21*	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.01	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	(0.00) [3]	0.00 [3]	(0.00) [3]
Total from investment operations	0.00 [3]	0.00 [3]	0.01	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]	(0.01)	(0.01) [4]	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	—	—	—	—	(0.00) [3]	—
Total distributions	(0.00) [3]	(0.00) [3]	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.00% [5],[6]	0.34%	1.19%	1.20% [4]	0.48%	0.12%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.13% [7],[8]	0.31% [7],[9]	0.35%	0.35%	0.42% [10]	0.34% [7]
Gross operating expenses	0.37% [8]	0.49%	0.52%	0.51%	0.55%	0.57%
Net investment income (loss)	0.01% [8]	0.38%	1.17%	1.14%	0.48%	0.13%
Net assets, end of period (x 1,000,000)	$728	$835	$1,273	$1,128	$632	$519

Ultra Shares	1/1/21– 6/30/21*	9/24/20 [11]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00
Total return	0.00% [5],[6]	0.01% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.13% [7],[8]	0.19% [7],[8]
Gross operating expenses	0.22% [8]	0.22% [8]
Net investment income (loss)	0.01% [8]	0.02% [8]
Net assets, end of period (x 1,000,000)	$164	$229
*	Unaudited.
1
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.07%.
5
Not annualized.
6
Percentage was less than 0.005%.
7
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
8
Annualized.
9
Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
10
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
11
Commencement of operations.

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 33.2% of net assets
Alabama 0.2%
Huntsville Health Care Auth
CP		0.14%		08/05/21	1,570,000	1,570,000
California 8.3%
California
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.09%		08/04/21	1,000,000	1,000,000
GO CP Series A4 (LOC: TORONTO-DOMINION BANK/THE)		0.10%		08/18/21	6,000,000	6,000,000
California Educational Facilities Auth
CP Notes (Stanford Univ) Series S4		0.20%		08/10/21	7,000,000	7,000,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.17%		12/09/21	1,100,000	1,100,000
RB (Kaiser Permanente) Series 2004I		0.15%		11/03/21	2,000,000	2,000,000
RB (Kaiser Permanente) Series 2004K		0.15%		09/15/21	600,000	600,000
RB (Kaiser Permanente) Series 2004K		0.17%		12/08/21	5,300,000	5,300,000
RB (Kaiser Permanente) Series 2008C		0.12%		11/02/21	8,000,000	8,000,000
RB (Kaiser Permanente) Series 2009B1		0.16%		10/13/21	6,000,000	6,000,000
RB (Kaiser Permanente) Series 2009B3		0.16%		10/05/21	1,000,000	1,000,000
RB (Kaiser Permanente) Series 2009B4		0.17%		10/07/21	2,300,000	2,300,000
RB (Kaiser Permanente) Series 2009B5		0.16%		07/13/21	9,200,000	9,200,000
Los Angeles Cnty Metropolitan Transportation Auth
2nd Sub Sales Tax Revenue CP Notes Series A (LOC: BARCLAYS BANK PLC)		0.10%		10/05/21	16,666,000	16,666,000
Orange Cnty Water District
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.07%		07/15/21	2,000,000	2,000,000
San Francisco Public Utilities Commission
Power CP Notes Series A1 (LOC: BANK OF AMERICA NA)		0.08%		08/04/21	4,000,000	4,000,000
Wastewater CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.07%		07/22/21	2,000,000	2,000,000
						74,166,000
District of Columbia 1.8%
District of Columbia
Income Tax Secured Refunding RB Series 2012A		5.00%		12/01/21	145,000	147,942

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
District of Columbia Water & Sewer Auth
Extendible CP Series A		0.11%	08/03/21	02/25/22	16,000,000	16,000,000
						16,147,942
Florida 0.0%
Florida
Bridge Construction GO Refunding Bonds Series 2012B		5.00%		07/01/21	140,000	140,000
Georgia 2.0%
Atlanta Airport
2nd Lien PFC & 3rd Lien General Revenue CP Series K1 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.18%		07/06/21	18,404,000	18,404,000
Hawaii 0.7%
Hawaii
GO Refunding Bonds Series 2015EZ		5.00%		10/01/21	450,000	455,522
Honolulu
GO Bonds Series 2015C		5.00%		10/01/21	380,000	384,662
GO CP Series B1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.16%		07/07/21	6,000,000	6,000,000
						6,840,184
Illinois 0.7%
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		0.12%		09/02/21	6,000,000	6,000,000
Kentucky 0.9%
Louisville & Jefferson Cnty Metro Sewer District
CP Series 2018A1 (LIQ: BANK OF AMERICA NA)		0.12%		08/27/21	3,000,000	3,000,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		0.10%		11/08/21	5,000,000	5,000,000
						8,000,000
Louisiana 0.6%
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984A (LOC: WELLS FARGO BANK NA)		0.35%		03/15/22	5,500,000	5,500,000
Massachusetts 0.4%
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2003A		5.25%		07/01/21	400,000	400,000
Sr Sales Tax Bonds Series 2014A		5.00%		07/01/21	420,000	420,000
Sr Sales Tax RB Series 2006B		5.25%		07/01/21	100,000	100,000
Sr Sales Tax RB Series 2008B		5.00%		07/01/21	270,000	270,000
Massachusetts Water Resources Auth
Refunding RB Series 2014F		5.00%		08/01/21	290,000	291,174
Norwood
GO BAN		1.00%		06/24/22	2,181,869	2,200,023
						3,681,197

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Minnesota 0.5%
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2014		0.12%		07/07/21	4,000,000	4,000,000
Health Facilities RB (Mayo Clinic) Series 2011C		4.50%		11/15/21	600,000	609,582
						4,609,582
New York 5.7%
Colonie
GO BAN 2021		1.50%		03/11/22	2,400,000	2,420,736
East Greenbush CSD
BAN 2020		1.25%		12/15/21	2,088,430	2,097,479
Monticello CSD
GO BAN 2021		1.25%		06/29/22	5,000,000	5,053,853
New York City
GO Bonds Fiscal 2012 Series I		5.00%		08/01/21	100,000	100,416
GO Bonds Fiscal 2014 Series G		5.00%		08/01/21	150,000	150,622
GO Bonds Fiscal 2014 Series K		4.00%		08/01/21	330,000	331,071
GO Bonds Fiscal 2016 Series E		5.00%		08/01/21	300,000	301,222
GO Bonds Fiscal 2018 Series A		5.00%		08/01/21	300,000	301,208
GO Bonds Fiscal 2019 Series A		5.00%		08/01/21	95,000	95,387
New York City Transitional Finance Auth
Building Aid RB Fiscal 2018 Series S2		5.00%		07/15/21	105,000	105,189
Future Tax Secured Sub Bonds Fiscal 2013 Series E		5.00%		11/01/21	100,000	101,633
New York State
GO Bonds Series 2018A		5.00%		02/15/22	200,000	206,011
GO Bonds Series 2019A		5.00%		03/01/22	300,000	309,608
New York State Dormitory Auth
State Personal Income Tax RB Series 2012B		5.00%		03/15/22	200,000	206,778
New York State Power Auth
CP Series 1		0.29%		08/03/21	1,100,000	1,100,000
CP Series 2		0.28%		07/15/21	2,500,000	2,500,000
CP Series 2		0.12%		08/17/21	1,090,000	1,090,000
CP Series 2		0.08%		09/09/21	6,350,000	6,350,000
CP Series 2		0.09%		09/09/21	4,000,000	4,000,000
CP Series 2		0.09%		09/16/21	3,860,000	3,860,000
CP Series 2		0.12%		11/18/21	1,500,000	1,500,000
Niagara-Wheatfield CSD
BAN 2021		1.25%		06/28/22	2,085,000	2,107,498
Rye
BAN 2020		1.50%		10/01/21	3,000,000	3,008,817
Southold
BAN 2020		1.75%		09/23/21	3,461,722	3,473,481
Sweet Home CSD
BAN 2021A	a	1.25%		07/07/22	5,000,000	5,052,500
Tonawanda
BAN 2020		1.75%		08/27/21	2,000,000	2,004,388

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Williamsville CSD
BAN 2021		1.00%		06/08/22	2,782,263	2,803,849
						50,631,746
Ohio 0.6%
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		0.70%		02/01/22	5,250,000	5,250,000
Texas 9.7%
Allen ISD
ULT GO Refunding Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	180,000	185,435
Arlington Higher Education Finance Corp
Education RB (Responsive Education Solutions) Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/21	1,000,000	1,006,023
Austin ISD
CP Series A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.08%		08/06/21	6,000,000	6,000,000
Belton ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	925,000	952,902
Birdville ISD
ULT GO Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/22	100,000	101,131
Brazosport ISD
ULT GO Bonds Series 2017A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	615,000	633,351
Brownsville
Utilities System CP Series A (LOC: BANK OF AMERICA NA)		0.22%		12/16/21	2,000,000	2,000,000
Conroe ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.50%		02/15/22	215,000	219,438
Crandall ISD
ULT GO Refunding Bonds Series 2002 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.15%		08/15/21	100,000	99,981
Dallas
GO CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.09%		07/20/21	18,000,000	18,000,000
GO Refunding Bonds Series 2014		5.00%		02/15/22	1,100,000	1,133,267
Waterworks & Sewer System Refunding RB Series 2015A		5.00%		10/01/21	330,000	333,981
Dallas Area Rapid Transit
Sr Sub Lien Sales Tax Revenue CP Series I		0.12%		08/10/21	2,000,000	2,000,000
Sr Sub Lien Sales Tax Revenue CP Series IIA (LIQ: JPMORGAN CHASE BANK NA)		0.12%		07/20/21	5,000,000	5,000,000
Sr Sub Lien Sales Tax Revenue CP Series IIA (LIQ: JPMORGAN CHASE BANK NA)		0.14%		07/20/21	4,000,000	4,000,000
Dallas ISD
GO CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.28%		07/02/21	1,000,000	1,000,000
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	125,000	128,714
Deer Park ISD
LT GO Refunding Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	100,000	102,997

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fort Worth ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	650,000	669,466
Gainesville ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/22	100,000	101,741
Garland
Electric Utility System CP Notes Series 2018 (LOC: BANK OF AMERICA NA)		0.07%		07/23/21	4,000,000	4,000,000
Garland ISD
ULT GO Refunding Bonds Series 2019A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	575,000	592,338
Groesbeck ISD
ULT GO Refunding Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	290,000	298,757
Harris Cnty
GO CP Series C		0.09%		08/18/21	950,000	950,000
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.09%		09/01/21	8,000,000	8,000,000
Refunding RB (Methodist Hospital) Series 2009C1		0.10%		10/07/21	3,550,000	3,550,000
Harris Cnty Flood Control District
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.10%		07/15/21	5,800,000	5,800,000
Houston ISD
LT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/22	610,000	620,755
LT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	270,000	278,004
Ingleside ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/21	150,000	150,904
Katy ISD
ULT GO Refunding Bonds Series 2014A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	320,000	329,680
Kermit ISD
ULT GO Refunding Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	800,000	824,043
La Porte ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	365,000	375,857
Lamar Consolidated ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	235,000	242,032
Leander ISD
ULT GO Refunding Bonds Series 2019A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/21	820,000	824,849
Lewisville ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/21	550,000	553,320
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/21	195,000	196,177
ULT GO Refunding Bonds Series 2017A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/21	105,000	105,632

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Longview ISD
ULT Refunding GO Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	125,000	128,714
Lubbock ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	250,000	257,427
Mansfield ISD
ULT GO Refunding Bonds Series 2019B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	200,000	205,993
McKinney ISD
ULT GO School Building Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	250,000	257,564
Midway ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/21	290,000	291,174
North East ISD
ULT CP Series 2017A (LIQ: JPMORGAN CHASE BANK NA)		0.13%		08/03/21	2,300,000	2,300,000
Northwest ISD
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	150,000	154,509
ULT GO Refunding Bonds Series 2015B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	400,000	411,990
Pasadena ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	100,000	102,997
Pearland ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	200,000	205,949
Plano ISD
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/22	100,000	102,989
Pleasanton ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/21	325,000	326,958
San Antonio ISD
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/21	195,000	196,177
ULT GO Refunding Bonds Series 2020B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/21	140,000	140,826
Spring ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/21	300,000	301,796
Texas
GO Bonds Series 2018B-3		5.00%		08/01/21	770,000	773,193
GO Refunding Bonds Series 2014A		5.00%		10/01/21	295,000	298,560
TRAN 2020		4.00%		08/26/21	3,715,000	3,737,097
Texas Transportation Commission
State Highway Fund 1st Tier RB Series 2016A		5.00%		10/01/21	140,000	141,690
Univ of Texas
CP Notes Series A		0.09%		10/06/21	5,000,000	5,000,000
						86,696,378

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington 1.0%
Battle Ground SD #119
ULT GO Refunding Bonds Series 2012 (GTY: WASHINGTON (STATE OF))		4.00%		12/01/21	150,000	152,399
Edmonds SD #15
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/21	320,000	326,430
Highline SD #401
ULT GO Refunding Bonds Series 2012B (GTY: WASHINGTON (STATE OF))		4.00%		12/01/21	110,000	111,759
Island County SD
ULT GO Refunding Bonds Series 2011 (GTY: WASHINGTON (STATE OF))		2.88%		12/01/21	100,000	101,137
Issaquah SD #411
ULT GO Refunding Bonds Series 2015 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/21	335,000	341,724
King Cnty SD #410 Snoqualmie Valley
ULT GO Bonds Series 2019 (GTY: WASHINGTON (STATE OF))		4.00%		12/01/21	250,000	253,951
King Cnty Sewer System
LT GO CP Series A		0.12%		08/04/21	6,000,000	6,000,000
Peninsula SD #401
ULT GO Bonds Series 2020 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/21	150,000	153,043
Piercew Cnty SD #3 Puyallup
ULT GO Refunding Bonds Series 2012 (GTY: WASHINGTON (STATE OF))		4.00%		12/01/21	200,000	203,197
Snohomish SD #2
ULT GO Refunding Bonds Series 2014 (GTY: WASHINGTON (STATE OF))		4.00%		12/01/21	140,000	142,222
Tacoma SD #10
ULT GO Refunding Bonds Series 2015 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/21	100,000	101,997
Walla Walla County SD #140
ULT GO Bonds Series 2018 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/21	175,000	178,505
Washington
COP Series 2020A		5.00%		01/01/22	225,000	230,466
GO Bonds Series 2018C		5.00%		02/01/22	200,000	205,619
Washougal SD #112-6
ULT GO Bonds Series 2015 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/21	135,000	137,733
						8,640,182
Wisconsin 0.1%
Wisconsin
GO Refunding Bonds Series 2011-2		4.00%		11/01/21	350,000	354,459
GO Refunding Bonds Series 2011-2		5.00%		11/01/21	210,000	213,384
						567,843
Total Fixed-Rate Municipal Securities
(Cost $296,845,054)						296,845,054

Variable-Rate Municipal Securities 67.0% of net assets
Alabama 3.1%
Huntsville Health Care Auth
RB Series 2020B (LOC: BANK OF AMERICA NA)	b,c	0.07%		07/07/21	835,000	835,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	d	0.07%		07/07/21	7,000,000	7,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK ABP)	d	0.06%		07/07/21	20,000,000	20,000,000
						27,835,000
Arizona 0.8%
Maricopa Cnty IDA
Hospital RB (HonorHealth) Series 2021C (LOC: ROYAL BANK OF CANADA)	b,c	0.06%		07/07/21	2,000,000	2,000,000
Phoenix Civic Improvement Corp
Jr Lien Water System RB Series 2020A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.06%		07/07/21	1,975,000	1,975,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: BANK OF NOVA SCOTIA)	d	0.07%		07/07/21	2,785,000	2,785,000
						6,760,000
Colorado 1.1%
Colorado Springs
Utilities System RB Series 2013B1&B2 (LIQ: BARCLAYS BANK PLC)	b,c	0.06%		07/07/21	10,310,000	10,310,000
Connecticut 1.1%
Connecticut Development Auth
Refunding RB (Bradley Airport Hotel) Series 2006A (LOC: TD BANK NA)	d	0.13%		07/07/21	9,900,000	9,900,000
District of Columbia 0.9%
District of Columbia
GO Refunding Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.08%		07/07/21	975,000	975,000
Income Tax Secured RB Series 2020C (LIQ: ROYAL BANK OF CANADA)	b,c	0.06%		07/07/21	2,000,000	2,000,000
District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2013A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.06%	07/01/21	07/07/21	5,000,000	5,000,000
						7,975,000
Florida 0.5%
Florida Housing Finance Corp
M/F Housing RB (Hudson Ridge Apts) Series 2008L (LOC: JPMORGAN CHASE BANK NA)	d	0.08%		07/07/21	2,140,000	2,140,000
Miami-Dade Cnty
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	b,c	0.10%		07/07/21	2,000,000	2,000,000
						4,140,000
Georgia 1.4%
Atlanta
Water & Wastewater Refunding RB Series 2015&2017A (LIQ: BARCLAYS BANK PLC)	b,c	0.06%		07/07/21	12,190,000	12,190,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Illinois 4.8%
Illinois Finance Auth
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	d	0.07%		07/07/21	3,500,000	3,500,000
RB (NorthShore Univ Health System) Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.08%		07/07/21	7,580,000	7,580,000
Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: BANK OF AMERICA NA)	b,c	0.07%	07/01/21	07/07/21	6,665,000	6,665,000
Illinois Toll Highway Auth
Sr RB Series 2014C (LIQ: CITIBANK NA)	b,c	0.06%		07/07/21	6,770,000	6,770,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	b,c	0.10%	07/01/21	07/07/21	4,165,000	4,165,000
Sr RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	b,c	0.12%		07/07/21	3,100,000	3,100,000
Sr RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.07%		07/07/21	3,200,000	3,200,000
Metropolitan Water Reclamation District of Greater Chicago
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	b,c	0.06%		07/07/21	8,320,000	8,320,000
						43,300,000
Indiana 4.4%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: COBANK ACB)	d,e	0.08%		07/07/21	28,500,000	28,500,000
Economic Development RB (Cargill) Series 2011	d	0.06%		07/07/21	11,000,000	11,000,000
						39,500,000
Iowa 3.0%
Iowa Board of Regents
RB (Univ of Iowa Hospitals) Series 2012 (LIQ: ROYAL BANK OF CANADA)	b,c	0.06%	07/01/21	07/07/21	14,035,000	14,035,000
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill) Series 2009B	d	0.06%		07/07/21	1,390,000	1,390,000
Midwestern Disaster Area RB (Cargill) Series 2012	d	0.06%		07/07/21	7,000,000	7,000,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	d	0.06%		07/07/21	4,060,000	4,060,000
						26,485,000
Maryland 2.0%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.06%		07/07/21	3,690,000	3,690,000
Howard Cnty
Recovery Zone Facility RB (Lorien at Elkridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	0.08%		07/07/21	6,940,000	6,940,000
Recovery Zone Facility RB (Meadowridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	0.08%		07/07/21	7,045,000	7,045,000
						17,675,000
Massachusetts 0.3%
Massachusetts
GO Bonds Series 2016B (LIQ: ROYAL BANK OF CANADA)	b,c	0.06%		07/07/21	2,460,000	2,460,000
Michigan 1.0%
Michigan Finance Auth
Hospital Refunding RB (Trinity Health) Series A 2017 MI & 2013 MI-2 (ESCROW) (LIQ: BANK OF AMERICA NA)	b,c	0.06%		07/07/21	4,075,000	4,075,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Michigan State Univ
General RB Series 2019B (LIQ: BANK OF AMERICA NA)	b,c	0.08%		07/07/21	1,915,000	1,915,000
Univ of Michigan
General RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	b,c	0.06%		07/07/21	2,983,500	2,983,500
						8,973,500
Missouri 0.7%
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2021A (LIQ: ROYAL BANK OF CANADA)	b,c	0.06%		07/07/21	2,000,000	2,000,000
Health Facilities RB (SSM Health) Series 2019A (LOC: ROYAL BANK OF CANADA)	b,c	0.08%		07/07/21	4,000,000	4,000,000
						6,000,000
New Jersey 2.1%
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2009A (LOC: TORONTO-DOMINION BANK/THE)	b,c	0.07%		07/07/21	19,170,000	19,170,000
New York 10.8%
New York City
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	d	0.02%		07/01/21	4,845,000	4,845,000
GO Bonds Fiscal 2021 Series F1 (LIQ: BANK OF AMERICA NA)	b,c	0.06%		07/07/21	4,000,000	4,000,000
Refunding RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.05%)		0.08%	07/01/21	02/14/22	1,250,000	1,250,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	b,c	0.03%		07/01/21	17,720,000	17,720,000
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series EE2 (LIQ: BANK OF AMERICA NA)	b,c	0.06%		07/07/21	565,000	565,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2021 Series S1 (LIQ: BARCLAYS BANK PLC)	b,c	0.06%		07/07/21	9,055,000	9,055,000
Future Tax Sec Sub Bonds Fiscal Series 2018C3 & 2020B1 & 2021C1 (LIQ: BANK OF AMERICA NA)	b,c	0.06%		07/07/21	1,500,000	1,500,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B1 (SIFMA Municipal Swap Index + 0.15%)		0.13%	07/01/21	11/05/21	4,075,000	4,075,000
New York State Dormitory Auth
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	b,c	0.06%		07/07/21	1,000,000	1,000,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	b,c	0.06%		07/07/21	9,000,000	9,000,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.06%		07/07/21	5,000,000	5,000,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 231 (LIQ: ROYAL BANK OF CANADA)	b,c	0.06%		07/07/21	3,600,000	3,600,000
New York State Power Auth
RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.06%		07/07/21	4,950,000	4,950,000
RB Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.06%		07/07/21	400,000	400,000

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Urban Development Corp
State Personal Income Tax RB Series 2020A & 2020E (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.06%		07/07/21	4,000,000	4,000,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	b,d	0.08%		07/07/21	9,000,000	9,000,000
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b,d	0.08%		07/07/21	6,000,000	6,000,000
Onondaga Cnty IDA
Civic Facility RB (Syracuse Research Corp) Series 1997A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	0.08%	07/01/21	07/07/21	520,000	520,000
Port Auth of New York & New Jersey
Consolidated Bonds 198th Series (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.07%		07/07/21	1,755,000	1,755,000
Consolidated Bonds 224th Series (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.07%		07/07/21	1,015,000	1,015,000
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	0.08%		07/07/21	3,985,000	3,985,000
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	0.08%		07/07/21	3,200,000	3,200,000
						96,435,000
North Carolina 1.5%
Charlotte-Mecklenberg Hospital Auth
Health Care Refunding RB (Atrium Health) Series 2021E (LOC: ROYAL BANK OF CANADA)	d	0.01%		07/01/21	1,470,000	1,470,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	0.06%		07/07/21	500	500
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Rex Healthcare) Series 2020A (LOC: BANK OF AMERICA NA)	b,c	0.08%		07/07/21	11,630,000	11,630,000
						13,100,500
Ohio 0.3%
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	b,c	0.06%		07/07/21	2,810,000	2,810,000
Oregon 0.5%
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	d	0.09%		07/07/21	4,260,000	4,260,000
Pennsylvania 3.3%
Adams Cnty IDA
RB (Gettysburg Fdn) Series 2006A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	0.08%		07/07/21	8,765,000	8,765,000
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2017D2 (LOC: ROYAL BANK OF CANADA)	b,c	0.03%		07/01/21	9,800,000	9,800,000

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Chester Cnty Health & Ed
RB (Tel Hai Retirement Community) Series 2020 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	0.08%		07/07/21	3,000,000	3,000,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	0.07%		07/07/21	1,580,000	1,580,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Forge Gate Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	d	0.07%		07/07/21	5,000,000	5,000,000
Pennsylvania Economic Development Financing Auth
Exempt Facilities Refunding RB (PPL Energy Supply) Series 2009C (LOC: MUFG BANK LTD)	d	0.08%		07/07/21	1,000,000	1,000,000
						29,145,000
South Carolina 0.3%
Patriots Energy Group Financing Agency
Gas Supply RB Series 2018 (LOC: ROYAL BANK OF CANADA)	b,c	0.08%		07/07/21	955,000	955,000
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	b,c	0.23%	07/01/21	10/01/21	2,000,000	2,000,000
						2,955,000
Tennessee 1.0%
Chattanooga Health, Educational & Housing Facility Board
RB (CommonSpirit Health) Series 2019A1&A2 (LOC: JPMORGAN CHASE BANK NA)	b,c	0.06%		07/07/21	1,685,000	1,685,000
Greeneville Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2018A (LOC: ROYAL BANK OF CANADA)	b,c	0.07%		07/07/21	7,000,000	7,000,000
						8,685,000
Texas 11.1%
Clifton Higher Ed Finance Corp
Education RB Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.08%		07/07/21	2,945,000	2,945,000
Harris Cnty Cultural Education Facilities Finance Corp
Mortgage Refunding RB (Baylor College of Medicine) Series 2019B (LOC: BANK OF AMERICA NA)	b,c	0.08%		07/07/21	1,955,000	1,955,000
Houston
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	b,c	0.06%		07/07/21	12,500,000	12,500,000
North Texas Tollway Auth
System RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	b,c	0.06%		07/07/21	10,150,000	10,150,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total USA) Series 2011	d	0.06%		07/07/21	21,315,000	21,315,000
Exempt Facilities RB (Total USA) Series 2012A	d	0.06%		07/07/21	10,000,000	10,000,000
Exempt Facilities RB (Total USA) Series 2012B	d	0.06%		07/07/21	4,000,000	4,000,000
San Antonio Housing Finance Corp
M/F Housing Mortgage RB (Artisan) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	d	0.09%		07/07/21	1,800,000	1,800,000

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: BANK OF AMERICA NA)	b,c	0.06%	07/01/21	07/07/21	13,970,000	13,970,000
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Baylor Scott & White Health) Series 2019B (LOC: ROYAL BANK OF CANADA)	b,c	0.06%		07/07/21	6,000,000	6,000,000
RB (Texas Health Resources) Series 2016A (LIQ: CREDIT SUISSE AG)	b,c	0.07%		07/07/21	4,585,000	4,585,000
RB (Texas Health Resources) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	0.06%		07/07/21	6,250,000	6,250,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Costa Mariposa Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	d	0.09%		07/07/21	3,320,000	3,320,000
						98,790,000
Utah 0.2%
Utah Cnty
Hospital RB (IHC Health Services) Series 2016B (LIQ: WELLS FARGO BANK NA)	b,c	0.06%		07/07/21	1,920,000	1,920,000
Virginia 1.3%
Fairfax Cnty IDA
Hospital Refunding RB (Inova Health) Series 1993A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.08%		07/07/21	2,555,000	2,555,000
Loudoun Cnty
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.08%		07/07/21	2,000,000	2,000,000
Norfolk
Water Refunding RB Series 2017 (LIQ: MORGAN STANLEY BANK NA)	b,c	0.06%		07/07/21	7,500,000	7,500,000
						12,055,000
Washington 2.9%
Highline SD #401
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF)) (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.04%		07/01/21	2,900,000	2,900,000
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: ROYAL BANK OF CANADA)	d	0.08%		07/07/21	2,600,000	2,600,000
Seattle
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.04%		07/01/21	3,940,000	3,940,000
Snohomish Cnty Public Utility District #1
Generation System RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	b,c	0.06%		07/07/21	6,670,000	6,670,000
Washington Health Care Facilities Auth
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	b,c	0.06%		07/07/21	7,475,000	7,475,000
Washington Higher Education Facilities Auth
RB (Gonzaga Univ) Series 2019A (LOC: BANK OF AMERICA NA)	b,c	0.08%		07/07/21	2,000,000	2,000,000
						25,585,000
Wisconsin 1.5%
Appleton
Recovery Zone Facility Bonds (Foremost Farms) Series 2010 (LOC: COBANK ACB)	d	0.06%		07/07/21	9,800,000	9,800,000

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Wisconsin Health & Educational Facilities Auth
RB (Children’s Hospital of Wisconsin) Series 2017 (LIQ: BANK OF AMERICA NA)	b,c	0.07%		07/07/21	4,000,000	4,000,000
						13,800,000
Other Investment 4.4%
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: SOCIETE GENERALE SA)	b,d,e	0.08%		07/07/21	39,000,000	39,000,000
Alaska 0.4%
Valdez
Refunding RB (Exxon Pipeline) Series 1993A	d	0.01%		07/01/21	2,900,000	2,900,000
Refunding RB (ExxonMobil) Series 1993B	d	0.01%		07/01/21	1,100,000	1,100,000
						4,000,000
California 0.3%
Los Angeles Dept of Water & Power
Power System RB Series 2002A6 (LIQ: BANK OF AMERICA NA)	d	0.01%		07/01/21	1,200,000	1,200,000
Sanger USD
GO Bonds Series C & A (LOC: BANK OF AMERICA NA)	b,c	0.06%		07/07/21	1,585,000	1,585,000
						2,785,000
Total Variable-Rate Municipal Securities
(Cost $597,999,000)						597,999,000
a	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $385,754,000 or 43.2% of net assets.
c	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
d	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
e	All or a portion of this security is designated as collateral for delayed-delivery securities.

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

AUTH —	Authority
BAN —	Bond anticipation note
CNTY —	County
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

At June 30, 2021, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

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Schwab AMT Tax-Free Money Fund
Statement of Assets and Liabilities

As of June 30, 2021; unaudited
Assets
Investments in securities, at cost and value — unaffiliated (Note 2a)		$894,844,054
Cash		14,225
Receivables:
Fund shares sold		4,780,582
Interest		827,697
Prepaid expenses	+	44,530
Total assets		900,511,088
Liabilities
Payables:
Investments bought		209,722
Investments bought — Delayed delivery		5,052,500
Investment adviser and administrator fees		46,980
Independent trustees’ fees		1,932
Fund shares redeemed		2,395,209
Distributions to shareholders		3,684
Accrued expenses	+	145,473
Total liabilities		7,855,500
Net Assets
Total assets		900,511,088
Total liabilities	–	7,855,500
Net assets		$892,655,588
Net Assets by Source
Capital received from investors		892,596,371
Total distributable earnings		59,217

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$728,323,648		727,820,692		$1.00
Ultra Shares	$164,331,940		164,214,943		$1.00

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Schwab AMT Tax-Free Money Fund
Statement of Operations

For the period January 1, 2021 through June 30, 2021; unaudited
Investment Income
Interest received from securities — unaffiliated		$662,664
Expenses
Investment adviser and administrator fees		885,197
Shareholder service fees:
Investor Shares		559,724
Portfolio accounting fees		53,476
Registration fees		45,433
Independent trustees’ fees		17,659
Professional fees		16,181
Custodian fees		11,464
Transfer agent fees		5,269
Shareholder reports		4,392
Other expenses	+	5,352
Total expenses		1,604,147
Expense reduction by CSIM and its affiliates	–	988,050
Net expenses	–	616,097
Net investment income		46,567
Realized Gains (Losses)
Net realized gains on sales of securities — unaffiliated		75,274
Increase in net assets resulting from operations		$121,841

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Schwab AMT Tax-Free Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/21-6/30/21		1/1/20-12/31/20
Net investment income		$46,567	$4,308,964
Net realized gains	+	75,274	83,604
Increase in net assets from operations		121,841	4,392,568
Distributions to Shareholders1
Investor Shares		(37,297)	(4,297,627)
Ultra Shares	+	(9,270)	(11,337)
Total distributions		($46,567)	($4,308,964)
Transactions in Fund Shares*,1
Shares Sold
Investor Shares		116,892,732	1,260,789,614
Ultra Shares	+	95,480,231	382,869,587
Total shares sold		212,372,963	1,643,659,201
Shares Reinvested
Investor Shares		26,523	3,421,333
Ultra Shares	+	7,847	8,609
Total shares reinvested		34,370	3,429,942
Shares Redeemed
Investor Shares		(223,290,193)	(1,702,302,435)
Ultra Shares	+	(160,127,831)	(154,023,500)
Total shares redeemed		(383,418,024)	(1,856,325,935)
Net transactions in fund shares		(171,010,691)	(209,236,792)
Net Assets
Beginning of period		1,063,591,005	1,272,744,193
Total decrease	+	(170,935,417)	(209,153,188)
End of period		$892,655,588	$1,063,591,005
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Ultra Shares commenced operations on September 24, 2020.

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund each offer two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2021, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
% of investments in securities with credit enhancements or liquidity enhancements	73%	76%
% of investments in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	11% (JPMorgan Chase Bank NA)	10% (Royal Bank of Canada)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC,” guaranty “GTY” and/or liquidity agreement “LIQ,” respectively, along with the institution providing the enhancement.

4. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause a fund to lose money or underperform. A fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of CSIM (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Shareholder Servicing Fee
Investor Shares	0.15%
Ultra Shares	n/a
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Investor Shares	0.34%	0.34%
Ultra Shares	0.19%	0.19%
During the period ended June 30, 2021, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements, and a portion was waived voluntarily.
	Contractual Expense Limitation Waived Amount	Voluntary Yield Waiver/ Reimbursement Amount	Total Waived Amount
Schwab Municipal Money Fund	$667,258	$4,376,606	$5,043,864
Schwab AMT Tax-Free Money Fund	159,164	828,886	988,050
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) in accordance with procedures adopted by the Board under Rule 17a-7 of the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2021, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Municipal Money Fund	$200,726,203	$30
Schwab AMT Tax-Free Money Fund	29,776,991	—
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of June 30, 2021, the tax basis cost of the funds’ investments was as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Tax cost	$9,030,168,665	$894,844,054
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2020, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
No expiration	$81,477	$16,057
Total	$81,477	$16,057
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2021. The tax-basis components of distributions paid during the fiscal year ended December 31, 2020, were as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Tax-exempt income	$60,874,770	$4,299,107
Ordinary income	126,859	9,857
As of December 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2020, the funds did not incur any interest or penalties.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of CSIM and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 12, 2021 and June 8, 2021, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 8, 2021 called for the purpose of voting on such approval.1
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees considered CSIM’s effective implementation of its business continuity plan in response to the COVID-19 pandemic and government-mandated restrictions during the prior year. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and an array of account features that benefit Fund shareholders who are brokerage clients of Schwab. The

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition, including Schwab’s ability to maintain consistent operations and service levels during recent periods of remote work and market volatility. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of such Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Funds from exceeding a specified cap, as well as historically using voluntary waivers (which CSIM will not recoup) to maintain a certain yield. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of such Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) graduated investment advisory fee schedules, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab fund complex with such features. The Trustees acknowledged that CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the
Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by CSIM and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

[1]	The meeting on June 8, 2021 was held by means of videoconference in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	103	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	103	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	103	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation

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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
William P. McMahon, Jr.
1972
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset,

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demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2021 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR25720-19
00263005

Semiannual Report  |  June 30, 2021
Schwab Municipal Money Funds

Schwab California Municipal
Money Fund
Schwab New York Municipal
Money Fund

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
State Investment Environment

California
California generated record revenues in fiscal 2021 (ended June 30, 2021), far surpassing expectations a year ago. The strong revenue performance, along with sizable federal stimulus funds, has given the state the opportunity to address many of its social, environmental and infrastructure needs. However, the state’s lofty spending plans are expected to deplete a large portion of the surplus revenues generated during the past year.
California estimates it generated $184 billion of revenues in fiscal 2021, an amount 31% higher than in fiscal 2020 and 41% higher than the original budget approved in June 2020. Revenue performance was driven by the strength of the stock market and associated capital gains, lower than anticipated unemployment among high income taxpayers, and steady spending by consumers despite the economic impact of the recession. State personal income and sales and use taxes, which are the state’s leading revenues, increased 31% and 12%, respectively, over fiscal 2020 receipts. Expenditures were $166 billion, or 24% above the original budget. The state estimates it ended fiscal 2021 with reserves of $43 billion, more than double the amount at the end of fiscal 2020.
The state enacted a $196 billion budget for fiscal 2022 which is 47% larger than the fiscal 2021 enacted budget. A portion of the increase in general fund spending is dedicated for K-12 education, as required under the state constitution, and a portion will be used to restore spending that was reduced in the original fiscal 2021 budget. Much of the increase in spending is targeted for one-time investments in programs addressing major issues such as wildfire risk, climate change, and income inequality. Total general fund revenues are projected to be $179 billion, and the state will draw down a large portion of the prior year’s surplus revenues to pay for the balance of its spending plans. The state estimates it will end fiscal 2022 with $28 billion of reserves. The budget excludes the $27 billion of federal stimulus funds expected to be received under the American Rescue Plan. The state plans to spend the federal stimulus funds over the next few years on healthcare, homeless housing, grants to small businesses, and other allowable purposes.
California’s economy has strengthened as the COVID-19 vaccination rollout has progressed, businesses have reopened, and tourist activities have ramped up. However, its economic recovery lags the nation. The state reports that it has recovered approximately 54% of the 2.7 million jobs lost due to the pandemic, reducing the unemployment rate to 7.7% as of June 2021 from a peak of 16.4% in April 2020. The state’s unemployment rate remains well above the national average of 5.9%.
Unemployment rates vary widely throughout the state. In general, coastal communities have lower unemployment rates than those in the Central Valley, in large part reflecting historical employment patterns rather than the speed of job recovery. Los Angeles County, which is the most populous county in the state, reported a 10.5% unemployment rate for June 2021, reflecting its dependence on the tourism and entertainment industries, while Santa Clara County, the sixth largest and the center of the Silicon Valley high tech industry, reported a 5.1% rate. The spread of the COVID-19 virus and its variants could continue to slow economic recovery, but local governments are expected to benefit in the near-term from federal stimulus grants, the strong real estate market, and the overall increase in state spending.
California’s credit quality is strong. At the end of the reporting period, the state’s general obligation ratings were Aa2 by Moody’s Investors Service, AA- by S&P Global Ratings, and AA from Fitch Ratings. All three rating agencies maintained stable outlooks on their ratings.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
State Investment Environment (continued)

New York
Extraordinary levels of federal stimulus, coupled with rapid economic recovery, have significantly bolstered New York State’s financial position and improved its fiscal outlook.
New York State, after being the epicenter of the COVID-19 outbreak in spring 2020, has one of the highest vaccination rates in the country, which has prompted companies to reopen their offices, and tourism activities are expected to accelerate later in the year with pent-up leisure travel demand.
The uptick in economic activity is reflected in the State’s exceptionally strong revenue performance in the first quarter of the fiscal year (April through June 2021). Tax receipts in the first quarter significantly outperformed projections, up 18%, or $4.6 billion, predominantly due to personal income tax revenues which exceeded projections by $3.6 billion (20%). In fact, actual year-to-date revenue collections in fiscal 2021 (ended March 31, 2021) surpassed pre-COVID-19 pandemic levels. Moreover, several large financial institutions who are key employers in the State have recently announced salary increases and bonuses to reduce attrition and attract talent, which will help further bolster the State’s personal income tax and sales tax receipts.
New York State is allocated over $17 billion in direct federal aid to replace lost revenues, cover COVID-19 response expenditures, and implement programs to spur economic recovery.
Fiscal 2022, which began on April 1,2021, saw a sharp turnaround in the State’s finances, stemming from the strong economic rebound, new taxes, and the infusion of federal money. In the $89 billion fiscal 2022 budget, New York State legalized and created taxes on recreational cannabis and sports betting and instituted temporary increases in corporate and income taxes on the State’s highest earners. New York State had projected a $9.5 billion budget gap for the year, and raised about $11.8 billion of new revenues to close that gap and fund increases in school aid, higher Medicaid expenditures, and programs to address the economic and social toll created by the COVID-19 pandemic. The State was able to balance its fiscal 2022 budget while maintaining a $7.4 billion reserve, equal to 8% of expenditures. The faster-than-projected economic recovery should further strengthen the State’s financial position.
However, significant budgetary risks remain. The permanence of remote work could reduce the need for office space and encourage outmigration to more affordable locations outside New York. This would have negative economic and budgetary implications for the State and City of New York, both of which could lose substantial amounts of income and sales tax revenues, while the City would also be impacted by the loss in property and real estate transfer tax receipts.
Other New York State local governments, including school districts, cities, and counties, are also buoyed by the rapidly accelerating economic recovery and considerable federal COVID-19 assistance. Similar to the State, cities and counties saw a very strong sales tax rebound in the second quarter, surpassing pre-COVID-19 pandemic levels. The higher revenues and stronger economic outlook will enable local governments to strengthen their credit profiles.
New York State is a strong investment-grade credit due to its deep and diverse economy and its high personal wealth levels. The State’s general obligation debt is rated Aa2 by Moody’s Investor Service and AA+ by both Fitch Ratings and S&P Global Ratings. In June 2021, Moody’s Investor Service revised its outlook on New York State to positive from stable. At the same time, Fitch Ratings and S&P Global Ratings revised their outlooks to stable from negative. The rating agencies cited the improved financial picture amid better-than-expected tax revenue performance and the receipt of material federal aid.

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for CSIM, leads the portfolio management teams for Schwab’s taxable and tax-exempt money market funds, and has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, she was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Kevin Shaughnessy, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2000, Mr. Shaughnessy spent four years as a portfolio manager with Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund, as well as short duration, private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2008, Mr. Ullyatt was a vice president and portfolio manager at OppenheimerFunds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in OppenheimerFunds’ municipal bond and money market departments.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab California Municipal Money Fund

The Schwab California Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in money market securities from California issuers and from municipal (muni) agencies, U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the six-month reporting period ended June 30, 2021, muni money fund assets declined as investors sought alternatives for their cash positions. While some chose to invest in muni bonds with longer maturities, others were active in lower rated securities, or looked outside of tax-exempt markets entirely. Despite the decline in demand from traditional muni money market funds, short-term tax-exempt securities found an alternative audience in separately managed accounts and longer-term bond funds. These sources of demand kept yields on muni money market securities at or near record lows over the reporting period. The yield on the SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—began the reporting period at 0.09% and ended it at 0.03%, averaging 0.05% over the period.
Although the U.S. economy has demonstrated resilience given the dramatic impact of the COVID-19 pandemic, the federal funds target range remained at 0.00% to 0.25% through the reporting period. The U.S. Federal Reserve (Fed) reiterated its intention to continue its support of the economy, affirmed that it would continue its bond-buying program, which aims to keep interest rates low and inject cash into the economy to encourage lending and investment, and acknowledged that it was keeping an eye on rising inflation.
Outside the U.S., major central banks maintained the low—or for some international central banks, negative—interest rates instituted prior to, and in response to, the COVID-19 pandemic. The European Central Bank held interest rates at 0.00%, unchanged since March 2016, and increased its asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and maintained other programs intended to help support economic growth. The Bank of England maintained its key official bank rate at 0.10% and also reiterated its commitment to its bond-buying program.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The fund increased its holdings of short-term commercial paper and continues to hold legacy one-year note positions. The fund’s weighted average maturity (WAM) declined slightly over the reporting period, beginning the period at 35 days and ending it at 30 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	30 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab California Municipal Money Fund
Performance and Fund Facts as of June 30, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab California Municipal Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWKXX	SCAXX
Minimum Initial Investment[2]	None	$1,000,000
Seven-Day Yield (with waivers)[3]	0.01%	0.01%
Seven-Day Yield (without waivers)[3]	-0.26%	-0.11%
Seven-Day Effective Yield (with waivers)[3]	0.01%	0.01%
Seven-Day Taxable Equivalent Effective Yield[3,4]	0.02%	0.02%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Ultra Shares commenced operations on September 24, 2020.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[4]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%, and effective California state personal income tax rate of 13.30%. Your tax rate may be different.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab New York Municipal Money Fund

The Schwab New York Municipal Money Fund (the fund) seeks current income that is exempt from federal income and New York state and local income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in money market securities from New York issuers and from municipal (muni) agencies, U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the six-month reporting period ended June 30, 2021, muni money fund assets declined as investors sought alternatives for their cash positions. While some chose to invest in muni bonds with longer maturities, others were active in lower rated securities, or looked outside of tax-exempt markets entirely. Despite the decline in demand from traditional muni money market funds, short-term tax-exempt securities found an alternative audience in separately managed accounts and longer-term bond funds. These sources of demand kept yields on muni money market securities at or near record lows over the reporting period. The yield on the SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—began the reporting period at 0.09% and ended it at 0.03%, averaging 0.05% over the period.
Although the U.S. economy has demonstrated resilience given the dramatic impact of the COVID-19 pandemic, the federal funds target range remained at 0.00% to 0.25% through the reporting period. The U.S. Federal Reserve (Fed) reiterated its intention to continue its support of the economy, affirmed that it would continue its bond-buying program, which aims to keep interest rates low and inject cash into the economy to encourage lending and investment, and acknowledged that it was keeping an eye on rising inflation.
Outside the U.S., major central banks maintained the low—or for some international central banks, negative—interest rates instituted prior to, and in response to, the COVID-19 pandemic. The European Central Bank held interest rates at 0.00%, unchanged since March 2016, and increased its asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and maintained other programs intended to help support economic growth. The Bank of England maintained its key official bank rate at 0.10% and also reiterated its commitment to its bond-buying program.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the funds invests. The fund increased its holdings of short-term commercial paper and continues to hold legacy one-year note positions. The fund’s target weighted average maturity (WAM) rose slightly over the reporting period, beginning the period at 32 days and ending it at 35 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	35 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab New York Municipal Money Fund
Performance and Fund Facts as of June 30, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab New York Municipal Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWYXX	SNYXX
Minimum Initial Investment[2]	None	$1,000,000
Seven-Day Yield (with waivers)[3]	0.01%	0.01%
Seven-Day Yield (without waivers)[3]	-0.29%	-0.14%
Seven-Day Effective Yield (with waivers)[3]	0.01%	0.01%
Seven-Day Taxable Equivalent Effective Yield[3,4]	0.02%	0.02%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Ultra Shares commenced operations on September 24, 2020.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[4]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%, and effective New York State personal income tax rate of 10.90%. Your tax rate may be different.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2021 and held through June 30, 2021.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Beginning Account Value at 1/1/21	Ending Account Value (Net of Expenses) at 6/30/21	Expenses Paid During Period 1/1/21-6/30/21[3]
Schwab California Municipal Money Fund
Investor Shares
Actual Return	0.11%	$1,000.00	$1,000.00	$0.55
Hypothetical 5% Return	0.11%	$1,000.00	$1,024.25	$0.55
Ultra Shares
Actual Return	0.11%	$1,000.00	$1,000.00	$0.55
Hypothetical 5% Return	0.11%	$1,000.00	$1,024.25	$0.55
Schwab New York Municipal Money Fund
Investor Shares
Actual Return	0.14%	$1,000.00	$1,000.00	$0.69
Hypothetical 5% Return	0.14%	$1,000.00	$1,024.11	$0.70
Ultra Shares
Actual Return	0.14%	$1,000.00	$1,000.10	$0.69
Hypothetical 5% Return	0.14%	$1,000.00	$1,024.11	$0.70

[1]	Based on the most recent six-month expense ratio.
[2]	Expense ratio (annualized) reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
[3]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab California Municipal Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/21– 6/30/21*	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.01	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	(0.00) [3]
Total from investment operations	0.00 [3]	0.00 [3]	0.01	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]	(0.01)	(0.01) [4]	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	—	(0.00) [3]	(0.00) [3]	(0.00) [3]	—	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.00% [5],[6]	0.32%	1.10%	1.10% [4]	0.45%	0.12%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.11% [7],[8]	0.28% [8],[9]	0.35%	0.35%	0.42% [10]	0.33% [8]
Gross operating expenses	0.35% [7]	0.46%	0.49%	0.49%	0.53%	0.55%
Net investment income (loss)	0.01% [7]	0.37%	1.08%	1.12%	0.48%	0.12%
Net assets, end of period (x 1,000,000)	$2,493	$3,405	$6,168	$5,526	$1,453	$784

Ultra Shares	1/1/21– 6/30/21*	9/24/20 [11]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	—	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00
Total return	0.00% [5],[6]	0.01% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.11% [7],[8]	0.16% [7],[8]
Gross operating expenses	0.20% [7]	0.20% [7]
Net investment income (loss)	0.01% [7]	0.01% [7]
Net assets, end of period (x 1,000,000)	$699	$375
*	Unaudited.
1
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
5
Not annualized.
6
Less than 0.005%.
7
Annualized.
8
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
9
Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
10
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
11
Commencement of operations.
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Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 42.3% of net assets
California 42.3%
California
GO Bonds		5.00%		09/01/21	1,175,000	1,184,592
GO Bonds		3.50%		10/01/21	150,000	151,238
GO Bonds		5.00%		10/01/21	600,000	607,238
GO Bonds		5.00%		12/01/21	100,000	102,007
GO Bonds		3.00%		03/01/22	345,000	351,498
GO Bonds		4.00%		03/01/22	220,000	225,604
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		0.12%		07/15/21	4,125,000	4,125,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		0.07%		08/12/21	10,000,000	10,000,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		0.11%		09/16/21	10,500,000	10,500,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.12%		07/20/21	11,000,000	11,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.08%		08/04/21	10,000,000	10,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.09%		08/04/21	22,500,000	22,500,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.13%		08/18/21	2,450,000	2,450,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.08%		09/01/21	19,000,000	19,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.09%		09/02/21	9,000,000	9,000,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		0.13%		08/16/21	6,969,000	6,969,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		0.09%		09/08/21	10,000,000	10,000,000
GO Refunding Bonds		5.00%		08/01/21	750,000	753,129
GO Refunding Bonds		4.00%		09/01/21	165,000	166,062
GO Refunding Bonds		5.00%		09/01/21	1,630,000	1,643,231
GO Refunding Bonds		5.00%		11/01/21	350,000	355,713
GO Refunding Bonds		5.00%		02/01/22	545,000	560,420
GO Refunding Bonds		4.00%		03/01/22	300,000	307,616
GO Refunding Bonds		5.00%		03/01/22	175,000	180,616
California Dept of Water Resources
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		0.07%		08/03/21	2,000,000	2,000,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		0.07%		08/05/21	25,802,000	25,802,000
Water Revenue CP Series 2 (LIQ: JPMORGAN CHASE BANK NA)		0.09%		07/06/21	10,000,000	10,000,000
Water System RB Series AJ		5.00%		12/01/21	120,000	122,434
11
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California Educational Facilities Auth
CP Notes (Stanford Univ) Series S3		0.20%		08/16/21	30,000,000	30,000,000
CP Notes (Stanford Univ) Series S4		0.20%		08/10/21	15,000,000	15,000,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.15%		09/14/21	35,000,000	35,000,000
Refunding RB (Stanford Hospital) Series 2008B2-1		0.12%		03/02/22	11,100,000	11,100,000
Refunding RB (Stanford Hospital) Series 2008B2-2		0.14%		01/05/22	21,025,000	21,025,000
California Infrastructure & Economic Development Bank
RB (Brightline West Passenger Rail) Series 2020A (ESCROW)		0.45%		07/01/21	45,800,000	45,800,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.15%		10/07/21	23,100,000	23,100,000
RB (Kaiser Permanente) Series 2004E		0.17%		12/14/21	2,410,000	2,410,000
RB (Kaiser Permanente) Series 2004I		0.15%		11/03/21	770,000	770,000
RB (Kaiser Permanente) Series 2004K		0.17%		12/08/21	4,300,000	4,300,000
RB (Kaiser Permanente) Series 2004K		0.17%		12/14/21	12,565,000	12,565,000
RB (Kaiser Permanente) Series 2006D		0.16%		09/08/21	8,000,000	8,000,000
RB (Kaiser Permanente) Series 2006D		0.11%		11/09/21	20,600,000	20,600,000
RB (Kaiser Permanente) Series 2008C		0.09%		10/13/21	18,090,000	18,090,000
RB (Kaiser Permanente) Series 2009B3		0.11%		11/09/21	6,600,000	6,600,000
RB (Kaiser Permanente) Series 2009B4		0.17%		10/07/21	23,300,000	23,300,000
Contra Costa Water District
Extendible CP		0.10%	08/11/21	02/18/22	32,000,000	32,000,000
East Bay Municipal Utility District
Wastewater System Extendible CP		0.11%	09/02/21	02/28/22	9,300,000	9,300,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.11%		07/01/21	2,000,000	2,000,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.11%		08/03/21	6,155,000	6,155,000
Golden Gate Bridge & Highway District
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.10%		09/15/21	19,300,000	19,300,000
Los Angeles
TRAN 2021	a	4.00%		06/23/22	25,000,000	25,947,250
Wastewater System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		0.06%		07/15/21	4,000,000	4,000,000
Los Angeles CCD
GO Bonds Series 2016B1		5.00%		08/01/21	250,000	251,037
GO Bonds Series G		4.00%		08/01/21	100,000	100,328
GO Refunding Bonds Series 2015C		4.00%		08/01/21	140,000	140,446
GO Refunding Bonds Series 2015C		5.00%		08/01/21	275,000	276,137
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		0.12%		08/17/21	2,830,000	2,830,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		0.09%		09/08/21	10,000,000	10,000,000
Lease Revenue CP Series C (LOC: WELLS FARGO BANK NA)		0.12%		08/17/21	5,950,000	5,950,000
Lease Revenue CP Series D (LOC: STATE STREET BANK AND TRUST COMPANY)		0.09%		08/04/21	6,400,000	6,400,000
12
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Los Angeles Cnty Metropolitan Transportation Auth
2nd Sub Sales Tax Revenue CP Notes Series A (LOC: BARCLAYS BANK PLC)		0.09%		08/03/21	12,667,000	12,667,000
2nd Sub Sales Tax Revenue CP Notes Series A (LOC: BARCLAYS BANK PLC)		0.11%		09/01/21	11,667,000	11,667,000
CP Series R (LOC: STATE STREET BANK AND TRUST COMPANY)		0.07%		07/08/21	8,544,000	8,544,000
Los Angeles Dept of Airports
Sub Revenue CP Series B3 (LOC: BANK OF AMERICA NA)		0.13%		09/02/21	4,562,000	4,562,000
Los Angeles Dept of Water & Power
Power System RB Series 2011A		4.50%		07/01/21	160,000	160,000
Power System RB Series 2013A		5.00%		07/01/21	245,000	245,000
Los Angeles Metropolitan Transportation Auth
Sub Sales Tax Revenue CP Series R (LOC: BANK OF AMERICA NA)		0.06%		07/07/21	18,000,000	18,000,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: BMO HARRIS BANK NA)		0.08%		07/22/21	3,000,000	3,000,000
Lease Revenue CP Series A1 (LOC: BMO HARRIS BANK NA)		0.11%		08/02/21	16,500,000	16,500,000
Lease Revenue CP Series A1 (LOC: BMO HARRIS BANK NA)		0.08%		08/10/21	2,500,000	2,500,000
Lease Revenue CP Series A1 (LOC: BMO HARRIS BANK NA)		0.09%		09/20/21	3,400,000	3,400,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		0.11%		08/05/21	28,700,000	28,700,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		0.11%		08/26/21	3,000,000	3,000,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		0.11%		08/02/21	12,620,000	12,620,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		0.10%		09/02/21	9,000,000	9,000,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		0.13%		12/02/21	2,500,000	2,500,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		0.13%		12/07/21	2,500,000	2,500,000
Los Angeles USD
GO Bonds Series 2016A		4.00%		07/01/21	275,000	275,000
Go Bonds Series 2018B1		5.00%		07/01/21	740,000	740,000
GO Bonds Series 2020C		3.00%		07/01/21	350,000	350,000
GO Refunding Bonds Series 2011A1		5.00%		07/01/21	145,000	145,000
GO Refunding Bonds Series 2011A2		5.00%		07/01/21	1,465,000	1,465,000
GO Refunding Bonds Series 2014C		5.00%		07/01/21	675,000	675,000
GO Refunding Bonds Series 2015A		5.00%		07/01/21	200,000	200,000
GO Refunding Bonds Series 2016A		5.00%		07/01/21	120,000	120,000
Newport-Mesa USD
GO Bonds Series 2011 (ESCROW)		0.24%		08/02/21	2,000,000	332,213
Port of Oakland
CP Notes D (LOC: BANK OF AMERICA NA)		0.12%		07/06/21	41,075,000	41,075,000
CP Series A (LOC: BANK OF AMERICA NA)		0.12%		07/06/21	10,100,000	10,100,000
Riverside Cnty
2020 Series A Teeter Obligation Notes		0.50%		10/21/21	12,000,000	12,008,432
San Diego Cnty Regional Transportation Commission
Sub Sales Tax Revenue CP Series B (LOC: BANK OF AMERICA NA)	b	0.13%		08/05/21	48,688,000	48,688,000
San Diego Cnty Water Auth
CP Series 10 (LIQ: BANK OF THE WEST)		0.14%		07/06/21	23,900,000	23,900,000
CP Series 10 (LIQ: BANK OF THE WEST)		0.08%		08/10/21	29,100,000	29,100,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		0.12%		07/07/21	25,000,000	25,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		0.07%		08/11/21	10,000,000	10,000,000
13
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Diego Public Facilities Financing Auth
Sub Water Revenue CP Series A (LOC: BANK OF THE WEST)		0.10%		10/01/21	9,727,000	9,727,000
Sub Water Revenue CP Series B (LOC: BANK OF AMERICA NA)		0.12%		08/03/21	5,000,000	5,000,000
Sub Water Revenue CP Series B (LOC: BANK OF AMERICA NA)		0.09%		11/04/21	12,650,000	12,650,000
San Diego USD
GO Bonds Series 2019A		5.00%		07/01/21	1,340,000	1,340,000
San Francisco Airport Commission
Sub CP Notes A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.15%		07/15/21	3,913,000	3,913,000
Sub CP Notes B2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.14%		07/15/21	31,465,000	31,465,000
Sub CP Notes B5 (LOC: BARCLAYS BANK PLC)		0.14%		09/09/21	37,000,000	37,000,000
Sub CP Series A4 (LOC: US BANK NATIONAL ASSOCIATION)		0.14%		09/09/21	14,900,000	14,900,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2017A1		5.00%		08/01/21	150,000	150,622
San Francisco Public Utilities Commission
Power CP Notes Series A1 (LOC: BANK OF AMERICA NA)		0.08%		08/04/21	11,000,000	11,000,000
Wastewater CP Notes Series A2 (LOC: BANK OF AMERICA NA)		0.06%		07/07/21	19,200,000	19,200,000
Wastewater CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.07%		07/22/21	32,000,000	32,000,000
Wastewater CP Series A4 (LIQ: TORONTO-DOMINION BANK/THE)		0.08%		08/12/21	25,009,000	25,009,000
Wastewater CP Series A6 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.07%		07/22/21	29,000,000	29,000,000
Wastewater CP Series A6 (LIQ: STATE STREET BANK AND TRUST COMPANY)	b	0.08%		08/04/21	70,000,000	70,000,000
Wastewater CP Series A7 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.08%		08/11/21	10,043,000	10,043,000
Water CP Notes Series A1 (LOC: BANK OF AMERICA NA)		0.08%		08/04/21	26,199,000	26,199,000
Water CP Series A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	0.12%		07/14/21	63,251,000	63,251,000
San Jose
Sub Airport CP Notes Series B (LOC: BANK OF AMERICA NA)		0.15%		08/10/21	33,018,000	33,018,000
Santa Clara Valley Water District
CP Series A (LOC: MUFG BANK LTD)		0.11%		09/01/21	8,100,000	8,100,000
Southern California Metropolitan Water District
Water Refunding RB Series 2011C		5.00%		10/01/21	290,000	293,475
Univ of California
Limited RB Series 2015I		5.00%		05/15/22	125,000	130,231
Total Fixed-Rate Municipal Securities
(Cost $1,349,495,569)						1,349,495,569

Variable-Rate Municipal Securities 58.9% of net assets
California 58.9%
ABAG Finance Auth
M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.08%		07/07/21	10,175,000	10,175,000
Alameda Cnty IDA
RB (Dale Hardware) Series 2010 (LOC: COMERICA BANK)	c	0.06%		07/07/21	660,000	660,000
RB (Ettore Products) Series 2005A (LOC: COMERICA BANK)	c	0.15%		07/07/21	2,595,000	2,595,000
14
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	c	0.15%		07/07/21	2,615,000	2,615,000
RB (Oakland Pallet Co) Series 2008A (LOC: COMERICA BANK)	c	0.15%		07/07/21	765,000	765,000
RB (Plastikon Industries) Series 2000A (LOC: COMERICA BANK)	c	0.15%		07/07/21	1,430,000	1,430,000
RB (Segale Brothers Wood Products) Series 2002 (LOC: BANK OF THE WEST)	c	0.10%		07/07/21	770,000	770,000
RB (White Brothers) Series 2007 (LOC: COMERICA BANK)	c	0.10%		07/07/21	1,490,000	1,490,000
Anaheim Elementary SD
GO Bonds Series 2018A (LIQ: WELLS FARGO BANK NA)	d,e	0.03%		07/07/21	4,440,000	4,440,000
Antelope Valley CCD
GO Bonds Series 2016 B (LIQ: ROYAL BANK OF CANADA)	d,e	0.05%		07/07/21	1,600,000	1,600,000
Bakersfield City SD
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	6,910,000	6,910,000
Bay Area Toll Auth
Sub Toll Bridge RB Series 2017S7 (LIQ: BANK OF AMERICA NA)	d,e	0.05%		07/07/21	2,030,000	2,030,000
Sub Toll Bridge RB Series 2019S8 (LIQ: BANK OF AMERICA NA)	d,e	0.05%		07/07/21	5,310,000	5,310,000
Blackrock MuniYield California Fund Inc
Variable Rate Demand Preferred Shares Series W7 (LOC: TORONTO-DOMINION BANK/THE)	c,d	0.10%		07/07/21	1,800,000	1,800,000
Blackrock MuniYield California Quality Fund
Variable Rate Demand Preferred Shares Series W7 (LOC: TORONTO-DOMINION BANK/THE)	c,d	0.10%		07/07/21	1,800,000	1,800,000
California
GO Bonds (LIQ: BANK OF AMERICA NA)	d,e	0.05%		07/07/21	7,635,000	7,635,000
GO Bonds (LIQ: BARCLAYS BANK PLC)	d,e	0.05%		07/07/21	1,875,000	1,875,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.05%		07/07/21	8,220,000	8,220,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	4,770,000	4,770,000
GO Bonds (LIQ: ROYAL BANK OF CANADA)	d,e	0.05%		07/07/21	5,000,000	5,000,000
GO Bonds (LIQ: STATE STREET BANK AND TRUST COMPANY) (SIFMA Municipal Swap Index + 0.17%)	d,e	0.06%		07/07/21	11,440,000	11,440,000
GO Bonds (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.05%		07/07/21	4,000,000	4,000,000
GO Bonds Series 2004A2 (LOC: STATE STREET BANK AND TRUST COMPANY)	c	0.03%		07/01/21	575,000	575,000
GO Bonds Series 2004A3 (LOC: STATE STREET BANK AND TRUST COMPANY)	c	0.01%		07/01/21	13,000,000	13,000,000
GO Bonds Series 2005B5 (LOC: MUFG UNION BANK NA)	c	0.01%		07/01/21	1,715,000	1,715,000
GO Bonds Series 2018 (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	2,500,000	2,500,000
GO Refunding Bonds (LIQ: CITIBANK NA)	d,e	0.05%		07/07/21	4,640,000	4,640,000
GO Refunding Bonds (LIQ: CREDIT SUISSE AG)	d,e	0.05%		07/07/21	10,700,000	10,700,000
GO Refunding Bonds (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.05%		07/07/21	2,220,000	2,220,000
GO Refunding Bonds (LIQ: ROYAL BANK OF CANADA)	d,e	0.05%		07/07/21	11,650,000	11,650,000
GO Refunding Bonds (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.05%		07/07/21	5,190,000	5,190,000
California Educational Facilities Auth
RB (Pepperdine Univ) Series 2015 (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	6,995,000	6,995,000
RB (Pepperdine Univ) Series 2016 (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	6,670,000	6,670,000
RB (Pepperdine Univ) Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.05%		07/07/21	5,280,000	5,280,000
15
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Stanford Univ) Series U7 (LIQ: MORGAN STANLEY BANK NA)	d,e	0.05%		07/07/21	3,590,000	3,590,000
RB (Stanford Univ) Series V1 (LIQ: CREDIT SUISSE AG)	d,e	0.03%		07/07/21	6,700,000	6,700,000
California Enterprise Development Finance Auth
IDRB (Gordon Brush) Series 2015 (LOC: WELLS FARGO BANK NA)	c	0.11%		07/07/21	8,000,000	8,000,000
RB (Sconza Candy) Series 2008A (LOC: COMERICA BANK)	c	0.15%		07/07/21	8,905,000	8,905,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2017A2 (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	d,e	0.18%	07/01/21	11/01/21	2,190,000	2,190,000
RB (Providence Health & Services) Series 2014A (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.06%	07/01/21	07/07/21	4,000,000	4,000,000
RB (Providence St Joseph Health) Series 2016A (LIQ: BANK OF AMERICA NA)	d,e	0.05%		07/07/21	2,295,000	2,295,000
RB (Providence St Joseph Health) Series 2016A (LIQ: CITIBANK NA)	d,e	0.05%		07/07/21	8,000,000	8,000,000
RB (Providence St Joseph Health) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	3,840,000	3,840,000
RB (Sutter Health) Series 2007A&2016A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.09%		07/07/21	2,250,000	2,250,000
RB (Sutter Health) Series 2011D (ESCROW) (LIQ: CITIBANK NA)	d,e	0.08%	07/01/21	07/07/21	4,000,000	4,000,000
RB (Sutter Health) Series 2013A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.09%	07/01/21	07/07/21	4,565,000	4,565,000
RB (Sutter Health) Series 2013A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	d,e	0.09%	07/01/21	07/07/21	8,445,000	8,445,000
RB (Sutter Health) Series 2013A (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.08%		07/07/21	3,750,000	3,750,000
RB (Sutter Health) Series 2016A (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.12%		07/07/21	3,065,000	3,065,000
Refunding RB (Cedars-Sinai Medical Center) Series 2016B (LIQ: ROYAL BANK OF CANADA)	d,e	0.05%		07/07/21	5,625,000	5,625,000
Refunding RB (Sutter Health) Series 2015A (ESCROW) (LIQ: CITIBANK NA)	d,e	0.08%		07/07/21	5,330,000	5,330,000
Refunding RB (Sutter Health) Series 2015A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	d,e	0.09%		07/07/21	12,470,000	12,470,000
California Infrastructure & Economic Development Bank
Bay Area Toll Bridges RB Series 2003A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.05%		07/07/21	3,750,000	3,750,000
RB (Brightline West Passenger Rail) Series 2020A (ESCROW)	a,c	0.20%		02/01/22	60,000,000	60,000,000
RB (Capital Corrugated) Series 2016A (LOC: COMERICA BANK)	c	0.15%		07/07/21	5,000,000	5,000,000
RB (St Margaret’s Episcopal School) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	c	0.25%		07/07/21	8,965,000	8,965,000
RB (UCSF 2130 3rd St) Series 2017 (LIQ: BARCLAYS BANK PLC)	d,e	0.05%		07/07/21	4,300,000	4,300,000
California Municipal Finance Auth
M/F Housing RB (Garden Brook Senior Village) Series 2018A (LOC: FEDERAL HOME LOAN BANKS)	c	0.02%		07/07/21	10,750,000	10,750,000
Recovery Zone Facility RB (Chevron) Series 2010A	c	0.01%		07/01/21	13,150,000	13,150,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: BANK OF THE WEST)	c	0.05%		07/07/21	9,695,000	9,695,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: COBANK ACB)	c	0.15%		07/07/21	6,740,000	6,740,000
16
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solid Waste Disposal RB (Bidart Dairy) Series 2002 (LOC: COBANK ACB)	c	0.09%		07/07/21	6,000,000	6,000,000
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: MUFG UNION BANK NA)	c	0.15%		07/07/21	1,160,000	1,160,000
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: WELLS FARGO BANK NA)	c	0.15%		07/07/21	5,855,000	5,855,000
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: COBANK ACB)	c	0.09%		07/07/21	3,800,000	3,800,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: COBANK ACB)	c	0.09%		07/07/21	2,500,000	2,500,000
Solid Waste Disposal RB (Recology) Series 2018A (LOC: WELLS FARGO BANK NA)	c,d	0.06%		07/07/21	29,950,000	29,950,000
Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US BANK NATIONAL ASSOCIATION)	c	0.08%		07/07/21	850,000	850,000
California Public Finance Auth
RB (Sharp Healthcare) Series 2017A (LIQ: BARCLAYS BANK PLC)	d,e	0.05%		07/07/21	8,000,000	8,000,000
RB (Sharp Healthcare) Series 2017A (LIQ: CITIBANK NA)	d,e	0.05%		07/07/21	15,000,000	15,000,000
RB (Sharp Healthcare) Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.05%		07/07/21	4,000,000	4,000,000
RB (Sharp Healthcare) Series 2017C (LOC: BARCLAYS BANK PLC)	c	0.01%		07/01/21	4,685,000	4,685,000
California State Univ
RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.05%	07/01/21	07/07/21	570,000	570,000
California Statewide Communities Development Auth
M/F Housing RB (Avian Glen Apts) Series 2004CC (LOC: CITIBANK NA)	c	0.09%		07/07/21	3,890,000	3,890,000
M/F Housing RB (Charter Court Apts) Series 2008L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.07%		07/07/21	13,680,000	13,680,000
M/F Housing RB (Concord Green Apts) Series 1998S (LOC: FEDERAL HOME LOAN BANKS)	c	0.07%		07/07/21	8,700,000	8,700,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.06%		07/07/21	4,200,000	4,200,000
M/F Housing RB (David Ave Apt) Series 2007WW (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.04%		07/07/21	5,300,000	5,300,000
M/F Housing RB (Grande Garden Apts) Series 2004TT (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.06%		07/07/21	1,925,000	1,925,000
M/F Housing RB (Imperial Park Apts) Series 2007OO (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.04%		07/07/21	10,620,000	10,620,000
M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.05%		07/07/21	13,500,000	13,500,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.05%		07/07/21	5,500,000	5,500,000
M/F Housing RB (Oak Center Towers) Series 2005L (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.06%		07/07/21	2,920,000	2,920,000
M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.05%		07/07/21	12,300,000	12,300,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: CITIBANK NA)	c	0.06%		07/07/21	5,440,000	5,440,000
M/F Housing Refunding RB (Crossings at Madera) Series 2005B (LOC: CITIBANK NA)	c	0.06%		07/07/21	2,370,000	2,370,000
M/F Housing Refunding RB (Desert Palms Apts) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.11%		07/07/21	7,000,000	7,000,000
17
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.08%		07/07/21	16,845,000	16,845,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: FEDERAL HOME LOAN BANKS)	c	0.07%		07/07/21	15,650,000	15,650,000
RB (Rady Children’s Hospital) Series 2008B (LOC: WELLS FARGO BANK NA)	c	0.01%		07/01/21	12,915,000	12,915,000
RB (Sutter Health) Series 2007A,2008B,2008C (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	d,e	0.09%		07/07/21	4,315,000	4,315,000
Carlsbad
M/F Housing RB (The Greens Apts) Series 2003A (LOC: CITIBANK NA)	c	0.09%		07/07/21	12,115,000	12,115,000
Chino Valley USD
GO Bonds Series 2016B (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.05%		07/07/21	3,460,000	3,460,000
GO Bonds Series 2017A (LIQ: BARCLAYS BANK PLC)	d,e	0.05%		07/07/21	7,500,000	7,500,000
GO Bonds Series 2020B (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.05%		07/07/21	2,000,000	2,000,000
Chula Vista
M/F Housing Refunding RB (Teresina Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.03%		07/07/21	26,240,000	26,240,000
Coast CCD
GO Bonds Series 2017D (LIQ: ROYAL BANK OF CANADA)	d,e	0.05%		07/07/21	11,790,000	11,790,000
Contra Costa CCD
GO Bonds Series 2013 (ESCROW) (LIQ: CITIBANK NA)	d,e	0.05%	07/01/21	07/07/21	7,800,000	7,800,000
GO Bonds Series 2013 (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.06%		07/07/21	7,500,000	7,500,000
East Bay Municipal Utility District
Water RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	2,500,000	2,500,000
Water Refunding RB Series 2012A (LIQ: CITIBANK NA)	d,e	0.04%		07/07/21	17,900,000	17,900,000
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	d,e	0.04%		07/07/21	25,000,000	25,000,000
Water Sub Refunding RB Series 2012A (ESCROW) (LIQ: CITIBANK NA)	d,e	0.04%		07/07/21	25,500,000	25,500,000
Eastern Municipal Water Financing Auth
Water & Wastewater RB Series 2017D (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.05%		07/07/21	4,800,000	4,800,000
El Camino CCD
GO Bonds Series 2018B (LIQ: BARCLAYS BANK PLC)	d,e	0.05%		07/07/21	8,000,000	8,000,000
Elk Grove USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	d,e	0.06%		07/07/21	2,100,000	2,100,000
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	0.02%		07/01/21	1,600,000	1,600,000
Foothill-DeAnza CCD
GO Bonds Series C (ESCROW) (LIQ: CITIBANK NA)	d,e	0.05%	07/01/21	07/07/21	4,500,000	4,500,000
Fremont UHSD
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.05%		07/07/21	3,415,000	3,415,000
Fresno USD
GO Bonds Series 2010D & 2016B (LIQ: ROYAL BANK OF CANADA)	d,e	0.05%		07/07/21	17,100,000	17,100,000
Glendale Community College Dist
GO Bonds Series B (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.05%		07/07/21	3,500,000	3,500,000
Grossmont Healthcare District
GO Bonds Series 2011B (ESCROW) (LIQ: CREDIT SUISSE AG)	d,e	0.06%	07/01/21	07/07/21	8,200,000	8,200,000
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.05%		07/07/21	13,665,000	13,665,000
18
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hayward Area Recreation & Park District
GO Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	5,015,000	5,015,000
Hayward USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	d,e	0.06%		07/07/21	32,500,000	32,500,000
Irvine Ranch Water District
COP Series 2016 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.05%		07/07/21	3,220,000	3,220,000
GO Bonds Series 2016 (LIQ: BARCLAYS BANK PLC)	d,e	0.05%		07/07/21	4,160,000	4,160,000
GO Refunding Bonds Series 2011A1 (SIFMA Municipal Swap Index + 0.03%)		0.06%	07/01/21	03/02/22	4,200,000	4,200,000
GO Refunding Bonds Series 2011A2 (SIFMA Municipal Swap Index + 0.03%)		0.06%	07/01/21	03/02/22	2,500,000	2,500,000
Jurupa USD
GO Bonds Series 2017B (LIQ: MORGAN STANLEY BANK NA)	d,e	0.05%		07/07/21	9,205,000	9,205,000
Livermore Valley Joint USD
GO Bonds Series 2019 (LIQ: CITIBANK NA)	d,e	0.05%		07/07/21	11,625,000	11,625,000
Long Beach CCD
GO Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.05%		07/07/21	5,456,000	5,456,000
Long Beach Harbor Dept
RB Series 2015D (LIQ: CITIBANK NA)	d,e	0.05%		07/07/21	2,000,000	2,000,000
RB Series 2019A (LIQ: BANK OF AMERICA NA)	d,e	0.05%		07/07/21	2,975,000	2,975,000
Long Beach USD
GO Bonds Series 2016A&2008E (LIQ: MORGAN STANLEY BANK NA)	d,e	0.05%		07/07/21	12,000,000	12,000,000
GO Bonds Series E (LIQ: BARCLAYS BANK PLC)	d,e	0.05%		07/07/21	4,000,000	4,000,000
GO Bonds Series F (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.05%		07/07/21	6,430,000	6,430,000
GO Refunding Bonds 2012 (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%	07/01/21	07/07/21	8,715,000	8,715,000
Los Angeles
Wastewater System RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.05%		07/07/21	2,510,000	2,510,000
Wastewater System Refunding RB Series 2015C & D (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	d,e	0.18%	07/01/21	12/01/21	5,000,000	5,000,000
Wastewater System Sub Refunding RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%	07/01/21	07/07/21	7,500,000	7,500,000
Los Angeles Cnty Metropolitan Transportation Auth
Sr Sales Tax RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.05%		07/07/21	9,880,000	9,880,000
Los Angeles Community Redevelopment Agency
M/F Housing RB (Security Building) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.06%		07/07/21	10,245,000	10,245,000
Los Angeles Dept of Airports
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.07%	07/01/21	07/07/21	7,500,000	7,500,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.11%		07/07/21	5,500,000	5,500,000
Sr RB Series 2015D (LIQ: MORGAN STANLEY BANK NA)	d,e	0.11%		07/07/21	7,450,000	7,450,000
Sr RB Series 2020C (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.07%		07/07/21	2,665,000	2,665,000
Sub RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.07%		07/07/21	9,555,000	9,555,000
Sub RB Series 2016A, 2017A, 2018A, 2018C, 2019F (LIQ: ROYAL BANK OF CANADA)	d,e	0.10%		07/07/21	8,770,000	8,770,000
Sub RB Series 2016B (LIQ: ROYAL BANK OF CANADA)	d,e	0.10%		07/07/21	1,460,000	1,460,000
Sub RB Series 2018A (LIQ: BARCLAYS BANK PLC)	d,e	0.06%		07/07/21	13,885,000	13,885,000
Sub RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.11%		07/07/21	2,500,000	2,500,000
19
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sub RB Series 2018C&D (LIQ: MORGAN STANLEY BANK NA)	d,e	0.11%		07/07/21	40,285,000	40,285,000
Sub RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.07%		07/07/21	7,945,000	7,945,000
Sub RB Series 2019F (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.07%		07/07/21	24,805,000	24,805,000
Sub Refunding RB Series 2021A (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.11%		07/07/21	5,600,000	5,600,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B3 (LIQ: BARCLAYS BANK PLC)	c	0.01%		07/01/21	13,200,000	13,200,000
Power System RB Series 2002A5 (LIQ: BANK OF AMERICA NA)	c	0.01%		07/01/21	3,825,000	3,825,000
Power System RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	9,525,000	9,525,000
Power System RB Series 2017A (LIQ: ROYAL BANK OF CANADA)	d,e	0.05%		07/07/21	1,000,000	1,000,000
Power System RB Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.05%		07/07/21	4,600,000	4,600,000
Power System RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.05%		07/07/21	4,800,000	4,800,000
Water System RB Series 2001B4 (LIQ: CITIBANK NA)	c	0.01%		07/01/21	5,700,000	5,700,000
Water System RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.05%	07/01/21	07/07/21	5,500,000	5,500,000
Water System RB Series 2012A (LIQ: ROYAL BANK OF CANADA)	d,e	0.05%	07/01/21	07/07/21	13,500,000	13,500,000
Water System RB Series 2012B (LIQ: CITIBANK NA)	d,e	0.05%	07/01/21	07/07/21	7,310,000	7,310,000
Water System RB Series 2014A (LIQ: BANK OF AMERICA NA)	d,e	0.05%	07/01/21	07/07/21	6,850,000	6,850,000
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%	07/01/21	07/07/21	8,700,000	8,700,000
Los Angeles Harbor Dept
Refunding RB Series 2016C (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.05%		07/07/21	1,875,000	1,875,000
Los Angeles USD
GO Bonds Series 2018B1 (LIQ: BANK OF AMERICA NA)	d,e	0.05%		07/07/21	1,570,000	1,570,000
GO Bonds Series 2020 RYQ (LIQ: BARCLAYS BANK PLC)	d,e	0.05%		07/07/21	10,440,000	10,440,000
Marin CCD
GO Series 2016A (LOC: ROYAL BANK OF CANADA)	d,e	0.05%		07/07/21	4,000,000	4,000,000
Marin Healthcare District
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.05%		07/07/21	5,100,000	5,100,000
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	1,530,000	1,530,000
GO Bonds Series 2017A (LIQ: ROYAL BANK OF CANADA)	d,e	0.05%		07/07/21	10,000,000	10,000,000
Mt. San Antonio CCD
GO Bonds Series 2019A (LIQ: ROYAL BANK OF CANADA)	d,e	0.05%		07/07/21	4,000,000	4,000,000
Norwalk La Mirada USD
GO Bonds Series E (LIQ: WELLS FARGO BANK NA)	d,e	0.05%		07/07/21	7,450,000	7,450,000
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: TORONTO-DOMINION BANK/THE)	c,d	0.07%		07/07/21	13,000,000	13,000,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	c,d	0.12%		07/07/21	55,500,000	55,500,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	c,d	0.10%		07/07/21	11,000,000	11,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: JPMORGAN CHASE BANK NA)	c,d	0.12%		07/07/21	23,500,000	23,500,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	c,d	0.10%		07/07/21	54,400,000	54,400,000
Oakland
GO Bonds Series 2020B1 (LIQ: ROYAL BANK OF CANADA)	d,e	0.05%		07/07/21	9,000,000	9,000,000
20
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Orange Cnty Sanitation District
Wastewater Refunding Revenue Obligations Series 2015A (LIQ: CITIBANK NA)	d,e	0.05%	07/01/21	07/07/21	8,000,000	8,000,000
Oxnard SD
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	d,e	0.05%		07/07/21	5,000,000	5,000,000
Oxnard UHSD
GO Bonds Series A (LIQ: BARCLAYS BANK PLC)	d,e	0.05%		07/07/21	7,200,000	7,200,000
Palomar CCD
GO Bonds Series C (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.06%		07/07/21	7,500,000	7,500,000
GO Bonds Series C (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	30,280,000	30,280,000
Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US BANK NATIONAL ASSOCIATION)	c	0.06%		07/07/21	2,350,000	2,350,000
Pomona USD
GO Bonds Series 2020D (LIQ: ROYAL BANK OF CANADA)	d,e	0.05%		07/07/21	9,445,000	9,445,000
Sacramento
Water RB Series 2017 (LIQ: CITIBANK NA)	d,e	0.06%		07/07/21	7,410,000	7,410,000
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.05%		07/07/21	16,000,000	16,000,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	4,750,000	4,750,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	d,e	0.18%	07/01/21	10/01/21	2,300,000	2,300,000
Sacramento Municipal Utility District
Electric RB Series 2020H (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.05%		07/07/21	3,000,000	3,000,000
San Bernardino CCD
GO Refunding Bonds Series 2013A (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.06%	07/01/21	07/07/21	8,000,000	8,000,000
San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: CITIBANK NA)	d,e	0.05%	07/01/21	07/07/21	8,300,000	8,300,000
San Diego Housing Auth
M/F Housing RB (Courthouse Commons) Series 2020F (LOC: MIZUHO BANK LTD)	c	0.04%		07/07/21	750,000	750,000
M/F Housing RB (Park & Market Apts) Series 2017A (LOC: MUFG BANK LTD)	c	0.04%		07/07/21	2,700,000	2,700,000
San Diego USD
GO Bonds Series 2013C (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.05%	07/01/21	07/07/21	16,000,000	16,000,000
GO Bonds Series 2017 & 2019 (LIQ: WELLS FARGO BANK NA)	d,e	0.03%		07/07/21	11,520,000	11,520,000
GO Bonds Series 2017 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.05%		07/07/21	8,000,000	8,000,000
GO Bonds Series 2020M2 (LIQ: WELLS FARGO BANK NA)	d,e	0.05%		07/07/21	9,585,000	9,585,000
San Francisco
M/F Housing RB (Carter Terrace Apts) Series 2002B (LOC: CITIBANK NA)	c	0.10%		07/07/21	2,875,000	2,875,000
San Francisco Airport Commission
RB 2nd Series 2016B (LIQ: ROYAL BANK OF CANADA)	d,e	0.16%		07/07/21	12,000,000	12,000,000
RB 2nd Series 2019 (LOC: JPMORGAN CHASE BANK NA)	d,e	0.07%		07/07/21	40,740,000	40,740,000
RB 2nd Series 2019A (LOC: JPMORGAN CHASE BANK NA)	d,e	0.07%		07/07/21	11,305,000	11,305,000
RB 2nd Series 2019E (LIQ: BARCLAYS BANK PLC)	d,e	0.15%		07/07/21	29,365,000	29,365,000
21
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB 2nd Series 2019E (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.13%		07/07/21	7,110,000	7,110,000
Refunding RB Series 2010A2 (LOC: BANK OF AMERICA NA)	c	0.04%		07/07/21	3,835,000	3,835,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2017A1 (LIQ: BARCLAYS BANK PLC)	d,e	0.05%		07/07/21	3,335,000	3,335,000
GO Bonds Series 2017A1 (LIQ: CITIBANK NA)	d,e	0.05%		07/07/21	4,800,000	4,800,000
GO Bonds Series 2017A1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.05%		07/07/21	2,650,000	2,650,000
Sales Tax RB Series 2019A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	5,700,000	5,700,000
San Francisco Public Utilities Commission
Water RB 2011 & 2012A (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.06%	07/01/21	07/07/21	8,685,000	8,685,000
Water RB Series 2012A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%	07/01/21	07/07/21	7,500,000	7,500,000
Water RB Series 2017 D (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.05%		07/07/21	4,430,000	4,430,000
Water RB Series 2017A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.05%		07/07/21	8,000,000	8,000,000
San Joaquin Cnty Transportation Auth
Sales Tax Refunding RB Series 2017 (LIQ: ROYAL BANK OF CANADA)	d,e	0.05%		07/07/21	7,500,000	7,500,000
San Jose
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.10%		07/07/21	795,000	795,000
San Jose USD
GO Bonds Series 2015C (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.07%	07/01/21	07/07/21	1,000,000	1,000,000
GO Bonds Series 2018E (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.05%		07/07/21	2,920,000	2,920,000
San Jose-Evergreen CCD
GO Bonds Series A (ESCROW) (LIQ: CITIBANK NA)	d,e	0.05%	07/01/21	07/07/21	3,980,000	3,980,000
San Luis Obispo Cnty CCD
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.07%		07/07/21	6,580,000	6,580,000
San Marcos USD
GO Bonds Series A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.07%	07/01/21	07/07/21	5,340,000	5,340,000
GO Bonds Series C (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%	07/01/21	07/07/21	6,665,000	6,665,000
San Mateo Cnty CCD
GO Bonds Series 2015A (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	8,810,000	8,810,000
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	2,230,000	2,230,000
San Mateo Cnty Transportation Auth
Sub Sales Tax RB Series 2020B (LOC: BANK OF AMERICA NA)	c	0.03%		07/01/21	600,000	600,000
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: MUFG UNION BANK NA)	c	0.13%		07/07/21	5,867,000	5,867,000
M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: MUFG UNION BANK NA)	c	0.06%		07/07/21	3,534,000	3,534,000
Santa Clara USD
GO Bonds Series 2019 (LIQ: BANK OF AMERICA NA)	d,e	0.06%		07/07/21	4,000,000	4,000,000
Santa Cruz Cnty Successor Redevelopment Agency
M/F Housing RB (Shaffer Road Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.05%		07/07/21	3,205,000	3,205,000
Solano CCD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	3,000,000	3,000,000
Southern California Metropolitan Water District
Water RB Series 2017A (LIQ: PNC BANK NATIONAL ASSOCIATION)	c	0.01%		07/01/21	9,040,000	9,040,000
Sunnyvale SD
GO Bonds Series 2019C (LIQ: MORGAN STANLEY BANK NA)	d,e	0.05%		07/07/21	6,000,000	6,000,000
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Temecula Valley USD
GO Bonds Series 2021D (LIQ: WELLS FARGO BANK NA)	d,e	0.05%		07/07/21	6,000,000	6,000,000
Union Elementary SD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	8,145,000	8,145,000
Univ of California
General RB Series 2013AI & 2016AR (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.06%		07/07/21	2,685,000	2,685,000
General RB Series 2013AI (LIQ: CREDIT SUISSE AG)	d,e	0.05%		07/07/21	12,000,000	12,000,000
General RB Series 2014AM (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%	07/01/21	07/07/21	7,600,000	7,600,000
Limited Project RB Series 2012G (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	4,695,000	4,695,000
Limited Project RB Series 2015I (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.05%		07/07/21	4,800,000	4,800,000
Limited Project RB Series 2021Q (LIQ: TORONTO-DOMINION BANK/THE)	d,e	0.06%		07/07/21	2,500,000	2,500,000
Medical Center Pooled RB Series 2013J (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.05%		07/07/21	5,000,000	5,000,000
Medical Center Pooled RB Series 2016L (LIQ: BARCLAYS BANK PLC)	d,e	0.05%		07/07/21	2,220,000	2,220,000
West Valley-Mission CCD
GO Bonds Series 2015B (LIQ: MORGAN STANLEY BANK NA)	d,e	0.06%		07/07/21	8,500,000	8,500,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: MUFG UNION BANK NA)	c	0.10%		07/07/21	3,905,000	3,905,000
Yosemite CCD
GO Bonds Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	d,e	0.05%		07/07/21	5,483,000	5,483,000
Total Variable-Rate Municipal Securities
(Cost $1,882,410,000)						1,882,410,000
a	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
b	All or a portion of this security is designated as collateral for delayed-delivery securities.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,416,664,000 or 44.4% of net assets.
e	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
GO —	General obligation
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note

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Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

At June 30, 2021, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
24
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab California Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2021; unaudited
Assets
Investments in securities, at cost and value — unaffiliated (Note 2a)		$3,231,905,569
Cash		39,392,454
Receivables:
Fund shares sold		38,886,903
Interest		1,764,882
Prepaid expenses	+	26,206
Total assets		3,311,976,014
Liabilities
Payables:
Investments bought		26,240,345
Investments bought — Delayed delivery		85,947,250
Investment adviser and administrator fees		207,254
Shareholder service fees		12
Independent trustees’ fees		2,364
Fund shares redeemed		6,667,067
Distributions to shareholders		13,108
Accrued expenses	+	257,308
Total liabilities		119,334,708
Net Assets
Total assets		3,311,976,014
Total liabilities	–	119,334,708
Net assets		$3,192,641,306
Net Assets by Source
Capital received from investors		3,192,202,079
Total distributable earnings		439,227

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$2,493,268,584		2,491,650,640		$1.00
Ultra Shares	$699,372,722		698,944,361		$1.00

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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab California Municipal Money Fund
Statement of Operations

For the period January 1, 2021 through June 30, 2021; unaudited
Investment Income
Interest received from securities — unaffiliated		$2,058,939
Expenses
Investment adviser and administrator fees		3,168,026
Shareholder service fees:
Investor Shares		2,107,578
Portfolio accounting fees		85,985
Custodian fees		33,017
Registration fees		27,667
Professional fees		22,095
Independent trustees’ fees		20,422
Shareholder reports		19,685
Transfer agent fees		18,533
Other expenses	+	20,847
Total expenses		5,523,855
Expense reduction by CSIM and its affiliates	–	3,631,550
Net expenses	–	1,892,305
Net investment income		166,634
Realized Gains (Losses)
Net realized gains on sales of securities — unaffiliated		439,227
Increase in net assets resulting from operations		$605,861
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab California Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/21-6/30/21		1/1/20-12/31/20
Net investment income		$166,634	$18,093,970
Net realized gains	+	439,227	400,572
Increase in net assets from operations		605,861	18,494,542
Distributions to Shareholders1
Investor Shares		(140,417)	(18,359,373)
Ultra Shares	+	(26,217)	(33,265)
Total distributions		($166,634)	($18,392,638)
Transactions in Fund Shares*,1
Shares Sold
Investor Shares		297,408,501	4,549,442,281
Ultra Shares	+	604,350,250	467,753,645
Total shares sold		901,758,751	5,017,195,926
Shares Reinvested
Investor Shares		101,166	15,100,458
Ultra Shares	+	18,400	29,270
Total shares reinvested		119,566	15,129,728
Shares Redeemed
Investor Shares		(1,209,028,787)	(7,328,054,291)
Ultra Shares	+	(280,359,218)	(92,847,986)
Total shares redeemed		(1,489,388,005)	(7,420,902,277)
Net transactions in fund shares		(587,509,688)	(2,388,576,623)
Net Assets
Beginning of period		3,779,711,767	6,168,186,486
Total decrease	+	(587,070,461)	(2,388,474,719)
End of period		$3,192,641,306	$3,779,711,767
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Ultra Shares commenced operations on September 24, 2020.
27
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/21– 6/30/21*	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17[1]	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.01	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	(0.00) [3]	0.01	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]	0.01	0.01	0.01	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]	(0.01)	(0.01) [4]	(0.01) [4]	(0.00) [3]
Distributions from net realized gains	—	(0.00) [3]	—	—	(0.00) [3]	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]	(0.01)	(0.01)	(0.01)	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.00% [5],[6]	0.34%	1.18%	1.16% [4]	0.56% [4]	0.12%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.14% [7],[8]	0.30% [8],[9]	0.35%	0.35%	0.42% [10]	0.34% [8]
Gross operating expenses	0.38% [7]	0.49%	0.51%	0.52%	0.56%	0.58%
Net investment income (loss)	0.01% [7]	0.43%	1.16%	1.16%	0.48%	0.12%
Net assets, end of period (x 1,000,000)	$540	$668	$1,466	$1,126	$322	$209

Ultra Shares	1/1/21– 6/30/21*	9/24/20 [11]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]
Total from investment operations	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	—	(0.00) [3]
Total distributions	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00
Total return	0.01% [5]	0.02% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.14% [7],[8]	0.19% [7]
Gross operating expenses	0.23% [7]	0.22% [7]
Net investment income (loss)	0.01% [7]	0.03% [7]
Net assets, end of period (x 1,000,000)	$83	$119
*	Unaudited.
1
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Amounts include special distributions. For the periods ended December 31, 2018 and December 31, 2017, the effects on the distributions from net investment income were less than $0.005 and $0.005, respectively, and the effects on total returns were 0.04% and 0.08%, respectively.
5
Not annualized.
6
Less than 0.005%.
7
Annualized.
8
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
9
Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
10
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
11
Commencement of operations.
28
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 15.5% of net assets
New York 15.5%
Ballston Spa CSD
GO BAN 2021A		1.25%		06/24/22	2,500,000	2,526,188
Colonie
GO BAN 2021		1.50%		03/11/22	6,990,000	7,050,394
Irondequoit
BAN 2020B		1.00%		12/17/21	6,500,000	6,520,977
BAN 2021A		1.50%		04/15/22	6,000,000	6,061,640
La Grange
BAN 2021A		1.25%		05/12/22	9,000,000	9,082,099
Monticello CSD
GO BAN 2021		1.25%		06/29/22	2,000,000	2,021,541
New York City
GO Bonds Fiscal 2008 Series J8		4.00%		08/01/21	455,000	456,457
GO Bonds Fiscal 2012 Series B (ESCROW)		4.00%		08/01/21	100,000	100,328
GO Bonds Fiscal 2012 Series F		5.00%		08/01/21	100,000	100,406
GO Bonds Fiscal 2012 Series I		5.00%		08/01/21	40,000	40,161
GO Bonds Fiscal 2013 Series B		5.00%		08/01/21	400,000	401,635
GO Bonds Fiscal 2013 Series H		5.00%		08/01/21	125,000	125,513
GO Bonds Fiscal 2013 Series I (ESCROW)		4.00%		08/01/21	250,000	250,807
GO Bonds Fiscal 2013 Series J		5.00%		08/01/21	500,000	502,034
GO Bonds Fiscal 2014 Series D1		5.00%		08/01/21	515,000	517,107
GO Bonds Fiscal 2014 Series E		5.00%		08/01/21	200,000	200,831
GO Bonds Fiscal 2014 Series H		5.00%		08/01/21	100,000	100,414
GO Bonds Fiscal 2015 Series B		5.00%		08/01/21	270,000	271,100
GO Bonds Fiscal 2016 Series D		5.00%		08/01/21	200,000	200,815
GO Bonds Fiscal 2016 Series E		5.00%		08/01/21	645,000	647,620
GO Bonds Fiscal 2017 Series A1		4.00%		08/01/21	425,000	426,387
GO Bonds Fiscal 2018 Series A		5.00%		08/01/21	120,000	120,484
GO Bonds Fiscal 2019 Series A		5.00%		08/01/21	460,000	461,877
GO Bonds Fiscal 2019 Series E		5.00%		08/01/21	505,000	507,065
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2003 Series A1		5.00%		11/01/21	100,000	101,614
Future Tax Secured Sub Bonds Fiscal 2017 Series C		5.00%		11/01/21	420,000	426,745
Future Tax Secured Sub RB Fiscal 2012 Series A		5.00%		11/01/21	350,000	355,645
Future Tax Secured Sub RB Fiscal 2013 Series B		4.00%		11/01/21	155,000	156,979
Future Tax Secured Sub RB Fiscal 2013 Series D		5.00%		11/01/21	100,000	101,635
Future Tax Secured Sub RB Fiscal 2015 Series C		5.00%		11/01/21	570,000	579,148
Future Tax Secured Sub RB Fiscal 2016 Series C		5.00%		11/01/21	350,000	355,651
Future Tax Secured Sub RB Fiscal 2021 Series A		5.00%		11/01/21	510,000	518,229
Recovery Bonds Fiscal 2003 Series 21B		4.00%		11/01/21	150,000	151,924
New York State Dormitory Auth
RB (Columbia Univ) Series 2012A		5.00%		10/01/21	590,000	597,150
RB (Columbia Univ) Series 2016B		5.00%		10/01/21	750,000	759,153
RB (Memorial Sloan-Kettering Center) Series 2012-1		4.00%		07/01/21	150,000	150,000
State Personal Income Tax RB Series 2012D		5.00%		02/15/22	110,000	113,285
State Personal Income Tax RB Series 2014A		5.00%		02/15/22	195,000	200,889
State Personal Income Tax RB Series 2017A		5.00%		02/15/22	1,195,000	1,230,630
State Personal Income Tax RB Series 2020A		5.00%		09/15/21	670,000	676,732
State Sales Tax RB Series 2013A		5.00%		03/15/22	250,000	258,397
State Sales Tax RB Series 2015A		5.00%		03/15/22	830,000	858,017
State Sales Tax RB Series 2015B		5.00%		03/15/22	415,000	428,952
State Sales Tax RB Series 2017A		5.00%		03/15/22	300,000	310,106
State Sales Tax RB Series 2018A		5.00%		03/15/22	150,000	155,050
State Sales Tax RB Series 2018C		5.00%		03/15/22	550,000	568,517
New York State Environmental Facilities Corp
State Revolving Funds RB Series 2015D		5.00%		09/15/21	250,000	252,528
New York State Power Auth
CP Series 1		0.29%		07/13/21	3,000,000	3,000,000
CP Series 1		0.29%		08/03/21	650,000	650,000
CP Series 2		0.28%		07/15/21	1,900,000	1,900,000
CP Series 2		0.09%		09/16/21	2,700,000	2,700,000
CP Series 2		0.12%		11/18/21	3,100,000	3,100,000
CP Series 2		0.20%		12/02/21	10,000,000	10,000,000
Extendible CP Series 1		0.12%	09/01/21	02/28/22	5,000,000	5,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2013A2		2.00%		03/15/22	100,000	101,236
State Personal Income Tax RB Series 2014A		5.00%		03/15/22	150,000	155,078
State Personal Income Tax RB Series 2016A		5.00%		03/15/22	225,000	232,598
State Sales Tax RB Series 2019A		5.00%		03/15/22	1,265,000	1,307,636
Port Washington UFSD
BAN 2020		1.50%		08/05/21	1,395,000	1,396,697
Rye
BAN 2020		1.50%		10/01/21	1,500,000	1,504,408
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (ESCROW)		4.00%		10/15/21	250,000	252,750
Sales Tax RB Fiscal 2015 Series A (ESCROW)		5.00%		10/15/21	1,880,000	1,906,181
30
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Southold
BAN 2020		1.75%		09/23/21	2,000,000	2,006,794
Sweet Home CSD
BAN 2021A	a	1.25%		07/07/22	5,000,000	5,052,500
Tompkins Cnty
BAN 2021B		1.50%		02/18/22	3,050,000	3,074,950
Williamsville CSD
BAN 2021		1.00%		06/08/22	5,000,000	5,038,791
Total Fixed-Rate Municipal Securities
(Cost $96,380,475)						96,380,475

Variable-Rate Municipal Securities 84.7% of net assets
New York 84.7%
Battery Park City Auth
Jr RB Series 2019E (LIQ: ROYAL BANK OF CANADA)	b,c	0.06%		07/07/21	5,695,000	5,695,000
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	0.08%		07/07/21	8,765,000	8,765,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	0.08%		07/07/21	10,775,000	10,775,000
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	0.08%		07/07/21	11,365,000	11,365,000
Erie Cnty IDA
IDRB (Hydro-Air Components) Series 2006 (LOC: HSBC BANK USA NA)	d	0.10%		07/07/21	2,575,000	2,575,000
Lancaster IDA
Civic Facility RB (GreenField Manor) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	0.08%		07/07/21	11,200,000	11,200,000
IDRB (Sealing Devices) Series 2007 (LOC: HSBC BANK USA NA)	d	0.10%		07/07/21	1,090,000	1,090,000
IDRB (Sealing Devices) Series 2016 (LOC: HSBC BANK USA NA)	d	0.08%		07/07/21	2,850,000	2,850,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2016B-1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.06%		07/07/21	3,335,000	3,335,000
Dedicated Tax Fund Bonds Series 2017A (LIQ: BARCLAYS BANK PLC)	b,c	0.08%		07/07/21	7,500,000	7,500,000
Dedicated Tax Fund Bonds Series 2017B-1 (LIQ: MORGAN STANLEY BANK NA)	b,c	0.08%		07/07/21	2,500,000	2,500,000
Dedicated Tax Fund Refunding Bonds Series 2008A-1 (LOC: TD BANK NA)	d	0.02%		07/01/21	1,010,000	1,010,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.06%	07/01/21	07/07/21	8,000,000	8,000,000
Dedicated Tax Fund Refunding Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.06%		07/07/21	1,345,000	1,345,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	0.08%		07/07/21	11,960,000	11,960,000
New York City
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	b,c	0.06%	07/01/21	07/07/21	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	b,c	0.06%	07/01/21	07/07/21	1,900,000	1,900,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.06%	07/01/21	07/07/21	2,635,000	2,635,000
31
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	b,c	0.06%	07/01/21	07/07/21	5,830,000	5,830,000
GO Bonds Fiscal 2017 Series A6 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	d	0.03%		07/01/21	675,000	675,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF THE WEST)	d	0.03%		07/01/21	500,000	500,000
GO Bonds Fiscal 2018 Series B1 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	0.08%		07/07/21	4,760,000	4,760,000
GO Bonds Fiscal 2019 Series D (LIQ: BANK OF AMERICA NA)	b,c	0.06%		07/07/21	4,005,000	4,005,000
GO Bonds Fiscal 2020 Series A (LIQ: BANK OF AMERICA NA)	b,c	0.06%		07/07/21	9,330,000	9,330,000
GO Bonds Fiscal 2021 Series F (LIQ: BANK OF AMERICA NA)	b,c	0.06%		07/07/21	2,905,000	2,905,000
GO Bonds Fiscal 2021 Series F1 (LIQ: BANK OF AMERICA NA)	b,c	0.06%		07/07/21	3,400,000	3,400,000
New York City Housing Development Corp
M/F Housing RB Series 2019B1A (LIQ: BARCLAYS BANK PLC)	b,c	0.06%		07/07/21	3,200,000	3,200,000
M/F Mortgage RB (201 Pearl St) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	d	0.05%		07/07/21	1,255,000	1,255,000
M/F Mortgage RB (Las Casas) Series 2008A (LOC: BANK OF AMERICA NA)	d,e	0.05%		07/07/21	11,655,000	11,655,000
New York City IDA
Empowerment Zone RB (Tiago Holdings) Series 2007 (LOC: TD BANK NA)	d	0.06%		07/07/21	8,865,000	8,865,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series FF (LIQ: MORGAN STANLEY BANK NA)	b,c	0.06%		07/07/21	4,000,000	4,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	b,c	0.03%		07/01/21	675,000	675,000
Water & Sewer System 2nd General Resolution RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	b,c	0.06%		07/07/21	1,500,000	1,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	b,c	0.03%		07/01/21	1,935,000	1,935,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series BB (LIQ: ROYAL BANK OF CANADA)	b,c	0.06%	07/01/21	07/07/21	10,515,000	10,515,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	b,c	0.06%	07/01/21	07/07/21	5,300,000	5,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA4 (LIQ: BANK OF MONTREAL)	d	0.02%		07/01/21	1,370,000	1,370,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD (LIQ: BARCLAYS BANK PLC)	b,c	0.06%		07/07/21	6,000,000	6,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series EE2 (LIQ: BANK OF AMERICA NA)	b,c	0.06%		07/07/21	635,000	635,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2013 Series S1 (LIQ: BANK OF AMERICA NA)	b,c	0.06%	07/01/21	07/07/21	6,000,000	6,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.06%		07/07/21	8,000,000	8,000,000
Building Aid RB Fiscal 2021 Series S1 (LIQ: BARCLAYS BANK PLC)	b,c	0.06%		07/07/21	13,970,000	13,970,000
Future Tax Sec Sub Bonds Fiscal Series 2018C3 & 2020B1 & 2021C1 (LIQ: BANK OF AMERICA NA)	b,c	0.06%		07/07/21	7,795,000	7,795,000
Future Tax Secured Bonds Fiscal 1998 Series C (LIQ: ROYAL BANK OF CANADA)	b,c	0.06%	07/01/21	07/07/21	10,500,000	10,500,000
32
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	b,c	0.06%	07/01/21	07/07/21	3,400,000	3,400,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: MORGAN STANLEY BANK NA)	b,c	0.06%	07/01/21	07/07/21	5,780,000	5,780,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B1 (SIFMA Municipal Swap Index + 0.15%)		0.13%	07/01/21	11/05/21	4,350,000	4,350,000
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.08%		07/07/21	5,815,000	5,815,000
New York State Dormitory Auth
State Personal Income Tax RB Series 2013A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.06%		07/07/21	2,000,000	2,000,000
State Personal Income Tax RB Series 2015E (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.06%		07/07/21	6,250,000	6,250,000
State Personal Income Tax RB Series 2018A (LIQ: BANK OF AMERICA NA)	b,c	0.06%		07/07/21	2,830,000	2,830,000
State Personal Income Tax RB Series 2019D (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.06%		07/07/21	5,000,000	5,000,000
State Personal Income Tax RB Series 2019D (LIQ: MORGAN STANLEY BANK NA)	b,c	0.06%		07/07/21	5,950,000	5,950,000
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	b,c	0.06%		07/07/21	2,800,000	2,800,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	b,c	0.06%		07/07/21	7,960,000	7,960,000
State Sales Tax RB Series 2018C (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.06%		07/07/21	10,880,000	10,880,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2017E (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.06%		07/07/21	5,000,000	5,000,000
New York State HFA
Housing RB (1500 Lexington Ave) Series 2002A (GTY: FEDERAL NATIONAL MORTGAGE ASSOCIATION) (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	d	0.04%		07/07/21	9,800,000	9,800,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	d	0.06%		07/07/21	15,000,000	15,000,000
Housing RB (Clinton Green South) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	d	0.06%		07/07/21	26,000,000	26,000,000
Housing RB (Gateway to New Cassel) Series 2006A (LOC: JPMORGAN CHASE BANK NA)	d	0.07%		07/07/21	5,300,000	5,300,000
Housing RB (West Village Apts) Series 2008A (LOC: CITIBANK NA)	d	0.07%		07/07/21	5,300,000	5,300,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 142 (LIQ: ROYAL BANK OF CANADA)	d	0.03%		07/01/21	2,780,000	2,780,000
Homeowner Mortgage RB Series 144 (LIQ: BANK OF AMERICA NA)	d	0.05%		07/01/21	6,005,000	6,005,000
Homeowner Mortgage RB Series 210 (LIQ: BARCLAYS BANK PLC)	d	0.06%		07/07/21	700,000	700,000
Homeowner Mortgage RB Series 231 (LIQ: ROYAL BANK OF CANADA)	b,c	0.06%		07/07/21	3,545,000	3,545,000
New York State Power Auth
RB Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.06%		07/07/21	3,925,000	3,925,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.06%		07/07/21	4,665,000	4,665,000
State Personal Income Tax RB Series 2019A (LIQ: CITIBANK NA)	b,c	0.05%		07/07/21	30,000	30,000
State Sales Tax RB Series 2019A (LIQ: BANK OF AMERICA NA)	b,c	0.06%		07/07/21	7,160,000	7,160,000
33
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b,d	0.08%		07/07/21	2,700,000	2,700,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	b,d	0.08%		07/07/21	40,000,000	40,000,000
Onondaga Cnty IDA
IDRB (G.A. Braun Inc) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	0.26%		07/07/21	4,990,000	4,990,000
Port Auth of New York & New Jersey
Consolidated Bonds 177th Series (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.13%	07/01/21	07/07/21	1,700,000	1,700,000
Consolidated Bonds 194th Series (LIQ: MORGAN STANLEY BANK NA)	b,c	0.11%		07/07/21	11,800,000	11,800,000
Consolidated Bonds 206th Series (LIQ: CITIBANK NA)	b,c	0.08%		07/07/21	2,500,000	2,500,000
Consolidated Bonds 206th Series (LIQ: TORONTO-DOMINION BANK/THE)	b,c	0.07%		07/07/21	2,000,000	2,000,000
Consolidated Bonds 214th Series (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.08%		07/07/21	2,000,000	2,000,000
Consolidated Bonds 218th Series (LIQ: MORGAN STANLEY BANK NA)	b,c	0.06%		07/07/21	4,460,000	4,460,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.06%		07/07/21	5,335,000	5,335,000
Triborough Bridge & Tunnel Auth
General Refunding RB Series 2002F (LOC: CITIBANK NA)	d,e	0.01%		07/01/21	8,100,000	8,100,000
Refunding RB Series 2005B-3 (LOC: STATE STREET BANK AND TRUST COMPANY)	d	0.01%		07/01/21	10,495,000	10,495,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	b,c	0.06%	07/01/21	07/07/21	24,375,000	24,375,000
Restructuring Bonds Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	b,c	0.06%	07/01/21	07/07/21	3,355,000	3,355,000
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	d	0.08%		07/07/21	2,420,000	2,420,000
Total Variable-Rate Municipal Securities
(Cost $527,695,000)						527,695,000
a	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $340,545,000 or 54.7% of net assets.
c	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
d	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
e	All or a portion of this security is designated as collateral for delayed-delivery securities.

34
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

BAN —	Bond anticipation note
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TOB —	Tender option bond
UFSD —	Union free school district
VRDN —	Variable rate demand note

At June 30, 2021, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2021; unaudited
Assets
Investments in securities, at cost and value — unaffiliated (Note 2a)		$624,075,475
Cash		1,631
Receivables:
Investments sold		1,300,156
Fund shares sold		2,396,523
Interest		537,836
Prepaid expenses	+	28,961
Total assets		628,340,582
Liabilities
Payables:
Investments bought — Delayed delivery		5,052,500
Investment adviser and administrator fees		29,722
Independent trustees’ fees		1,964
Fund shares redeemed		222,290
Distributions to shareholders		2,576
Accrued expenses	+	116,629
Total liabilities		5,425,681
Net Assets
Total assets		628,340,582
Total liabilities	–	5,425,681
Net assets		$622,914,901
Net Assets by Source
Capital received from investors		622,758,908
Total distributable earnings		155,993

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$540,177,292		539,663,626		$1.00
Ultra Shares	$82,737,609		82,656,995		$1.00

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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Statement of Operations

For the period January 1, 2021 through June 30, 2021; unaudited
Investment Income
Interest received from securities — unaffiliated		$514,808
Expenses
Investment adviser and administrator fees		637,834
Shareholder service fees:
Investor Shares		432,312
Portfolio accounting fees		49,105
Registration fees		25,697
Independent trustees’ fees		17,449
Professional fees		16,287
Custodian fees		9,630
Shareholder reports		6,759
Transfer agent fees		3,982
Other expenses	+	4,557
Total expenses		1,203,612
Expense reduction by CSIM and its affiliates	–	722,460
Net expenses	–	481,152
Net investment income		33,656
Realized Gains (Losses)
Net realized gains on sales of securities — unaffiliated		78,308
Increase in net assets resulting from operations		$111,964
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/21-6/30/21		1/1/20-12/31/20
Net investment income		$33,656	$4,309,216
Net realized gains	+	78,308	211,937
Increase in net assets from operations		111,964	4,521,153
Distributions to Shareholders1
Investor Shares		(28,797)	(4,337,044)
Ultra Shares	+	(4,859)	(11,815)
Total distributions		($33,656)	($4,348,859)
Transactions in Fund Shares*,1
Shares Sold
Investor Shares		66,178,880	1,016,922,427
Ultra Shares	+	71,063,955	163,546,241
Total shares sold		137,242,835	1,180,468,668
Shares Reinvested
Investor Shares		22,868	3,648,496
Ultra Shares	+	2,666	6,111
Total shares reinvested		25,534	3,654,607
Shares Redeemed
Investor Shares		(194,230,296)	(1,818,866,602)
Ultra Shares	+	(107,245,717)	(44,716,260)
Total shares redeemed		(301,476,013)	(1,863,582,862)
Net transactions in fund shares		(164,207,644)	(679,459,587)
Net Assets
Beginning of period		787,044,237	1,466,331,530
Total decrease	+	(164,129,336)	(679,287,293)
End of period		$622,914,901	$787,044,237
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Ultra Shares commenced operations on September 24, 2020.
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab Municipal Money Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund each offer two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2021, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
% of investments in securities with credit enhancements or liquidity enhancements	85%	84%
% of investments in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	12% (Bank of America NA)	11% (JPMorgan Chase Bank NA)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC,” guaranty “GTY” and/or liquidity agreement “LIQ,” respectively, along with the institution providing the enhancement.

4. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious
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Financial Notes, unaudited (continued)

4. Risk Factors (continued):
economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause a fund to lose money or underperform. A fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
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Financial Notes, unaudited (continued)

4. Risk Factors (continued):
State Risk. Schwab New York Municipal Money Fund and Schwab California Municipal Money Fund invest primarily in securities issued by the state of New York and its municipalities and the state of California and its municipalities, respectively. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of a fund’s portfolio. Further, a fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain New York and California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the states of New York and California and/or their municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
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Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of CSIM (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Shareholder Servicing Fee
Investor Shares	0.15%
Ultra Shares	n/a
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
Investor Shares	0.34%	0.34%
Ultra Shares	0.19%	0.19%
During the period ended June 30, 2021, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements, and a portion was waived voluntarily.
	Contractual Expense Limitation Waived Amount	Voluntary Yield Waiver/ Reimbursement Amount	Total Waived Amount
Schwab California Municipal Money Fund	$247,874	$3,383,676	$3,631,550
Schwab New York Municipal Money Fund	448,033	274,427	722,460
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) in accordance with procedures adopted by the Board under Rule 17a-7 of the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2021, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab California Municipal Money Fund	$36,257,829	$—
Schwab New York Municipal Money Fund	50,672,036	—
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Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of June 30, 2021, the tax basis cost of the funds’ investments was as follows:
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
Tax cost	$3,231,905,569	$624,075,475
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2020, the funds had no capital loss carryforwards available to offset future net capital gains.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2021. The tax-basis components of distributions paid during the fiscal year ended December 31, 2020, were as follows:
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
Tax-exempt income	$18,049,873	$4,301,270
Ordinary income	150,371	7,946
Long-term capital gains	192,394	39,643
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Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
As of December 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2020, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of CSIM and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 12, 2021 and June 8, 2021, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 8, 2021 called for the purpose of voting on such approval.1
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees considered CSIM’s effective implementation of its business continuity plan in response to the COVID-19 pandemic and

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government-mandated restrictions during the prior year. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and an array of account features that benefit Fund shareholders who are brokerage clients of Schwab. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition, including Schwab’s ability to maintain consistent operations and service levels during recent periods of remote work and market volatility. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of such Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Funds from exceeding a specified cap, as well as historically using voluntary waivers (which CSIM will not recoup) to maintain a certain yield. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of such Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) graduated investment advisory fee schedules, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab fund complex with such features. The Trustees acknowledged that CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment

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management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by CSIM and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

[1]	The meeting on June 8, 2021 was held by means of videoconference in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.
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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	103	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	103	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	103	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
William P. McMahon, Jr.
1972
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset,

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demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Schwab Municipal Money Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2021 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13603-25
00263015

Semiannual Report  |  June 30, 2021
Schwab Retirement Government Money Fund

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Retirement Government Money Fund
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for CSIM, leads the portfolio management teams for Schwab’s taxable and tax-exempt money market funds, and has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, she was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2011, Ms. Paschen held a number of positions at American Century Investments. She was most recently a portfolio manager and from 2000 to 2003, worked as a fixed-income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a senior portfolio manager where she managed and executed trades for a fixed-income strategy. Prior to that role, she served as a portfolio manager performing fixed-income analysis, a senior research analyst for investor and dealer relations, a senior securities operations analyst in loan and securities operations, and a lead mortgage securities operations specialist. She also worked at Merrill Lynch for a year as a senior specialist in fixed-income global banking and investments.
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund

The Schwab Retirement Government Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the six-month reporting period ended June 30, 2021, demand for government money market funds rose, while demand for prime and municipal money funds fell. The extensive fiscal stimulus programs passed by the U.S. Congress resulted in a significant amount of cash being invested in money market funds. Low interest rates, high demand from investors seeking safety, and declining supply of U.S. Treasury securities, kept yields low.
Although the U.S. economy has demonstrated resilience given the dramatic impact of the COVID-19 pandemic, the federal funds target range remained at 0.00% to 0.25% through the reporting period. The U.S. Federal Reserve (Fed) reiterated its intention to continue its support of the economy, affirmed that it would continue its bond-buying program, which aims to keep interest rates low and inject cash into the economy to encourage lending and investment, and acknowledged that it was keeping an eye on rising inflation.
Outside the U.S., major central banks maintained the low—or for some international central banks, negative—interest rates instituted prior to, and in response to, the COVID-19 pandemic. The European Central Bank held interest rates at 0.00%, unchanged since March 2016, and increased its asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and maintained other programs intended to help support economic growth. The Bank of England maintained its key official bank rate at 0.10% and also reiterated its commitment to its bond-buying program.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. Low yields and a flat yield curve offered little relative value to extend maturities. The fund’s weighted average maturity (WAM) decreased over the reporting period, beginning the period at 46 days and ending it at 38 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	38 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
Performance and Fund Facts as of June 30, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Retirement Government Money Fund
Ticker Symbol	SNRXX
Minimum Initial Investment[1]	$1,000,000
Seven-Day Yield (with waivers)[2]	0.01%
Seven-Day Yield (without waivers)[2]	-0.14%
Seven-Day Effective Yield (with waivers)[2]	0.01%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2021 and held through June 30, 2021.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Beginning Account Value at 1/1/21	Ending Account Value (Net of Expenses) at 6/30/21	Expenses Paid During Period 1/1/21-6/30/21[3]
Schwab Retirement Government Money Fund
Actual Return	0.07%	$1,000.00	$1,000.00	$0.35
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.45	$0.35

[1]	Based on the most recent six-month expense ratio.
[2]	Expense ratio (annualized) reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[3]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
Financial Statements
Financial Highlights
	1/1/21– 6/30/21*	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	5/17/16 [1]– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$0.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]	0.02	0.02	0.01	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	—	0.00 [3]	0.00 [3]	(0.00) [3]
Total from investment operations	0.00 [3]	0.00 [3]	0.02	0.02	0.01	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]	(0.02)	(0.02)	(0.01)	(0.00) [3]
Distributions from net realized gains	—	(0.00) [3]	—	(0.00) [3]	—	—
Total distributions	(0.00) [3]	(0.00) [3]	(0.02)	(0.02)	(0.01)	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.00% [4],[5]	0.40%	2.07%	1.69%	0.70%	0.11% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.07% [6],[7]	0.18% [7]	0.19%	0.19%	0.20% [8]	0.20% [6]
Gross operating expenses	0.21% [6]	0.31%	0.35%	0.38%	0.37%	0.43% [6]
Net investment income (loss)	0.01% [6]	0.38%	2.01%	1.68%	0.72%	0.20% [6]
Net assets, end of period (x 1,000,000)	$1,762	$1,804	$2,072	$1,019	$876	$658

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Less than 0.005%.
6
Annualized.
7
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
8
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
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Schwab Retirement Government Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 44.1% of net assets
U.S. Government Agency Debt 10.8%
FEDERAL FARM CREDIT BANKS FUNDING CORP		0.13%		08/12/21	17,300,000	17,299,868
		0.13%		08/17/21	1,200,000	1,199,796
		0.07%		10/12/21	1,300,000	1,299,740
		0.07%		10/22/21	6,300,000	6,298,616
		0.08%		05/09/22	1,300,000	1,299,896
		0.06%		05/17/22	6,500,000	6,499,838
		0.25%		06/02/22	2,700,000	2,703,938
FEDERAL HOME LOAN BANKS		0.02%		07/01/21	6,400,000	6,400,000
		0.03%		07/02/21	7,700,000	7,699,994
		0.13%		07/02/21	13,600,000	13,600,015
		1.88%		07/07/21	5,000,000	5,001,517
		0.00%		07/12/21	4,800,000	4,799,994
		1.13%		07/14/21	1,500,000	1,500,593
		0.02%		07/15/21	7,700,000	7,699,940
		0.02%		07/22/21	10,300,000	10,299,880
		0.01%		07/26/21	5,200,000	5,199,982
		0.03%		08/20/21	5,400,000	5,399,997
		0.13%		08/20/21	12,600,000	12,599,712
		0.02%		08/23/21	24,000,000	23,999,470
		0.02%		09/02/21	9,800,000	9,799,743
		0.02%		09/07/21	2,600,000	2,599,926
		0.02%		09/08/21	8,000,000	7,999,770
		0.13%		09/10/21	2,700,000	2,699,964
		2.38%		09/10/21	1,000,000	1,004,356
		0.02%		09/17/21	15,100,000	15,099,509
FEDERAL HOME LOAN MORTGAGE CORP		2.38%		01/13/22	9,300,000	9,415,270
FEDERAL NATIONAL MORTGAGE ASSOCIATION		2.25%		04/12/22	1,300,000	1,322,002
						190,743,326
U.S. Treasury Debt 33.3%
UNITED STATES TREASURY		0.00%		07/01/21	23,000,000	23,000,000
		0.01%		07/08/21	10,000,000	9,999,990
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Schwab Retirement Government Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.01%		07/13/21	24,000,000	23,999,960
		2.63%		07/15/21	36,900,000	36,935,469
		0.02%		07/20/21	3,900,000	3,899,969
		0.01%		07/20/21	56,000,000	55,999,852
		0.00%		07/20/21	5,900,000	5,899,994
		0.02%		07/22/21	6,900,000	6,899,940
		0.01%		07/22/21	22,000,000	21,999,872
		0.02%		07/27/21	7,000,000	6,999,924
		0.01%		07/27/21	72,000,000	71,999,740
		0.02%		07/29/21	30,900,000	30,899,521
		1.75%		07/31/21	6,000,000	6,008,093
		1.13%		07/31/21	5,400,000	5,404,953
		2.13%		08/15/21	5,000,000	5,012,402
		2.75%		08/15/21	12,000,000	12,039,053
		0.06%		08/19/21	7,500,000	7,499,439
		0.02%		08/24/21	8,000,000	7,999,730
		2.00%		08/31/21	5,700,000	5,717,795
		1.50%		08/31/21	4,000,000	4,009,843
		1.13%		08/31/21	18,400,000	18,430,991
		1.50%		09/30/21	4,500,000	4,515,444
		2.13%		09/30/21	8,400,000	8,442,443
		1.50%		10/31/21	20,200,000	20,292,750
		1.25%		10/31/21	36,300,000	36,438,927
		1.50%		11/30/21	8,000,000	8,046,165
		1.75%		11/30/21	2,400,000	2,416,711
		1.88%		11/30/21	12,500,000	12,593,163
		1.63%		12/31/21	2,000,000	2,015,541
		2.00%		12/31/21	3,200,000	3,230,739
		1.38%		01/31/22	16,700,000	16,827,737
		1.50%		01/31/22	20,000,000	20,164,370
		2.50%		02/15/22	8,200,000	8,324,339
		1.88%		02/28/22	23,100,000	23,376,663
		2.38%		03/15/22	14,800,000	15,040,352
		1.88%		03/31/22	7,500,000	7,601,246
		1.75%		03/31/22	16,800,000	17,007,908
		2.25%		04/15/22	8,000,000	8,136,865
		1.88%		04/30/22	1,300,000	1,319,635
						586,447,528
Total Fixed-Rate Obligations
(Cost $777,190,854)						777,190,854

Variable-Rate Obligations 18.1% of net assets
U.S. Government Agency Debt 12.3%
FEDERAL FARM CREDIT BANKS FUNDING CORP
(SOFR + 0.21%)		0.26%	07/01/21	10/28/21	2,700,000	2,700,000
(SOFR + 0.02%)		0.07%	07/01/21	12/30/21	1,600,000	1,600,105
(SOFR + 0.08%)		0.13%	07/01/21	03/10/22	5,200,000	5,200,000
(SOFR + 0.04%)		0.09%	07/01/21	07/08/22	5,000,000	4,999,742
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Schwab Retirement Government Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.09%)		0.14%	07/01/21	07/25/22	4,500,000	4,499,757
(SOFR + 0.06%)		0.11%	07/01/21	10/21/22	6,400,000	6,400,000
FEDERAL HOME LOAN BANKS
(SOFR + 0.08%)		0.13%	07/01/21	07/08/21	10,750,000	10,750,000
(SOFR + 0.05%)		0.10%	07/01/21	07/16/21	9,000,000	9,000,000
(SOFR + 0.08%)		0.13%	07/01/21	07/23/21	3,465,000	3,465,138
(1 mo. USD-LIBOR + 0.02%)		0.11%	07/26/21	08/25/21	21,000,000	21,002,958
(SOFR + 0.09%)		0.14%	07/01/21	09/10/21	11,400,000	11,400,000
(SOFR + 0.12%)		0.17%	07/01/21	02/28/22	10,300,000	10,300,000
FEDERAL HOME LOAN MORTGAGE CORP
(SOFR + 0.32%)		0.37%	07/01/21	09/23/21	1,500,000	1,500,000
(SOFR + 0.15%)		0.20%	07/01/21	03/04/22	11,800,000	11,800,000
(SOFR + 0.20%)		0.25%	07/01/21	03/11/22	3,000,000	3,000,000
(SOFR + 0.19%)		0.24%	07/01/21	06/02/22	12,500,000	12,500,000
(SOFR + 0.10%)		0.15%	07/01/21	08/19/22	17,800,000	17,800,000
(SOFR + 0.10%)		0.15%	07/01/21	09/09/22	17,500,000	17,500,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(SOFR + 0.10%)		0.15%	07/01/21	09/07/21	9,500,000	9,501,429
(SOFR + 0.30%)		0.35%	07/01/21	09/24/21	5,000,000	5,000,000
(SOFR + 0.34%)		0.39%	07/01/21	10/20/21	5,000,000	5,000,000
(SOFR + 0.35%)		0.40%	07/01/21	04/07/22	7,500,000	7,501,396
(SOFR + 0.39%)		0.44%	07/01/21	04/15/22	5,000,000	5,000,000
(SOFR + 0.24%)		0.29%	07/01/21	04/29/22	6,500,000	6,500,000
(SOFR + 0.20%)		0.25%	07/01/21	05/09/22	10,200,000	10,200,000
(SOFR + 0.19%)		0.24%	07/01/21	05/19/22	12,800,000	12,800,000
						216,920,525
U.S. Treasury Debt 2.6%
UNITED STATES TREASURY
(3 mo. US TBILL + 0.30%)		0.35%	07/01/21	10/31/21	9,600,000	9,607,794
(3 mo. US TBILL + 0.15%)		0.20%	07/01/21	01/31/22	11,600,000	11,599,521
(3 mo. US TBILL + 0.11%)		0.16%	07/01/21	04/30/22	14,700,000	14,709,752
(3 mo. US TBILL + 0.05%)		0.10%	07/01/21	01/31/23	10,700,000	10,703,164
						46,620,231
Variable Rate Demand Notes 3.2%
ABAG FINANCE AUTH
M/F HOUSING RB (CROSSING APTS) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.06%		07/07/21	3,180,000	3,180,000
ALABAMA HFA
M/F HOUSING RB (CHAPEL RIDGE APTS) SERIES 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.13%		07/07/21	800,000	800,000
AURORA
M/F HOUSING REFUNDING RB (COVEY AT FOX VALLEY APTS) SERIES 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.09%		07/07/21	920,000	920,000
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Schwab Retirement Government Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
M/F HOUSING RB (CROSSINGS WEST APTS) SERIES 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.06%		07/07/21	600,000	600,000
M/F HOUSING RB (DUBLIN RANCH SR APTS) SERIES 2003OO (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.06%		07/07/21	2,400,000	2,400,000
M/F HOUSING RB (FAIRWAY FAMILY APTS) SERIES 2003PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.06%		07/07/21	2,100,000	2,100,000
M/F HOUSING RB (VARENNA ASSISTED LIVING APTS) SERIES 2006F (LOC: FEDERAL HOME LOAN BANKS)	a	0.06%		07/07/21	600,000	600,000
CAPITAL AREA HOUSING FINANCE CORPORATION
M/F HOUSING RB (ENCINO POINTE APTS) SERIES 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.09%		07/07/21	1,070,000	1,070,000
DEKALB CNTY HOUSING AUTH
M/F HOUSING RB (HIGHLAND PLACE APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.05%		07/07/21	1,080,000	1,080,000
EDEN PRAIRIE
M/F HOUSING REFUNDING RB (PARK AT CITY WEST APTS) SERIES 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.07%		07/07/21	1,200,000	1,200,000
EMERYVILLE SUCCESSOR REDEVELOPMENT AGENCY
M/F HOUSING RB (BAY ST APTS) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.06%		07/07/21	4,315,000	4,315,000
FLORIDA HOUSING FINANCE CORP
M/F MORTGAGE REFUNDING RB (GRAND RESERVE AT LEE VISTA) SERIES 2004L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.09%		07/07/21	930,000	930,000
HILLSBOROUGH CNTY HFA
M/F HOUSING RB (LAKE KATHY APTS) SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.09%		07/07/21	1,460,000	1,460,000
LENAWEE CNTY ECONOMIC DEVELOPMENT CORP
REFUNDING RB (SIENA HEIGHTS UNIV) SERIES 2009 (LOC: FEDERAL HOME LOAN BANKS)	a	0.06%		07/07/21	200,000	200,000
LISLE
M/F HOUSING RB (ASHLEY OF LISLE) SERIES 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.06%		07/07/21	2,100,000	2,100,000
LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES & COMMUNITY DEVELOPMENT AUTH
RB (LOUISE S. MCGEHEE SCHOOL) SERIES 2010 (LOC: FEDERAL HOME LOAN BANKS)	a	0.06%		07/07/21	3,640,000	3,640,000
MARIETTA HOUSING AUTH
M/F HOUSING RB (WALTON VILLAGE APTS) SERIES 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.12%		07/07/21	1,100,000	1,100,000
MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION
M/F DEVELOPMENT RB (SHARP LEADENHALL APTS) SERIES 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.05%		07/07/21	720,000	720,000
M/F HOUSING DEVELOPMENT RB (RESIDENCES AT ELLICOTT GARDENS) SERIES 2008C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.05%		07/07/21	200,000	200,000
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Schwab Retirement Government Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F HOUSING DEVELOPMENT RB (SHAKESPEARE PARK APTS) SERIES 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.05%		07/07/21	500,000	500,000
NEW YORK CITY HOUSING DEVELOPMENT CORP
M/F RENTAL HOUSING RB (RIVEREAST APTS) SERIES A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.04%		07/07/21	1,200,000	1,200,000
NEW YORK STATE HFA
HOUSING RB (CAROLINE APTS) SERIES 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.04%		07/07/21	1,000,000	1,000,000
HOUSING RB (RELATED-42ND & 10TH) SERIES 2007A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.04%		07/07/21	7,200,000	7,200,000
ORANGE CNTY HFA
M/F HOUSING RB (LANDINGS ON MILLENIA BLVD APTS) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.07%		07/07/21	855,000	855,000
M/F HOUSING RB (LEE VISTA CLUB APTS) SERIES 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.07%		07/07/21	840,000	840,000
OREGON FACILITIES AUTH
RB (QUATAMA HOUSING LP) SERIES 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.06%		07/07/21	575,000	575,000
PANHANDLE REGIONAL HOUSING FINANCIAL CORP
M/F HOUSING RB (JASON AVE APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.09%		07/07/21	985,000	985,000
SACRAMENTO CNTY HOUSING AUTH
M/F HOUSING RB (LOGAN PARK APTS) SERIES 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.07%		07/07/21	3,490,000	3,490,000
SACRAMENTO HOUSING AUTH
M/F HOUSING RB (VALENCIA POINT APTS) SERIES 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.06%		07/07/21	800,000	800,000
SAN ANTONIO HOUSING FINANCE CORP
M/F HOUSING MORTGAGE RB (ARTISAN) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.09%		07/07/21	1,000,000	1,000,000
SAN JOSE
M/F HOUSING REFUNDING RB (LAS VENTANAS APTS) SERIES 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.06%		07/07/21	1,200,000	1,200,000
ST. LOUIS PARK
M/F HOUSING REFUNDING RB (KNOLLWOOD PLACE APTS) SERIES 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.11%		07/07/21	900,000	900,000
ST. TAMMANY PARISH DEVELOPMENT DISTRICT
RB (BCS DEVELOPMENT) SERIES 2008 (LOC: FEDERAL HOME LOAN BANKS)	a	0.06%		07/07/21	2,635,000	2,635,000
TEXAS DEPT OF HOUSING & COMMUNITY AFFAIRS
M/F HOUSING RB (COSTA IBIZA APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.09%		07/07/21	870,000	870,000
M/F HOUSING RB (TOWER RIDGE APTS) SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.13%		07/07/21	1,100,000	1,100,000
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Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F HOUSING RB (WOODMONT APTS) SERIES 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.09%		07/07/21	980,000	980,000
M/F HOUSING REFUNDING RB (ALTA CULLEN APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.09%		07/07/21	770,000	770,000
						55,515,000
Total Variable-Rate Obligations
(Cost $319,055,756)						319,055,756
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 38.4% of net assets
U.S. Government Agency Repurchase Agreements* 31.8%
BANK OF MONTREAL
Issued 05/11/21, repurchase date 07/13/21 (Collateralized by U.S. Government Agency Securities valued at $13,390,703, 2.11% - 3.87%, due 07/01/26 - 12/15/53)		0.03%		07/07/21	13,000,618	13,000,000
BARCLAYS BANK PLC
Issued 06/29/21, repurchase date 07/06/21 (Collateralized by U.S. Government Agency Securities valued at $10,300,100, 2.00% - 2.50%, due 06/01/36 - 02/01/51)		0.05%		07/06/21	10,000,097	10,000,000
Issued 06/11/21, repurchase date 07/09/21 (Collateralized by U.S. Government Agency Securities valued at $20,600,401, 2.50%, due 02/01/51)		0.03%		07/07/21	20,000,433	20,000,000
Issued 06/30/21, repurchase date 07/07/21 (Collateralized by U.S. Government Agency Securities valued at $81,370,792, 2.50%, due 02/01/51)		0.05%		07/07/21	79,000,768	79,000,000
Issued 06/21/21, repurchase date 07/21/21 (Collateralized by U.S. Government Agency Securities valued at $13,390,670, 2.50%, due 02/01/51)		0.06%		07/07/21	13,000,347	13,000,000
BOFA SECURITIES INC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Government Agency Securities valued at $18,540,000, 3.37% - 3.78%, due 11/01/25 - 06/01/34)		0.05%		07/01/21	18,000,025	18,000,000
Issued 05/10/21, repurchase date 07/12/21 (Collateralized by U.S. Government Agency Securities valued at $40,170,000, 0.42% - 4.37%, due 11/01/23 - 07/01/51)		0.02%		07/07/21	39,001,257	39,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Government Agency Securities valued at $10,300,016, 2.00%, due 01/20/51)		0.06%		07/01/21	10,000,017	10,000,000
GOLDMAN SACHS & CO LLC
Issued 06/24/21, repurchase date 07/01/21 (Collateralized by U.S. Government Agency Securities valued at $102,000,000, 3.00% - 6.00%, due 12/01/23 - 11/01/59)		0.05%		07/01/21	100,000,972	100,000,000
Issued 06/30/21, repurchase date 07/07/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $18,384,858, 2.00% - 3.00%, due 05/31/24 - 04/16/49)		0.05%		07/07/21	18,000,175	18,000,000
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Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
JP MORGAN SECURITIES LLC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $19,487,466, 0.63% - 7.00%, due 01/15/24 - 06/20/51)		0.05%		07/01/21	19,000,026	19,000,000
MIZUHO SECURITIES USA LLC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury Securities valued at $2,040,001, 3.13% - 3.75%, due 08/15/41 - 02/15/42)		0.06%		07/01/21	2,000,003	2,000,000
NOMURA SECURITIES INTERNATIONAL INC
Issued 06/25/21, repurchase date 07/02/21 (Collateralized by U.S. Treasury Securities valued at $86,700,051, 1.38%, due 11/15/40)		0.06%		07/02/21	85,000,992	85,000,000
ROYAL BANK OF CANADA
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $80,587,728, 1.88% - 4.50%, due 01/31/22 - 05/20/48)		0.05%		07/01/21	79,000,110	79,000,000
Issued 04/05/21, repurchase date 02/03/22 (Collateralized by U.S. Government Agency Securities valued at $26,795,830, 1.75% - 4.00%, due 11/25/32 - 02/01/51)		0.07%		07/07/21	26,004,702	26,000,000
Issued 03/22/21, repurchase date 12/17/21 (Collateralized by U.S. Government Agency Securities valued at $26,794,060, 1.75% - 4.00%, due 09/15/28 - 06/01/51)		0.07%		07/07/21	26,005,409	26,000,000
WELLS FARGO SECURITIES LLC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Government Agency Securities valued at $3,120,005, 2.00%, due 07/01/50)		0.06%		07/01/21	3,000,005	3,000,000
						560,000,000
U.S. Treasury Repurchase Agreements 6.6%
BARCLAYS BANK PLC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury Securities valued at $1,533,945, 2.63%, due 02/15/29)		0.05%		07/01/21	1,503,865	1,503,863
FICC - BANK OF NEW YORK
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury Securities valued at $32,640,017, 2.25% - 2.75%, due 11/15/47 - 08/15/49)		0.06%		07/01/21	32,000,053	32,000,000
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Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
JP MORGAN SECURITIES LLC
Issued 06/24/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury Securities valued at $41,820,010, 1.50% - 1.75%, due 10/31/21 - 03/31/22)		0.05%		07/01/21	41,000,399	41,000,000
Issued 06/28/21, repurchase date 07/02/21 (Collateralized by U.S. Treasury Securities valued at $42,840,047, 0.25% - 0.63%, due 01/15/24 - 06/30/25)		0.05%		07/02/21	42,000,233	42,000,000
						116,503,863
Total Repurchase Agreements
(Cost $676,503,863)						676,503,863
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
a	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

FICC —	Fixed Income Clearing Corp
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

At June 30, 2021, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Retirement Government Money Fund
Statement of Assets and Liabilities

As of June 30, 2021; unaudited
Assets
Investments in securities, at cost and value — unaffiliated (Note 2a)		$1,096,246,610
Repurchase agreements, at cost and value — unaffiliated (Note 2a)		676,503,863
Receivables:
Interest		1,996,863
Fund shares sold		451,410
Prepaid expenses	+	16,318
Total assets		1,775,215,064
Liabilities
Payables:
Investments bought		11,869,353
Investment adviser and administrator fees		48,095
Independent trustees’ fees		1,876
Fund shares redeemed		1,614,185
Distributions to shareholders		7,254
Accrued expenses	+	156,792
Total liabilities		13,697,555
Net Assets
Total assets		1,775,215,064
Total liabilities	–	13,697,555
Net assets		$1,761,517,509
Net Assets by Source
Capital received from investors		1,761,517,214
Total distributable earnings		295

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,761,517,509		1,761,516,551		$1.00

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Schwab Retirement Government Money Fund
Statement of Operations

For the period January 1, 2021 through June 30, 2021; unaudited
Investment Income
Interest received from securities — unaffiliated		$691,356
Expenses
Investment adviser and administrator fees		1,640,940
Portfolio accounting fees		58,169
Custodian fees		22,060
Professional fees		21,511
Independent trustees’ fees		18,560
Registration fees		15,761
Transfer agent fees		11,201
Shareholder reports		7,766
Other expenses	+	10,961
Total expenses		1,806,929
Expense reduction by CSIM and its affiliates	–	1,201,938
Net expenses	–	604,991
Net investment income		86,365
Realized Gains (Losses)
Net realized gains on sales of securities — unaffiliated		295
Increase in net assets resulting from operations		$86,660
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Schwab Retirement Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/21-6/30/21		1/1/20-12/31/20
Net investment income		$86,365	$8,993,209
Net realized gains	+	295	11,631
Increase in net assets from operations		86,660	9,004,840
Distributions to Shareholders
Total distributions		($86,365)	($9,004,851)
Transactions in Fund Shares*
Shares sold		207,726,533	1,414,188,767
Shares reinvested		37,443	6,031,931
Shares redeemed	+	(249,753,500)	(1,688,700,492)
Net transactions in fund shares		(41,989,524)	(268,479,794)
Net Assets
Beginning of period		1,803,506,738	2,071,986,543
Total decrease	+	(41,989,229)	(268,479,805)
End of period		$1,761,517,509	$1,803,506,738
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Retirement Government Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Retirement Government Money Fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2021, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2021, the fund had investments in repurchase agreements with a gross value of $676,503,863 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In March 2020, the FASB issued Accounting Standards Update “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU 2020-04), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered based reference rates at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%.
During the period ended June 30, 2021, the fund waived a total of $1,201,938 in expenses: $165,989 was waived in accordance with the contractual expense limitation, and $1,035,949 was waived voluntarily.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers Section) in accordance with procedures adopted by the Board under Rule 17a-7 of the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2021, the fund’s total aggregate security transactions with other funds in the Fund Complex was $1,400,011 and includes realized gains (losses) of $0.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
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Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2021, the tax basis cost of the fund’s investments was $1,772,750,473.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2020, the fund had no capital loss carryforwards available to offset future net capital gains.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2021. The tax-basis components of distributions paid during the fiscal year ended December 31, 2020, were as follows:
Ordinary income	$9,004,851
As of December 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2020, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Retirement Government Money Fund (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of CSIM and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on
May 12, 2021 and June 8, 2021, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 8, 2021 called for the purpose of voting on such approval.1
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees considered CSIM’s effective implementation of its business continuity plan in response to the COVID-19 pandemic and government-mandated restrictions during the prior year. The Trustees also considered

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Schwab’s wide range of products, services, and channel alternatives such as investment research tools and an array of account features that benefit Fund shareholders who are brokerage clients of Schwab. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition, including Schwab’s ability to maintain consistent operations and service levels during recent periods of remote work and market volatility. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and market trends, as well as in consideration of the Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s operation as a government money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Fund from exceeding a specified cap, as well as historically using voluntary waivers (which CSIM will not recoup) to maintain a certain yield. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM with respect to the Fund is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) graduated investment advisory fee schedules, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab fund complex with such features. The Trustees acknowledged that CSIM has shared any economies of scale with the Fund by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continue to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect

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shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by CSIM and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

[1]	The meeting on June 8, 2021 was held by means of videoconference in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.
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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	103	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	103	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	103	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
William P. McMahon, Jr.
1972
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2021 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR92571-05
00263006

Semiannual Report  |  June 30, 2021
Schwab Variable Share Price Money Fund

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for CSIM, leads the portfolio management teams for Schwab’s taxable and tax-exempt money market funds, and has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, she was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s fund administration group for nearly four years, where he focused on security pricing and valuation of the Schwab Funds. Prior to joining CSIM, he was a senior trader of the taxable money market funds at American Century Investments for three years.

Jonathan Roman, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010 and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the portfolio management group as a trader, and prior to that he worked in portfolio operations and analytics, providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for the Schwab Taxable Bond Funds and Schwab Money Funds. Prior to joining Schwab in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.

Karim Menoufy, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Previously, Mr. Menoufy was an associate portfolio manager with CSIM since 2013, and held a number of positions supporting the taxable and tax-exempt money funds during his tenure at the firm. Prior to joining CSIM in 2007, he spent several years as a mortgage specialist at JPMorgan Chase and an equity plan administrator for Delegata Corporation.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund

The Schwab Variable Share Price Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers’ acceptances, repurchase agreements, and obligations that are issued by the U.S. government, its agencies or instrumentalities. Unlike a traditional stable share price money market fund, the fund will not use the amortized cost method of valuation or round the per share net asset value (NAV) to the nearest whole cent and does not seek to maintain a stable share price. As a result, the fund’s share price, which is its NAV, will vary and reflect the effects of unrealized appreciation and depreciation and realized losses and gains. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the six-month reporting period ended June 30, 2021, demand for government money market funds rose, while demand for prime and municipal money funds fell. The extensive fiscal stimulus programs passed by the U.S. Congress resulted in a significant amount of cash being invested in money market funds. Low interest rates, high demand from investors seeking safety, and declining supply of U.S. Treasury securities, kept yields low.
Although the U.S. economy has demonstrated resilience given the dramatic impact of the COVID-19 pandemic, the federal funds target range remained at 0.00% to 0.25% through the reporting period. The U.S. Federal Reserve (Fed) reiterated its intention to continue its support of the economy and affirmed that it would continue its bond-buying program, which aims to keep interest rates low and inject cash into the economy to encourage lending and investment, while acknowledging that it was keeping an eye on rising inflation.
Outside the U.S., major central banks maintained the low—or for some international central banks, negative—interest rates instituted prior to, and in response to, the COVID-19 pandemic. The European Central Bank held interest rates at 0.00%, unchanged since March 2016, and increased its asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and maintained other programs intended to help support economic growth. The Bank of England maintained its key official bank rate at 0.10% and also reiterated its commitment to its bond-buying program.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The fund’s weighted average maturity (WAM) increased over the reporting period, beginning the period at 37 days and ending it at 44 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	44 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Performance and Fund Facts as of June 30, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Variable Share Price Money Fund
Ultra Shares
Ticker Symbol	SVUXX
Minimum Initial Investment[1]	$1,000,000
Seven-Day Yield (with waivers)[2]	0.03%
Seven-Day Yield (without waivers)[2]	-0.07%
Seven-Day Effective Yield (with waivers)[2]	0.03%

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2021 and held through June 30, 2021.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Beginning Account Value at 1/1/21	Ending Account Value (Net of Expenses) at 6/30/21	Expenses Paid During Period 1/1/21-6/30/21[3]
Schwab Variable Share Price Money Fund
Ultra Shares
Actual Return	0.12%	$1,000.00	$1,000.20	$0.60
Hypothetical 5% Return	0.12%	$1,000.00	$1,024.20	$0.60

[1]	Based on the most recent six-month expense ratio.
[2]	Expense ratio (annualized) reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[3]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Financial Statements
Financial Highlights
Ultra Shares	1/1/21– 6/30/21*	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	2/25/16 [1]– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.0003	$1.0004	$1.0002	$1.0001	$1.0003	$1.0000
Income (loss) from investment operations:
Net investment income (loss)[2]	0.0001	0.0057	0.0217	0.0201	0.0103	0.0042
Net realized and unrealized gains (losses)	0.0001	(0.0008)	0.0005	(0.0009)	(0.0006)	(0.0003)
Total from investment operations	0.0002	0.0049	0.0222	0.0192	0.0097	0.0039
Less distributions:
Distributions from net investment income	(0.0001)	(0.0050)	(0.0220)	(0.0191)	(0.0099)	(0.0036)
Distributions from net realized gains	—	—	— [3]	—	—	— [3]
Total distributions	(0.0001)	(0.0050)	(0.0220)	(0.0191)	(0.0099)	(0.0036)
Net asset value at end of period	$1.0004	$1.0003	$1.0004	$1.0002	$1.0001	$1.0003
Total return	0.02% [4]	0.49%	2.24%	1.94%	0.97%	0.39% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.12% [5],[6]	0.18% [5]	0.19%	0.19%	0.20% [7]	0.21% [6]
Gross operating expenses	0.21% [6]	0.31%	0.34%	0.35%	0.40%	0.44% [6]
Net investment income (loss)	0.03% [6]	0.57%	2.17%	2.01%	1.03%	0.49% [6]
Net assets, end of period (x 1,000,000)	$2,925	$3,414	$5,388	$3,796	$1,327	$578

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per share amount was less than $0.00005.
4
Not annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6
Annualized.
7
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
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Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 54.5% of net assets
Asset-Backed Commercial Paper 6.0%
ANTALIS SA (ILE-DE-FRANCE)	a,b	0.20%		07/06/21	1,000,000	999,987
	a,b	0.17%		07/21/21	3,300,000	3,299,836
BARTON CAPITAL SA	a,b	0.17%		07/01/21	30,000,000	29,999,938
BENNINGTON STARK CAPITAL CO LLC	a,b	0.07%		07/06/21	1,000,000	999,988
	a,b	0.13%		07/06/21	1,000,000	999,988
CHARIOT FUNDING LLC	a,b	0.07%		08/23/21	8,000,000	7,999,028
COLLATERALIZED COMMERCIAL PAPER V CO LLC	a	0.20%		07/22/21	40,000,000	39,998,631
	a	0.18%		08/17/21	8,000,000	7,999,285
CRC FUNDING LLC	a,b	0.12%		12/01/21	5,000,000	4,997,968
LMA AMERICAS LLC	a,b	0.12%		09/03/21	803,000	802,845
MANHATTAN ASSET FUNDING CO LLC	a,b	0.18%		10/26/21	6,750,000	6,747,257
METLIFE SHORT TERM FUNDING LLC	a,b	0.21%		07/06/21	25,000,000	24,999,775
PRICOA SHORT TERM FUNDING LLC	a,b	0.22%		11/05/21	4,000,000	3,998,322
RIDGEFIELD FUNDING CO LLC	a,b	0.08%		09/23/21	13,000,000	12,997,176
	a,b	0.10%		09/23/21	9,000,000	8,998,045
	a,b	0.08%		09/28/21	8,000,000	7,998,100
STARBIRD FUNDING CORP	a,b	0.15%		07/07/21	1,000,000	999,985
	a,b	0.19%		10/07/21	8,000,000	7,997,338
VICTORY RECEIVABLES CORP	a,b	0.06%		07/02/21	3,000,000	2,999,987
						175,833,479
Financial Company Commercial Paper 10.9%
BANK OF NOVA SCOTIA	b	0.18%		02/22/22	5,000,000	4,995,392
BARCLAYS BANK UK PLC	b	0.15%		07/26/21	7,000,000	6,999,570
	b	0.13%		09/02/21	17,000,000	16,997,310
BAYERISCHE LANDESBANK (NEW YORK BRANCH)		0.07%		07/06/21	7,000,000	6,999,936
		0.06%		07/08/21	7,000,000	6,999,915
7
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BOFA SECURITIES INC	b	0.10%		12/16/21	12,000,000	11,992,057
	b	0.14%		12/20/21	20,000,000	19,986,256
CITIGROUP GLOBAL MARKETS INC	b	0.18%		10/07/21	13,000,000	12,996,389
	b	0.17%		11/05/21	14,000,000	13,994,126
DBS BANK LTD	b	0.17%		08/24/21	13,000,000	12,997,974
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	0.18%		09/23/21	12,000,000	11,997,365
ING US FUNDING LLC	a	0.18%		09/27/21	5,000,000	4,998,826
	a	0.18%		09/28/21	2,000,000	1,999,525
	a	0.18%		10/01/21	15,000,000	14,996,241
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)	b	0.10%		07/06/21	3,000,000	2,999,963
LLOYDS BANK PLC		0.15%		07/15/21	4,000,000	3,999,875
		0.10%		08/30/21	18,500,000	18,497,336
MACQUARIE BANK LTD	b	0.10%		09/17/21	14,500,000	14,496,150
MIZUHO BANK LTD (SINGAPORE BRANCH)	b	0.12%		09/03/21	3,000,000	2,999,366
NATIONAL BANK OF CANADA	b	0.17%		08/17/21	20,000,000	19,997,733
NATIONWIDE BUILDING SOCIETY	b	0.06%		07/02/21	13,000,000	12,999,953
	b	0.06%		07/06/21	7,000,000	6,999,924
NRW BANK	b	0.07%		07/08/21	8,000,000	7,999,885
SANTANDER UK PLC		0.13%		09/03/21	11,000,000	10,997,875
SKANDINAVISKA ENSKILDA BANKEN AB	b	0.17%		10/06/21	11,000,000	10,997,065
	b	0.11%		12/02/21	4,000,000	3,997,968
	b	0.16%		12/14/21	6,000,000	5,996,493
SOCIETE GENERALE SA	b	0.12%		10/01/21	8,000,000	7,998,016
SVENSKA HANDELSBANKEN AB	b	0.17%		03/18/22	11,000,000	10,987,160
SWEDBANK AB		0.18%		10/26/21	10,000,000	9,996,919
UNITED OVERSEAS BANK LTD	b	0.15%		03/09/22	18,000,000	17,981,226
						318,893,789
Certificates of Deposit 18.1%
BANK OF MONTREAL (CHICAGO BRANCH)		0.17%		08/12/21	18,000,000	18,001,740
BARCLAYS BANK PLC (NEW YORK BRANCH)		0.16%		12/09/21	15,000,000	15,000,201
		0.14%		12/10/21	8,000,000	7,999,348
BAYERISCHE LANDESBANK (NEW YORK BRANCH)		0.06%		07/07/21	4,000,000	3,999,998
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.16%		08/25/21	30,000,000	30,003,497
		0.17%		11/12/21	2,000,000	2,000,450
COOPERATIEVE RABOBANK UA (LONDON BRANCH)		0.22%		07/19/21	15,000,000	15,000,870
		0.18%		08/12/21	22,000,000	22,001,811
		0.19%		11/02/21	7,000,000	6,996,915
		0.19%		11/12/21	21,000,000	21,004,636
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.07%		09/16/21	29,000,000	28,998,178
8
Schwab Variable Share Price Money Fund  |  Semiannual Report
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		0.10%		07/01/21	13,000,000	13,000,002
		0.10%		07/06/21	11,000,000	11,000,009
		0.07%		07/07/21	3,000,000	3,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		0.08%		07/06/21	9,000,000	9,000,008
MITSUBISHI UFJ TRUST AND BANKING CORP (LONDON BRANCH)		0.19%		11/15/21	5,000,000	5,000,593
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.19%		08/23/21	4,000,000	4,000,630
		0.19%		09/09/21	11,000,000	11,002,277
		0.20%		09/15/21	15,000,000	15,003,687
		0.11%		10/18/21	10,000,000	10,000,366
MUFG BANK LTD (LONDON BRANCH)		0.21%		08/10/21	2,000,000	2,000,228
		0.20%		09/01/21	5,000,000	5,000,699
		0.20%		09/02/21	15,000,000	15,002,104
		0.19%		09/07/21	20,000,000	20,002,526
		0.21%		09/10/21	19,000,000	19,003,188
		0.21%		10/20/21	1,000,000	1,000,193
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)		0.12%		12/02/21	10,000,000	9,999,784
NORDEA BANK ABP (NEW YORK BRANCH)		0.16%		08/16/21	9,000,000	9,000,998
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		0.17%		11/03/21	1,000,000	1,000,220
		0.10%		12/14/21	10,000,000	9,998,794
		0.19%		02/22/22	15,000,000	15,003,548
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.20%		07/15/21	3,000,000	3,000,156
		0.20%		08/05/21	15,000,000	15,001,874
		0.18%		10/25/21	3,000,000	3,000,575
		0.14%		12/01/21	20,000,000	20,000,340
SUMITOMO MITSUI TRUST BANK LTD (LONDON BRANCH)		0.21%		07/02/21	4,000,000	3,999,978
		0.18%		08/10/21	52,000,000	51,993,782
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.10%		12/01/21	8,000,000	7,999,110
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.25%		04/20/22	65,000,000	65,031,751
						529,055,064
Other Instruments 1.8%
BANK OF AMERICA NA		0.18%		10/04/21	50,000,000	50,006,766
		0.17%		11/08/21	3,000,000	3,000,449
						53,007,215
Non-Financial Company Commercial Paper 0.6%
EQUINOR ASA	b	0.06%		07/02/21	5,000,000	4,999,977
	b	0.09%		07/02/21	2,000,000	1,999,991
TOYOTA MOTOR CREDIT CORP		0.23%		01/14/22	3,000,000	2,997,740
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.		0.14%		12/17/21	7,200,000	7,195,172
						17,192,880
9
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Non-Negotiable Time Deposits 13.3%
ABN AMRO BANK NV		0.09%		07/02/21	20,000,000	20,000,000
		0.09%		07/06/21	23,000,000	23,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.10%		07/01/21	31,000,000	31,000,000
		0.10%		07/02/21	23,000,000	23,000,000
		0.09%		07/07/21	23,000,000	23,000,000
BANCO SANTANDER SA (NEW YORK BRANCH)		0.10%		07/07/21	7,000,000	7,000,000
BANK OF NOVA SCOTIA		0.09%		07/01/21	12,000,000	12,000,000
		0.09%		07/06/21	9,000,000	9,000,000
CREDIT INDUSTRIEL ET COMMERCIAL		0.11%		07/06/21	29,000,000	29,000,000
DBS BANK LTD		0.07%		07/01/21	2,000,000	2,000,000
ING BANK NV		0.10%		07/07/21	26,000,000	26,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.08%		07/01/21	4,000,000	4,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.06%		07/01/21	48,000,000	48,000,000
NRW BANK		0.06%		07/06/21	35,000,000	35,000,000
ROYAL BANK OF CANADA		0.09%		07/01/21	33,000,000	33,000,000
		0.07%		07/07/21	13,000,000	13,000,000
SANTANDER UK PLC		0.06%		07/01/21	18,000,000	18,000,000
SWEDBANK (NEW YORK BRANCH)		0.07%		07/02/21	32,000,000	32,000,000
						388,000,000
Non-U.S. Sovereign, Sub-Sovereign and Supra-National Debt 3.8%
CAISSE AMORTISSEMENT DE LA DETTE SOCIALE	b	0.16%		07/01/21	10,000,000	9,999,982
	b	0.14%		08/10/21	14,000,000	13,998,645
	b	0.12%		09/13/21	26,000,000	25,995,125
	b	0.09%		09/28/21	10,000,000	9,997,625
	b	0.09%		10/04/21	15,000,000	14,996,040
ERSTE ABWICKLUNGSANSTALT	b	0.13%		07/29/21	7,000,000	6,999,470
FMS WERTMANAGEMENT AOER	b	0.15%		07/12/21	5,000,000	4,999,937
	b	0.10%		10/06/21	20,000,000	19,994,988
KFW	b	0.20%		01/28/22	6,000,000	5,995,548
						112,977,360
Total Fixed-Rate Obligations
(Cost $1,594,845,119)						1,594,959,787

Variable-Rate Obligations 11.1% of net assets
Financial Company Commercial Paper 3.0%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
(SOFR + 0.10%)	b	0.15%	07/01/21	11/29/21	10,000,000	10,000,891
BANK OF NOVA SCOTIA
(SOFR + 0.18%)	b	0.23%	07/01/21	05/23/22	8,000,000	8,003,293
10
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
JP MORGAN SECURITIES LLC
(SOFR + 0.14%)		0.19%	07/01/21	07/12/21	25,000,000	25,000,833
ROYAL BANK OF CANADA
(3 mo. USD-LIBOR + 0.01%)	b	0.21%	07/06/21	01/04/22	41,000,000	41,003,142
TORONTO-DOMINION BANK
(3 mo. USD-LIBOR + 0.03%)	b	0.15%	09/16/21	12/16/21	4,000,000	4,000,645
						88,008,804
Certificates of Deposit 5.3%
BANK OF MONTREAL (CHICAGO BRANCH)
(3 mo. USD-LIBOR + 0.01%)		0.15%		09/23/21	21,000,000	21,001,210
(3 mo. USD-LIBOR + 0.00%)		0.20%	07/06/21	10/05/21	21,000,000	21,000,831
BARCLAYS BANK PLC (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.03%)		0.16%		09/24/21	5,000,000	5,000,292
(3 mo. USD-LIBOR + 0.03%)		0.18%		09/30/21	26,000,000	26,001,624
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(SOFR + 0.15%)		0.20%	07/01/21	07/09/21	20,000,000	20,000,650
(3 mo. USD-LIBOR + 0.00%)		0.20%	07/15/21	10/15/21	6,000,000	6,000,429
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.01%)		0.16%	09/30/21	12/31/21	5,000,000	5,000,625
OVERSEA CHINESE BANKING CORP LTD (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.04%)		0.15%	09/16/21	12/16/21	10,000,000	10,002,318
(3 mo. USD-LIBOR + 0.02%)		0.21%	07/26/21	01/24/22	16,000,000	16,003,171
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.01%)		0.20%	07/06/21	01/06/22	2,000,000	2,000,029
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.00%)		0.15%	08/23/21	11/23/21	14,000,000	14,000,828
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(3 mo. BSBY + 0.05%)		0.14%	09/09/21	12/09/21	1,000,000	999,800
(SOFR + 0.17%)		0.22%	07/01/21	05/25/22	9,000,000	9,002,903
						156,014,710
Variable Rate Demand Notes 1.8%
BRECKENRIDGE TERRACE, LLC
HOUSING FACILITIES REVENUE NOTES SERIES 1999B (LOC: BANK OF AMERICA NA)	c	0.18%		07/07/21	1,000,000	1,000,000
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	c	0.12%		07/07/21	2,000,000	2,000,000
COOK CNTY
TAXABLE GO BONDS SERIES 2004D (LOC: BARCLAYS BANK PLC)	c	0.09%		07/07/21	1,000,000	1,000,000
EDWARD-ELMHURST HEALTHCARE
TAXABLE BONDS SERIES 2018 (LOC: BARCLAYS BANK PLC)	c	0.08%		07/07/21	1,000,000	1,000,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	c	0.07%		07/07/21	1,000,000	1,000,000
11
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ILLINOIS HOUSING DEVELOPMENT AUTH
HOUSING BONDS SERIES 2017A2 (LIQ: FEDERAL HOME LOAN BANKS)	c	0.09%		07/07/21	1,000,000	1,000,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)	c	0.18%		07/07/21	1,030,000	1,030,000
MEMPHIS HEALTH, EDUCATIONAL & HOUSING FACILITY BOARD
M/F HOUSING RB (ASHLAND LAKE II APTS) SERIES 2008A (LOC: US BANK NATIONAL ASSOCIATION)	c	0.07%		07/07/21	5,750,000	5,750,000
NASSAU HEALTH CARE CORP
TAXABLE HEALTH CARE RB SERIES 2009A (LOC: BANK OF AMERICA NA)	c	0.08%		07/07/21	2,760,000	2,760,000
NEVADA DEPT OF BUSINESS & INDUSTRY
RB (BRIGHTLINE WEST PASSENGER RAIL) SERIES 2020A (ESCROW)	c,d	0.25%		02/01/22	1,000,000	1,000,006
NEW YORK CITY HOUSING DEVELOPMENT CORP
M/F MORTGAGE RB (RELATED-UPPER EAST) SERIES 2003B (LOC: LANDESBANK BADEN-WUERTTEMBERG)	c	0.07%		07/07/21	1,700,000	1,700,000
NEW YORK STATE HFA
HOUSING RB (250 W 93RD ST) SERIES 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	0.06%		07/07/21	16,350,000	16,350,000
NUVEEN SHORT DURATION CREDIT OPPORTUNITIES FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: BARCLAYS BANK PLC)	b,c	0.18%		07/07/21	5,000,000	5,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b,c	0.18%		07/07/21	1,000,000	1,000,000
SAN FRANCISCO
TAXABLE M/F HOUSING RB (1601 MARIPOSA APTS) SERIES 2017B (LOC: BANK OF AMERICA NA)	c	0.07%		07/07/21	1,000,000	1,000,000
SHERIDAN REDEVELOPMENT AGENCY
TAX INCREMENT REFUNDING RB (SOUTH SANTA FE DRIVE) SERIES 2011A1 (LOC: JPMORGAN CHASE BANK NA)	c	0.05%		07/07/21	7,000,000	7,000,000
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
SUB WATER REFUNDING RB SERIES 2021A (LIQ: BANK OF AMERICA NA)	c	0.09%		07/07/21	2,000,000	2,000,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	c	0.25%		07/07/21	1,000,000	1,000,000
						52,590,006
Other Instrument 0.3%
BANK OF AMERICA NA
(SOFR + 0.16%)		0.21%	07/01/21	07/08/22	7,000,000	7,000,440
Non-Financial Company Commercial Paper 0.7%
TOYOTA MOTOR CREDIT CORP
(3 mo. USD-LIBOR + 0.02%)		0.21%	07/19/21	01/13/22	20,000,000	20,001,607
Total Variable-Rate Obligations
(Cost $323,590,000)						323,615,567
12
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 32.1% of net assets
U.S. Government Agency Repurchase Agreements* 15.3%
BANK OF MONTREAL
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $51,500,071, 0.00% - 4.50%, due 10/07/21 - 07/01/51)		0.05%		07/01/21	50,000,069	50,000,000
BOFA SECURITIES INC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Government Agency Securities valued at $82,400,000, 1.90% - 2.11%, due 09/01/50 - 07/01/51)		0.05%		07/01/21	80,000,111	80,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Government Agency Securities valued at $17,510,027, 2.00%, due 01/20/51)		0.06%		07/01/21	17,000,028	17,000,000
GOLDMAN SACHS & CO LLC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $12,240,029, 4.50% - 7.13%, due 02/15/23 - 11/01/46)		0.05%		07/01/21	12,000,017	12,000,000
JP MORGAN SECURITIES LLC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $32,846,379, 0.63% - 6.00%, due 01/15/24 - 03/20/51)		0.05%		07/01/21	32,000,044	32,000,000
MIZUHO SECURITIES USA LLC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury Securities valued at $4,080,047, 3.00%, due 05/15/47)		0.06%		07/01/21	4,000,007	4,000,000
RBC DOMINION SECURITIES INC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $120,490,390, 0.00% - 4.63%, due 08/26/21 - 06/20/51)		0.05%		07/01/21	118,000,164	118,000,000
ROYAL BANK OF CANADA
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $132,359,185, 0.08% - 4.50%, due 12/15/21 - 07/15/61)		0.05%		07/01/21	129,000,179	129,000,000
WELLS FARGO SECURITIES LLC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Government Agency Securities valued at $5,200,009, 2.00%, due 07/01/50)		0.06%		07/01/21	5,000,008	5,000,000
						447,000,000
13
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
U.S. Treasury Repurchase Agreements 11.2%
BARCLAYS BANK PLC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury Securities valued at $1,862,411, 2.63%, due 02/15/29)		0.05%		07/01/21	1,825,855	1,825,852
BARCLAYS CAPITAL INC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury Securities valued at $23,460,009, 0.25%, due 04/15/23)		0.05%		07/01/21	23,000,032	23,000,000
BNP PARIBAS SA
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury Securities valued at $204,000,288, 0.00% - 4.25%, due 09/09/21 - 02/15/45)		0.05%		07/01/21	200,000,278	200,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury Securities valued at $49,980,098, 0.13%, due 01/15/30)		0.05%		07/01/21	49,000,068	49,000,000
FICC - BANK OF NEW YORK
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by U.S. Treasury Securities valued at $55,080,049, 0.13% - 1.25%, due 02/28/23 - 05/15/50)		0.06%		07/01/21	54,000,090	54,000,000
						327,825,852
Other Repurchase Agreements** 5.6%
BNP PARIBAS SA
Issued 06/29/21, repurchase date 07/06/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $25,300,837, 5.67% - 7.24%, due 07/25/23 - 12/27/50)		0.17%		07/06/21	22,000,727	22,000,191
Issued 06/03/21, repurchase date 09/01/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $31,074,840, 0.00% - 12.15%, due 11/10/21 - 12/29/49)		0.32%		08/04/21	27,014,880	26,993,256
Issued 05/21/21, repurchase date 08/19/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $10,359,156, 0.74% - 5.25%, due 03/03/25 - 12/25/35)		0.32%		08/04/21	9,006,000	8,997,893
BOFA SECURITIES INC
Issued 06/24/21, repurchase date 09/22/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,300,104, 2.71%, due 03/06/25)		0.24%		08/04/21	6,001,640	6,001,879
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/24/21, repurchase date 07/01/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $19,376,556, 0.75% - 9.00%, due 06/12/22 - 12/29/49)		0.14%		07/01/21	18,000,490	18,000,000
Issued 06/29/21, repurchase date 07/06/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,350,202, 1.45% - 8.25%, due 09/01/25 - 12/29/49)		0.14%		07/06/21	4,000,109	4,000,021
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 06/30/21, repurchase date 07/07/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,480,324, 0.90% - 7.50%, due 06/01/25 - 02/15/31)		0.14%		07/07/21	5,000,136	5,000,000
JP MORGAN SECURITIES LLC
Issued 04/13/21, repurchase date 10/13/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,024,418, 1.25% - 10.88%, due 05/15/23 - 12/31/99)		0.49%		09/28/21	20,045,733	19,993,010
RBC CAPITAL MARKETS LLC
Issued 06/29/21, repurchase date 07/06/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,201,069, 0.53% - 5.63%, due 08/08/22 - 08/15/48)		0.17%		07/06/21	4,000,132	4,000,035
Issued 06/25/21, repurchase date 09/23/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,202,995, 0.47% - 5.63%, due 08/08/22 - 08/15/48)		0.20%		08/04/21	4,000,889	4,000,907
WELLS FARGO SECURITIES LLC
Issued 06/30/21, repurchase date 07/01/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,200,459, 2.38%, due 06/15/22)		0.18%		07/01/21	4,000,020	4,000,000
Issued 06/29/21, repurchase date 07/06/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,750,478, 3.70% - 10.50%, due 04/15/27 - 11/15/33)		0.23%		07/06/21	5,000,224	4,999,977
Issued 06/11/21, repurchase date 12/07/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,065,186, 3.35% - 7.38%, due 10/25/33 - 03/25/50)		0.57%		10/04/21	20,036,417	19,991,886
Issued 04/23/21, repurchase date 10/20/21 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $18,457,960, 2.92% - 5.79%, due 11/18/21 - 05/17/61)		0.63%		10/04/21	16,045,920	15,999,246
						163,978,301
Total Repurchase Agreements
(Cost $938,825,852)						938,804,153
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $556,228,203 or 19.0% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
d	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

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See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

ABS —	Asset-backed securities
AUTH —	Authority
BSBY —	Bloomberg Short-Term Bank Yield Index
CNTY —	County
ETF —	Exchange-traded fund
FICC —	Fixed Income Clearing Corp
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At June 30, 2021, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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See financial notes

Schwab Variable Share Price Money Fund
Statement of Assets and Liabilities

As of June 30, 2021; unaudited
Assets
Investments in securities, at value — unaffiliated (cost $1,918,435,119)		$1,918,575,354
Repurchase agreements, at value (cost $938,825,852)		938,804,153
Cash		82,000,342
Receivables:
Fund shares sold		5,975,202
Interest		363,594
Prepaid expenses	+	57,747
Total assets		2,945,776,392
Liabilities
Payables:
Investments bought		7,999,899
Investments bought — Delayed delivery		1,000,000
Investment adviser and administrator fees		190,736
Independent trustees’ fees		2,175
Fund shares redeemed		11,363,418
Distributions to shareholders		36,703
Accrued expenses	+	249,258
Total liabilities		20,842,189
Net Assets
Total assets		2,945,776,392
Total liabilities	–	20,842,189
Net assets		$2,924,934,203
Net Assets by Source
Capital received from investors		2,925,033,856
Total distributable loss		(99,653)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Ultra Shares	$2,924,934,203		2,923,895,662		$1.0004

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See financial notes

Schwab Variable Share Price Money Fund
Statement of Operations

For the period January 1, 2021 through June 30, 2021; unaudited
Investment Income
Interest received from securities — unaffiliated		$2,195,609
Expenses
Investment adviser and administrator fees		2,863,096
Portfolio accounting fees		77,963
Registration fees		72,925
Custodian fees		53,369
Professional fees		24,308
Independent trustees’ fees		20,180
Transfer agent fees		17,157
Shareholder reports		10,192
Other expenses	+	19,902
Total expenses		3,159,092
Expense reduction by CSIM and its affiliates	–	1,415,388
Net expenses	–	1,743,704
Net investment income		451,905
Realized and Unrealized Gains (Losses)
Net change in unrealized appreciation (depreciation) on securities — unaffiliated		37,248
Increase in net assets resulting from operations		$489,153
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See financial notes

Schwab Variable Share Price Money Fund
Statement of Changes in Net Assets

For the current and prior report periods.
Figures for the current period are unaudited.
Operations
	1/1/21-6/30/21		1/1/20-12/31/20
Net investment income		$451,905	$25,336,769
Net realized gains (losses)		—	(218,189)
Net change in unrealized appreciation (depreciation)	+	37,248	(330,708)
Increase in net assets from operations		489,153	24,787,872
Distributions to shareholders
Ultra Shares		(451,905)	(25,338,672)

Transactions in Fund Shares
		1/1/21-6/30/21		1/1/20-12/31/20
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Ultra Shares		1,293,165,081	$1,293,666,512	6,236,367,663	$6,239,237,354
Shares Reinvested
Ultra Shares		338,318	338,447	22,053,966	22,064,043
Shares Redeemed
Ultra Shares	+	(1,782,471,669)	(1,783,152,538)	(8,231,758,002)	(8,234,862,074)
Net transactions in fund shares		(488,968,270)	($489,147,579)	(1,973,336,373)	($1,973,560,677)
Shares Outstanding and Net Assets
		1/1/21-6/30/21		1/1/20-12/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,412,863,932	$3,414,044,534	5,386,200,305	$5,388,156,011
Total decrease	+	(488,968,270)	(489,110,331)	(1,973,336,373)	(1,974,111,477)
End of period		2,923,895,662	$2,924,934,203	3,412,863,932	$3,414,044,534
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See financial notes

Schwab Variable Share Price Money Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Variable Share Price Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Variable Share Price Money Fund currently offers one class of shares, Ultra Shares. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Short-term investments: Money market investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, discounted cash flow models or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable investments, market trades, projected cash flows, credit reviews and issuer news.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2021, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2021, the fund had investments in repurchase agreements with a gross value of $938,804,153 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Cash Investments: The Fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the Fund.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In March 2020, the FASB issued Accounting Standards Update “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU 2020-04), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
based reference rates at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could cause the fund to be unable to pay redemption proceeds within a short period of time.
Variable NAV Risk. The fund does not maintain a stable NAV per share. The value of the fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the fund’s portfolio securities. You could lose money by investing in the fund.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual class operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%.
During the period ended June 30, 2021, the fund waived a total of $1,415,388 in expenses: $295,859 was waived in accordance with the contractual expense limitation, and $1,119,529 was waived voluntarily.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of June 30, 2021:
Underlying Fund
Schwab Balanced Fund	0.5%
Schwab MarketTrack Balanced Portfolio	0.6%
Schwab MarketTrack Conservative Portfolio	0.3%
Schwab MarketTrack Growth Portfolio	0.8%
Schwab Monthly Income Fund — Enhanced Payout	0.0%*
Schwab Monthly Income Fund — Maximum Payout	0.0%*
Schwab Monthly Income Fund — Moderate Payout	0.0%*
Schwab Target 2010 Fund	0.1%
Schwab Target 2015 Fund	0.1%
Schwab Target 2020 Fund	0.5%
Schwab Target 2025 Fund	0.4%
Schwab Target 2030 Fund	0.5%
Schwab Target 2035 Fund	0.2%
Schwab Target 2040 Fund	0.2%
Schwab Target 2045 Fund	0.0%*
Schwab Target 2050 Fund	0.0%*
Schwab Target 2010 Index Fund	0.1%
Schwab Target 2015 Index Fund	0.1%
Schwab Target 2020 Index Fund	0.3%
Schwab Target 2025 Index Fund	0.3%
Schwab Target 2030 Index Fund	0.3%
Schwab Target 2035 Index Fund	0.1%
Schwab Target 2040 Index Fund	0.1%
Schwab Target 2045 Index Fund	0.0%*
Schwab Target 2050 Index Fund	0.0%*
Schwab Target 2055 Index Fund	0.0%*
Schwab VIT Balanced Portfolio	0.1%
Schwab VIT Balanced with Growth Portfolio	0.2%
Schwab VIT Growth Portfolio	0.2%
*	Less than 0.05%
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board under Rule 17a-7 of the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2021, the fund’s total aggregate security transactions with other funds in the Fund Complex was $7,000,253 and includes realized gains (losses) of $0.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2021, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$2,857,260,971
Gross unrealized appreciation	$4,153,660
Gross unrealized depreciation	(4,035,124)
Net unrealized appreciation (depreciation)	$118,536
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2020, the fund had capital loss carryforwards of $218,189 available to offset future net capital gains.
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Financial Notes, unaudited (continued)

7. Federal Income Taxes (continued):
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2021. The tax-basis components of distributions paid during the fiscal year ended December 31, 2020, were as follows:
Ordinary income	$25,338,672
As of December 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2020, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Variable Share Price Money Fund (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of CSIM and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on
May 12, 2021 and June 8, 2021, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 8, 2021 called for the purpose of voting on such approval.1
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees considered CSIM’s effective implementation of its business continuity plan in response to the COVID-19 pandemic and government-mandated restrictions during the prior year. The Trustees also considered

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Schwab’s wide range of products, services, and channel alternatives such as investment research tools and an array of account features that benefit Fund shareholders who are brokerage clients of Schwab. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition, including Schwab’s ability to maintain consistent operations and service levels during recent periods of remote work and market volatility. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and market trends, as well as in consideration of the Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Fund from exceeding a specified cap, as well as historically using voluntary waivers (which CSIM will not recoup) to maintain a certain yield. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM with respect to the Fund is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) graduated investment advisory fee schedules, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab fund complex with such features. The Trustees acknowledged that CSIM has shared any economies of scale with the Fund by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continue to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect

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shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by CSIM and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

[1]	The meeting on June 8, 2021 was held by means of videoconference in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.
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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	103	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	103	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	103	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
William P. McMahon, Jr.
1972
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2021 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR92570-05
00263008

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a) (1) Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Charles Schwab Family of Funds

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date:	August 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date:	August 16, 2021

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	August 16, 2021